SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	FACE AMOUNT	VALUE†
YANKEE CORPORATE BONDS AND NOTES — 13.8%
Consumer, Cyclical — 0.3%
BMW U.S. Capital LLC, 3.700%, 4/01/32 ±	$1,000,000	$934,206
Magna International, Inc., 5.500%, 3/21/33	400,000	410,543
		1,344,749
Consumer, Non-cyclical — 0.7%
Ashtead Capital, Inc., 5.550%, 5/30/33 ±	1,480,000	1,495,237
BAT Capital Corp., 6.000%, 2/20/34	1,500,000	1,585,574
		3,080,811
Financial — 7.1%
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, 4.330%, 12/08/30 ±‡	4,000,000	4,010,481
Bank of Nova Scotia (The), 5.650%, 2/01/34	300,000	312,285
Commonwealth Bank of Australia, SOFR + 0.810%, 4.458%, 3/14/30 ±‡	2,000,000	2,015,843
Cooperatieve Rabobank UA, SOFR + 0.710%, 4.361%, 3/05/27 ‡	9,500,000	9,528,505
Credit Agricole SA, SOFR + 0.870%, 4.519%, 3/11/27 ±‡	572,000	573,425
Credit Agricole SA, 5.514%, 7/05/33 ±	400,000	412,958
Mitsubishi UFJ Financial Group, Inc., 3.195%, 7/18/29	2,000,000	1,918,026
Nordea Bank Abp, SOFR + 1.020%, 4.670%, 9/10/29 ±‡	3,000,000	3,041,528
Royal Bank of Canada, 5.000%, 2/01/33	1,000,000	1,008,639
Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/33	1,000,000	1,042,179
Swedbank AB, SOFR + 1.030%, 4.687%, 11/20/29 ±‡	2,000,000	2,020,262
Westpac Banking Corp., SOFR + 0.420%, 4.087%, 4/16/26 ‡	2,300,000	2,300,244
Westpac Banking Corp., SOFR + 0.820%, 4.466%, 7/01/30 ‡	4,000,000	4,030,192
		32,214,567
Government — 5.7%
European Bank for Reconstruction & Development, SOFR + 0.420%, 4.087%, 7/22/30 ‡	2,500,000	2,503,998
European Investment Bank, SOFR + 0.320%, 3.980%, 8/14/29 ‡	7,500,000	7,507,201
Inter-American Development Bank, SOFR + 0.370%, 4.035%, 8/01/29 ‡	4,000,000	4,013,780

	FACE AMOUNT	VALUE†
Kommunalbanken AS, SOFR + 0.400%, 4.055%, 3/03/28 ±‡	$5,000,000	$5,016,512
Province of Ontario Canada, 4.200%, 1/18/29	3,000,000	3,023,603
Svensk Exportkredit AB, SOFR + 1.000%, 4.664%, 5/05/27 ‡	2,500,000	2,520,824
Svensk Exportkredit AB, SOFR + 1.000%, 4.665%, 8/03/26 ‡	1,600,000	1,604,608
		26,190,526
TOTAL YANKEE CORPORATE BONDS AND NOTES (Identified Cost $62,656,222)		62,830,653
CORPORATE BONDS AND NOTES — 54.3%
Basic Materials — 0.9%
EIDP, Inc., 4.800%, 5/15/33	2,000,000	1,980,473
LYB International Finance III LLC, 5.500%, 3/01/34	2,110,000	2,099,511
		4,079,984
Communications — 6.5%
Alphabet, Inc., 4.100%, 11/15/30	2,000,000	1,986,682
Amazon.com, Inc., 3.600%, 4/13/32	4,719,000	4,496,625
Amazon.com, Inc., 4.350%, 3/20/33	8,500,000	8,353,902
Cisco Systems, Inc., 4.800%, 2/26/27	2,000,000	2,012,556
Cisco Systems, Inc., 4.950%, 2/24/32	3,000,000	3,062,493
Comcast Corp., 4.250%, 1/15/33	3,500,000	3,385,755
FactSet Research Systems, Inc., 3.450%, 3/01/32	2,200,000	1,987,815
Meta Platforms, Inc., 3.850%, 8/15/32	3,000,000	2,866,183
Verizon Communications, Inc., 4.500%, 8/10/33	300,000	291,203
Verizon Communications, Inc., 4.750%, 1/15/33	1,000,000	987,896
		29,431,110
Consumer, Cyclical — 3.1%
American Honda Finance Corp., 4.900%, 1/10/34	2,000,000	1,947,249
American Honda Finance Corp., 5.200%, 3/05/35	500,000	491,060
Costco Wholesale Corp., 1.750%, 4/20/32	5,000,000	4,323,633
Dick's Sporting Goods, Inc., 4.000%, 10/01/29 ±	500,000	486,852
LKQ Corp., 6.250%, 6/15/33	620,000	639,278
Walmart, Inc., SOFR + 0.430%, 4.095%, 4/28/27 ‡	6,213,000	6,235,795
		14,123,867
Consumer, Non-cyclical — 8.1%
Cargill, Inc., 4.000%, 6/22/32 ±	1,000,000	963,266
Cigna Group (The), 5.250%, 2/15/34	3,000,000	3,039,757
Colgate-Palmolive Co., 4.200%, 5/01/30	500,000	499,950

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Consumer, Non-cyclical (Continued)
Conagra Brands, Inc., 4.850%, 11/01/28	$2,000,000	$2,002,003
Elevance Health, Inc., 4.100%, 5/15/32	151,000	145,056
Eli Lilly & Co., SOFR + 0.530%, 4.198%, 10/15/28 ‡	3,500,000	3,506,208
Experian Finance PLC, 2.750%, 3/08/30 ±	1,000,000	934,455
Merck & Co., Inc., SOFR + 0.460%, 4.108%, 9/15/27 ‡	1,622,000	1,625,809
Novartis Capital Corp., 4.100%, 11/05/30	3,000,000	2,962,923
Philip Morris International, Inc., 5.250%, 2/13/34	3,000,000	3,057,887
Procter & Gamble Co. (The), 4.050%, 5/01/30	500,000	498,035
Procter & Gamble Co. (The), 4.550%, 1/29/34	4,000,000	4,014,966
Roche Holdings, Inc., SOFR + 0.740%, 4.400%, 11/13/26 ±‡	900,000	901,355
Roche Holdings, Inc., 4.909%, 3/08/31 ±	5,400,000	5,515,281
Roche Holdings, Inc., 5.593%, 11/13/33 ±	6,000,000	6,342,307
UnitedHealth Group, Inc., 5.150%, 7/15/34	1,000,000	1,009,887
		37,019,145
Energy — 2.9%
BP Capital Markets America, Inc., 4.812%, 2/13/33	1,000,000	1,004,428
BP Capital Markets America, Inc., 4.893%, 9/11/33	2,500,000	2,514,731
Chevron USA, Inc., SOFR + 0.360%, 4.014%, 2/26/27 ‡	459,000	459,585
Chevron USA, Inc., SOFR + 0.470%, 4.124%, 2/26/28 ‡	6,744,000	6,750,438
HF Sinclair Corp., 5.500%, 9/01/32	500,000	501,597
Shell Finance U.S., Inc., 4.125%, 11/06/30	2,000,000	1,981,179
		13,211,958
Financial — 25.0%
Allstate Corp. (The), 5.250%, 3/30/33	400,000	408,763
American Express Co., SOFR + 0.650%, 4.312%, 11/04/26 ‡	1,500,000	1,502,660
American National Group, Inc., 6.144%, 6/13/32 ±	1,100,000	1,125,702
Americold Realty Operating Partnership LP, 5.600%, 5/15/32	2,000,000	1,973,509

	FACE AMOUNT	VALUE†
Ameriprise Financial, Inc., 5.150%, 5/15/33	$1,000,000	$1,018,431
Assurant, Inc., 2.650%, 1/15/32	2,000,000	1,751,055
Bank of America NA, SOFR + 1.020%, 4.680%, 8/18/26 ‡	2,500,000	2,505,311
Bank of America NA, 5.526%, 8/18/26	5,000,000	5,020,047
Bank of New York Mellon Corp. (The), 1.050%, 10/15/26	1,000,000	983,746
Bank of New York Mellon Corp. (The), 2.050%, 1/26/27	7,000,000	6,885,699
Bank of New York Mellon Corp. (The), 2.450%, 8/17/26	2,000,000	1,988,276
Bank of New York Mellon Corp. (The), 2.500%, 1/26/32	400,000	361,385
Bank of New York Mellon Corp. (The), SOFR + 0.630%, 4.296%, 1/22/30 ‡	3,000,000	2,999,268
Blackrock, Inc., 1.900%, 1/28/31	5,800,000	5,169,643
Blackrock, Inc., 4.750%, 5/25/33	500,000	503,197
Boston Properties LP, 2.550%, 4/01/32	250,000	214,737
Camden Property Trust, 4.900%, 1/15/34	1,500,000	1,492,348
Charles Schwab Corp. (The), 2.900%, 3/03/32	1,000,000	905,868
Citibank NA, SOFR + 1.060%, 4.712%, 12/04/26 ‡	2,000,000	2,010,139
CNA Financial Corp., 5.125%, 2/15/34	3,000,000	2,956,845
EPR Properties, 3.600%, 11/15/31	2,700,000	2,452,279
GLP Capital LP/GLP Financing II, Inc., 5.250%, 2/15/33	260,000	254,895
Jefferies Financial Group, Inc., 6.200%, 4/14/34	2,000,000	2,040,864
JPMorgan Chase Bank NA, SOFR + 1.000%, 4.649%, 12/08/26 ‡	13,000,000	13,056,406
Kimco Realty OP LLC, 4.850%, 3/01/35	500,000	490,370
Lincoln National Corp., 5.852%, 3/15/34	2,800,000	2,857,345
Mastercard, Inc., 2.000%, 11/18/31	771,000	682,641
Mastercard, Inc., 4.350%, 1/15/32	7,600,000	7,540,415
Mid-America Apartments LP, 5.000%, 3/15/34	2,400,000	2,391,097
Morgan Stanley Bank NA, SOFR + 1.165%, 4.830%, 10/30/26 ‡	4,000,000	4,017,471
National Securities Clearing Corp., SOFR + 0.570%, 4.227%, 5/20/27 ±‡	1,000,000	1,001,628
National Securities Clearing Corp., 4.350%, 5/20/27 ±	3,000,000	3,008,684
Omega Healthcare Investors, Inc., 3.250%, 4/15/33	250,000	220,099
Prologis LP, 5.000%, 1/31/35	500,000	499,543

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	FACE AMOUNT	VALUE†
CORPORATE BONDS AND NOTES (Continued)
Financial (Continued)
Public Storage Operating Co., SOFR + 0.700%, 4.367%, 4/16/27 ‡	$2,000,000	$2,003,431
Realty Income Corp., 2.850%, 12/15/32	600,000	532,646
Realty Income Corp., 5.125%, 2/15/34	1,000,000	1,008,058
Simon Property Group LP, 5.500%, 3/08/33	850,000	880,814
State Street Bank & Trust Co., SOFR + 0.460%, 4.114%, 11/25/26 ‡	450,000	450,224
State Street Bank & Trust Co., 4.594%, 11/25/26	2,000,000	2,007,471
State Street Corp., SOFR + 0.640%, 4.306%, 10/22/27 ‡	5,120,000	5,133,560
State Street Corp., SOFR + 0.845%, 4.507%, 8/03/26 ‡	4,000,000	4,001,383
State Street Corp., 4.993%, 3/18/27	1,000,000	1,006,950
Synchrony Financial, 2.875%, 10/28/31	2,000,000	1,745,745
Wells Fargo Bank NA, SOFR + 1.060%, 4.721%, 8/07/26 ‡	2,924,000	2,929,651
Wells Fargo Bank NA, 5.254%, 12/11/26	4,500,000	4,531,631
Wells Fargo Bank NA, 5.450%, 8/07/26	5,000,000	5,017,032
		113,538,962
Industrial — 0.8%
Amphenol Corp., 5.250%, 4/05/34	600,000	613,585
Avnet, Inc., 5.500%, 6/01/32	3,000,000	3,038,831
		3,652,416
Technology — 4.7%
Accenture Capital, Inc., 4.500%, 10/04/34	5,000,000	4,841,417
Fidelity National Information Services, Inc., 4.550%, 3/10/29	2,000,000	1,991,194
IBM International Capital Pte. Ltd., 4.900%, 2/05/34	3,000,000	2,963,966
Salesforce, Inc., 4.650%, 3/15/29	3,000,000	3,005,371
Salesforce, Inc., 5.200%, 3/15/33	1,000,000	999,012
Texas Instruments, Inc., 1.900%, 9/15/31	8,401,000	7,401,658
		21,202,618
Utilities — 2.3%
Edison International, 6.950%, 11/15/29	500,000	527,682
Georgia Power Co., 5.250%, 3/15/34	2,600,000	2,657,907
NextEra Energy Capital Holdings, Inc., 5.250%, 3/15/34	3,000,000	3,039,636
NextEra Energy Capital Holdings, Inc., 5.300%, 3/15/32	1,000,000	1,023,565

	FACE AMOUNT	VALUE†
Virginia Electric & Power Co., 5.000%, 1/15/34	$3,000,000	$2,992,696
		10,241,486
TOTAL CORPORATE BONDS AND NOTES (Identified Cost $245,314,341)		246,501,546
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.7%
Sovereign — 0.5%
Federal Home Loan Mortgage Corp., SOFR + 0.220%, 3.850%, 5/23/28 ‡	2,339,000	2,343,802
U.S. Treasury Securities — 30.2%
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.098%, 3.751%, 1/31/27 ‡	13,000,000	13,004,901
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.159%, 3.812%, 7/31/27 ‡	11,000,000	11,010,796
U.S. Treasury Floating Rate Notes, 3 mo. Treasury Money Market Yield + 0.160%, 3.813%, 4/30/27 ‡	23,500,000	23,525,999
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26	2,713,480	2,752,809
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	21,422,340	21,609,554
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27	23,036,400	22,909,826
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	2,528,060	2,420,551
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	2,536,860	2,415,787
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	1,249,300	1,175,079
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	11,442,510	11,132,621
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	19,277,315	19,279,468
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	3,056,956	2,947,749
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	2,750,748	2,741,724
		136,926,864
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Identified Cost $138,541,470)		139,270,666

	SHARES
SHORT-TERM INVESTMENTS — 0.6%
Investment Company — 0.6%
State Street Institutional U.S. Government Money Market Fund 3.350%	2,698,692	2,698,692
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,698,692)		2,698,692
Total Investments — 99.4% (Identified Cost $449,210,725)		451,301,557
Cash and Other Assets, Less Liabilities — 0.6%		2,945,904
Net Assets — 100.0%		$454,247,461

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2026 amounted to $39,799,982 or 8.76% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2026.

Key to abbreviations:
SOFR — Secured Overnight Financing Rate

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	FACE AMOUNT		VALUE†
BONDS AND NOTES — 97.5%
Australia — 6.8%
Australia & New Zealand Banking Group Ltd., (SOFR + 0.620%), 4.267%, 6/18/28 ±‡	USD	2,000,000	$2,006,289
Australia & New Zealand Banking Group Ltd., (SOFR + 0.650%), 4.297%, 9/30/27 ±‡	USD	713,000	715,773
Australia & New Zealand Banking Group Ltd., (SOFR + 0.810%), 4.477%, 1/18/27 ±‡	USD	1,900,000	1,906,737
Australia & New Zealand Banking Group Ltd., (3-mo. Swap + 1.200%), 5.134%, 11/04/27 ‡	AUD	500,000	348,601
Commonwealth Bank of Australia, (SOFR + 0.460%), 4.114%, 11/27/26 ±‡	USD	2,750,000	2,754,051
Commonwealth Bank of Australia, (SOFR + 0.640%), 4.288%, 3/14/28 ±‡	USD	3,360,000	3,373,125
Commonwealth Bank of Australia, (3-mo. Swap + 1.150%), 4.892%, 1/13/28 ‡	AUD	1,500,000	1,045,709
Macquarie Bank Ltd., (SOFR + 0.740%), 4.388%, 6/12/28 ±‡	USD	1,300,000	1,299,339
National Australia Bank Ltd., (SOFR + 0.620%), 4.269%, 6/11/27 ±‡	USD	5,969,000	5,986,356
National Australia Bank Ltd., (SOFR + 0.650%), 4.298%, 6/13/28 ±‡	USD	2,200,000	2,206,612
National Australia Bank Ltd., (SOFR + 0.790%), 4.458%, 1/14/30 ±‡	USD	3,000,000	3,019,494
National Australia Bank Ltd., (3-mo. Swap + 0.780%), 4.736%, 5/12/26 ‡	AUD	1,500,000	1,035,270
National Australia Bank Ltd., (3-mo. Swap + 1.200%), 5.193%, 11/25/27 ‡	AUD	500,000	348,601
New South Wales Treasury Corp., 1.750%, 3/20/34	AUD	4,000,000	2,111,330
Queensland Treasury Corp., 1.750%, 7/20/34	AUD	4,500,000	2,338,548
Treasury Corp. of Victoria, 2.250%, 9/15/33	AUD	6,000,000	3,343,802
Westpac Banking Corp., (SOFR + 0.820%), 4.466%, 7/01/30 ‡	USD	300,000	302,264
Westpac Banking Corp., (SOFR + 0.810%), 4.477%, 4/16/29 ‡	USD	2,790,000	2,808,067
Westpac Banking Corp., (3-mo. Swap + 0.980%), 4.937%, 2/16/28 ‡	AUD	500,000	347,769
			37,297,737
Belgium — 0.7%
Kingdom of Belgium Government Bonds, 2.850%, 10/22/34	EUR	2,800,000	3,099,406
Ministeries Van de Vlaamse Gemeenschap, 2.750%, 10/22/29	EUR	400,000	457,930
			3,557,336
	FACE AMOUNT		VALUE†
Canada — 19.0%
Canada Housing Trust No. 1, 1.750%, 6/15/30 ±	CAD	4,000,000	$2,721,211
Canada Housing Trust No. 1, 2.850%, 6/15/30 ±	CAD	2,000,000	1,422,016
City of Montreal, 4.250%, 9/01/33	CAD	5,000,000	3,702,789
CPPIB Capital, Inc., 4.300%, 6/02/34	CAD	10,000,000	7,477,176
OMERS Finance Trust, 3.250%, 1/28/35	EUR	2,000,000	2,273,205
Ontario Teachers' Finance Trust, 1.850%, 5/03/32 ±	EUR	2,619,000	2,793,283
Province of Alberta Canada, 3.125%, 10/16/34	EUR	2,500,000	2,832,629
Province of Alberta Canada, 4.150%, 6/01/33	CAD	12,800,000	9,523,886
Province of British Columbia Canada, 4.150%, 6/18/34	CAD	18,300,000	13,510,730
Province of Manitoba Canada, 3.800%, 6/02/33	CAD	8,000,000	5,810,607
Province of Manitoba Canada, 4.250%, 6/02/34	CAD	11,000,000	8,174,998
Province of Manitoba Canada, 4.850%, 8/28/34	AUD	2,000,000	1,299,701
Province of Ontario Canada, 3.650%, 6/02/33	CAD	12,500,000	9,021,242
Province of Ontario Canada, 4.150%, 6/02/34	CAD	6,600,000	4,889,024
Province of Ontario Canada, 5.350%, 5/08/34	AUD	2,000,000	1,367,081
Province of Quebec Canada, 0.000%, 10/29/30 #	EUR	250,000	251,684
Province of Quebec Canada, 3.600%, 9/01/33	CAD	6,800,000	4,867,150
Province of Quebec Canada, 4.450%, 9/01/34	CAD	10,000,000	7,521,487
Province of Saskatchewan Canada, 3.300%, 5/08/34	EUR	6,600,000	7,595,555
Province of Saskatchewan Canada, 3.800%, 6/02/35	CAD	2,000,000	1,431,768
PSP Capital, Inc., 3.250%, 7/02/34	EUR	5,000,000	5,717,204
			104,204,426
Denmark — 2.5%
Novo Nordisk Finance Netherlands BV, 3.375%, 5/21/34	EUR	12,400,000	13,915,790
Finland — 2.7%
Finnvera OYJ, 2.375%, 10/29/30	EUR	1,700,000	1,916,316
Kuntarahoitus OYJ, (SOFR + 1.000%), 4.665%, 2/02/29 ‡	USD	7,500,000	7,649,867
Nordea Bank Abp, (SOFR + 0.740%), 4.386%, 3/19/27 ±‡	USD	5,000,000	5,012,543
			14,578,726
France — 2.8%
Caisse des Depots et Consignations, (SOFR + 0.340%), 4.004%, 5/03/26 ‡	USD	4,800,000	4,797,997
LVMH Moet Hennessy Louis Vuitton SE, 2.625%, 3/07/29	EUR	3,000,000	3,415,632
LVMH Moet Hennessy Louis Vuitton SE, 3.000%, 3/07/32	EUR	2,000,000	2,251,068

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
France (Continued)
LVMH Moet Hennessy Louis Vuitton SE, 3.500%, 9/07/33	EUR	4,200,000	$4,834,225
			15,298,922
Germany — 0.8%
Deutsche Boerse AG, 3.875%, 9/28/33	EUR	1,300,000	1,528,057
Kreditanstalt fuer Wiederaufbau, 0.050%, 9/29/34	EUR	3,500,000	3,118,015
			4,646,072
Netherlands — 2.3%
BNG Bank NV, 0.100%, 1/15/30	EUR	1,000,000	1,040,909
BNG Bank NV, 0.125%, 4/19/33	EUR	4,000,000	3,750,273
BNG Bank NV, 2.750%, 8/28/34	EUR	5,000,000	5,566,811
Cooperatieve Rabobank UA, (SOFR + 0.710%), 4.361%, 3/05/27 ‡	USD	500,000	501,500
Cooperatieve Rabobank UA, (SOFR + 0.900%), 4.578%, 10/05/26 ‡	USD	1,110,000	1,112,561
Cooperatieve Rabobank UA, (3-mo. Swap + 0.880%), 4.874%, 5/22/26 ‡	AUD	700,000	483,117
			12,455,171
New Zealand — 5.1%
New Zealand Government Bonds, 2.000%, 5/15/32	NZD	29,000,000	14,555,114
New Zealand Local Government Funding Agency Bonds, 2.250%, 5/15/31	NZD	15,000,000	7,721,283
New Zealand Local Government Funding Agency Bonds, 4.500%, 5/14/32	NZD	5,000,000	2,838,296
New Zealand Local Government Funding Agency Bonds, 5.000%, 3/08/34	AUD	4,500,000	3,016,166
			28,130,859
Norway — 3.2%
Equinor ASA, 1.375%, 5/22/32	EUR	2,000,000	2,041,782
Kommunalbanken AS, (SOFR + 1.000%), 4.648%, 6/17/26 ‡	USD	15,300,000	15,328,424
			17,370,206
Singapore — 1.8%
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.247%, 3/21/28 ±‡	USD	3,400,000	3,405,701
DBS Group Holdings Ltd., (SOFR + 0.600%), 4.247%, 3/21/28 ‡	USD	1,200,000	1,202,012
DBS Group Holdings Ltd., (SOFR + 0.650%), 4.297%, 3/21/30 ‡	USD	5,100,000	5,129,330
			9,737,043
	FACE AMOUNT		VALUE†
Supranational — 15.9%
Asian Development Bank, (SOFR + 0.300%), 3.948%, 6/20/28 ‡	USD	2,000,000	$2,000,128
Asian Development Bank, (SOFR + 1.000%), 4.656%, 8/27/26 ‡	USD	2,896,000	2,906,630
Asian Development Bank, (SOFR + 1.000%), 4.681%, 4/06/27 ‡	USD	200,000	201,529
Asian Development Bank, 4.800%, 1/17/33	AUD	5,000,000	3,355,780
Asian Infrastructure Investment Bank (The), (SOFR + 0.620%), 4.280%, 8/16/27 ‡	USD	5,000,000	5,024,676
European Bank for Reconstruction & Development, (SOFR + 0.190%), 3.858%, 4/14/26 ‡	USD	3,126,000	3,125,980
European Bank for Reconstruction & Development, (SOFR + 0.330%), 3.990%, 2/20/28 ‡	USD	10,000,000	10,009,923
European Investment Bank, (SOFR + 0.320%), 3.980%, 8/14/29 ‡	USD	2,000,000	2,001,920
European Investment Bank, (SOFR + 1.000%), 4.656%, 5/21/28 ‡	USD	3,800,000	3,855,855
European Union, 3.000%, 12/04/34	EUR	5,000,000	5,652,736
European Union, 3.125%, 12/04/30	EUR	1,000,000	1,164,395
European Union, 3.250%, 7/04/34	EUR	7,200,000	8,312,031
Inter-American Development Bank, (SOFR + 0.270%), 3.918%, 3/20/28 ‡	USD	2,000,000	2,001,694
Inter-American Development Bank, (SOFR + 0.280%), 3.950%, 4/12/27 ‡	USD	1,000,000	1,000,712
Inter-American Development Bank, (SOFR + 0.350%), 4.035%, 10/04/27 ‡	USD	5,483,000	5,496,908
Inter-American Development Bank, (SOFR + 0.350%), 4.035%, 10/05/28 ‡	USD	3,020,000	3,026,856
Inter-American Development Bank, (SOFR + 0.370%), 4.035%, 8/01/29 ‡	USD	4,000,000	4,013,780
International Bank for Reconstruction & Development, (SOFR + 0.270%), 3.918%, 6/15/27 @‡	USD	8,500,000	8,514,885
International Bank for Reconstruction & Development, (SOFR + 0.370%), 4.039%, 1/12/27 ‡	USD	1,000,000	1,001,426

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	FACE AMOUNT		VALUE†
BONDS AND NOTES (Continued)
Supranational (Continued)
International Bank for Reconstruction & Development, (SOFR + 0.430%), 4.090%, 8/19/27 ‡	USD	3,650,000	$3,663,674
International Bank for Reconstruction & Development, 4.200%, 4/21/33	AUD	2,000,000	1,288,220
International Finance Corp., 3.635%, 8/26/33	AUD	500,000	310,440
Nordic Investment Bank, (SOFR + 0.290%), 3.975%, 10/04/27 ±‡	USD	8,325,000	8,339,562
Nordic Investment Bank, (SOFR + 1.000%), 4.661%, 5/12/26 ‡	USD	1,050,000	1,050,978
			87,320,718
Sweden — 1.2%
Svensk Exportkredit AB, (SOFR + 1.000%), 4.664%, 5/05/27 ‡	USD	3,000,000	3,024,989
Svensk Exportkredit AB, (SOFR + 1.000%), 4.665%, 8/03/26 ‡	USD	1,835,000	1,840,285
Swedbank AB, (SOFR + 1.030%), 4.687%, 11/20/29 ±‡	USD	1,700,000	1,717,223
			6,582,497
United States — 32.7%
Alphabet, Inc., 3.000%, 5/06/33	EUR	5,600,000	6,248,369
Berkshire Hathaway Finance Corp., 2.000%, 3/18/34	EUR	10,000,000	10,290,873
Blackrock, Inc., 4.750%, 5/25/33	USD	5,000,000	5,031,973
Chevron USA, Inc., (SOFR + 0.470%), 4.124%, 2/26/28 ‡	USD	2,000,000	2,001,909
Eli Lilly & Co., (SOFR + 0.530%), 4.198%, 10/15/28 ‡	USD	6,200,000	6,210,997
Exxon Mobil Corp., 0.835%, 6/26/32	EUR	11,100,000	10,969,469
Federal Farm Credit Banks Funding Corp., (SOFR + 0.130%), 3.760%, 8/12/26 ‡	USD	280,000	280,121
Morgan Stanley Bank NA, (SOFR + 1.165%), 4.830%, 10/30/26 ‡	USD	5,250,000	5,272,931
National Securities Clearing Corp., (SOFR + 0.570%), 4.227%, 5/20/27 ±‡	USD	1,500,000	1,502,442
Nestle Finance International Ltd., 2.875%, 1/14/32	EUR	2,602,000	2,941,524
Procter & Gamble Co. (The), 2.900%, 11/03/33	EUR	2,600,000	2,896,145
Procter & Gamble Co. (The), 3.200%, 4/29/34	EUR	4,500,000	5,080,472
Roche Holdings, Inc., (SOFR + 0.740%), 4.400%, 11/13/26 ±‡	USD	1,050,000	1,051,581
Sanofi SA, 2.750%, 3/11/31	EUR	5,200,000	5,865,301
Shell International Finance BV, 1.875%, 4/07/32	EUR	1,800,000	1,899,142
State Street Corp., (SOFR + 0.640%), 4.306%, 10/22/27 ‡	USD	3,560,000	3,569,429
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26	USD	6,545,715	6,602,919
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/30	USD	17,696,420	16,943,855
	FACE AMOUNT		VALUE†
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/30	USD	17,758,020	$16,910,509
U.S. Treasury Inflation-Indexed Notes, 0.125%, 1/15/31	USD	17,490,200	16,451,112
U.S. Treasury Inflation-Indexed Notes, 0.250%, 7/15/29	USD	16,528,070	16,080,453
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27	USD	28,583,605	28,586,797
U.S. Treasury Inflation-Indexed Notes, 1.125%, 1/15/33	USD	3,602,841	3,474,133
U.S. Treasury Inflation-Indexed Notes, 1.750%, 1/15/34	USD	2,644,950	2,636,273
Wells Fargo Bank NA, (SOFR + 1.070%), 4.719%, 12/11/26 ‡	USD	385,000	386,085
			179,184,814
TOTAL BONDS AND NOTES (Identified Cost $531,230,850)			534,280,317

	SHARES
SHORT-TERM INVESTMENTS — 0.8%
Investment Company — 0.7%
State Street Institutional U.S. Government Money Market Fund 3.350%	4,270,820	4,270,820
Collateral For Securities On Loan — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	306,750	306,750
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,577,570)		4,577,570
Total Investments — 98.3% (Identified Cost $535,808,420)		538,857,887
Cash and Other Assets, Less Liabilities — 1.7%		9,159,922
Net Assets — 100.0%		$548,017,809

†	See Note 1
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2026 amounted to $51,233,337 or 9.35% of the net assets of the Fund.
‡	Floating rate or variable rate note. Rate shown is as of March 31, 2026.
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $300,631.
#	Zero coupon bond

Key to abbreviations:
AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro Currency
NZD — New Zealand Dollar
SOFR — Secured Overnight Financing Rate
USD — U.S. Dollar

The accompanying notes are an integral part of these portfolio of investments.

SA Global Fixed Income Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts sold outstanding as of March 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/01/26	USD	6,441,405	NZD	10,750,217	State Street Bank & Trust Co.	$6,177,611	$263,794	$—
04/09/26	USD	3,286,408	CAD	4,481,820	State Street Bank & Trust Co.	3,222,935	63,474	—
04/10/26	USD	27,935,183	EUR	24,128,418	State Street Bank & Trust Co.	27,899,268	35,915	—
04/13/26	USD	8,814,393	AUD	12,314,149	State Street Bank & Trust Co.	8,494,967	319,426	—
04/13/26	USD	5,949,731	NZD	9,910,478	State Street Bank & Trust Co.	5,697,101	252,629	—
04/15/26	USD	3,962,443	CAD	5,377,174	State Street Bank & Trust Co.	3,867,809	94,634	—
04/20/26	USD	384,188	NZD	634,590	State Street Bank & Trust Co.	364,882	19,306	—
04/24/26	USD	2,499,733	CAD	3,416,245	State Street Bank & Trust Co.	2,458,276	41,457	—
04/24/26	USD	7,553,704	NZD	12,629,145	State Street Bank & Trust Co.	7,262,567	291,137	—
04/27/26	USD	18,780,468	CAD	25,878,274	State Street Bank & Trust Co.	18,624,043	156,426	—
04/29/26	USD	52,700,505	CAD	72,876,703	State Street Bank & Trust Co.	52,452,397	248,108	—
04/30/26	USD	45,412,331	EUR	37,859,594	State Street Bank & Trust Co.	43,818,299	1,594,032	—
05/22/26	USD	32,750,308	EUR	28,466,340	State Street Bank & Trust Co.	32,979,692	—	(229,384)
05/26/26	USD	14,802,233	AUD	21,237,895	State Street Bank & Trust Co.	14,642,449	159,784	—
05/26/26	USD	28,991,881	EUR	24,922,005	State Street Bank & Trust Co.	28,878,608	113,273	—
06/02/26	USD	5,675,830	NZD	9,895,675	State Street Bank & Trust Co.	5,698,938	—	(23,108)
06/18/26	USD	6,530,733	NZD	11,207,938	State Street Bank & Trust Co.	6,458,066	72,667	—
							$3,726,062	$(252,492)

Forward Foreign Currency Exchange Contracts purchased outstanding as of March 31, 2026

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Total Value	Unrealized Appreciation	Unrealized Depreciation
04/01/26	NZD	9,895,675	USD	5,664,086	State Street Bank & Trust Co.	$5,686,549	$22,462	$—
04/01/26	NZD	854,542	USD	509,134	State Street Bank & Trust Co.	491,062	—	(18,072)
04/24/26	NZD	569,539	USD	332,303	State Street Bank & Trust Co.	327,521	—	(4,781)
04/30/26	EUR	1,148,874	USD	1,331,571	State Street Bank & Trust Co.	1,329,695	—	(1,876)
05/26/26	AUD	1,562,617	USD	1,070,299	State Street Bank & Trust Co.	1,077,345	7,046	—
							$29,508	$(24,729)
Total							$3,755,570	$(277,221)

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 95.1%
Aerospace & Defense — 2.0%
ATI, Inc. *	1,233	$179,352
Axon Enterprise, Inc. *	479	203,426
Boeing Co. (The) *	8,201	1,632,245
BWX Technologies, Inc.	1,140	233,119
Carpenter Technology Corp.	592	233,337
Curtiss-Wright Corp.	354	241,116
General Dynamics Corp.	2,193	752,681
General Electric Co.	5,444	1,544,844
HEICO Corp.	574	157,391
HEICO Corp., Class A	530	111,878
Hexcel Corp.	452	36,580
Howmet Aerospace, Inc.	1,946	448,475
Huntington Ingalls Industries, Inc.	381	144,742
Kratos Defense & Security Solutions, Inc. *	768	54,152
L3Harris Technologies, Inc.	1,182	407,967
Lockheed Martin Corp.	3,963	2,395,198
Moog, Inc., Class A	182	53,260
Northrop Grumman Corp.	1,266	863,716
Rocket Lab Corp. *	1,262	81,046
RTX Corp.	12,703	2,450,409
Textron, Inc.	2,582	226,080
TransDigm Group, Inc.	704	815,908
Woodward, Inc.	559	200,077
		13,466,999
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	1,901	315,699
Expeditors International of Washington, Inc.	2,033	291,187
FedEx Corp.	2,834	1,009,414
GXO Logistics, Inc. *	745	38,628
United Parcel Service, Inc., Class B	14,446	1,421,198
		3,076,126
Automobile Components — 0.1%
Aptiv PLC *	2,924	203,043
Autoliv, Inc.	1,465	154,059
BorgWarner, Inc.	2,767	150,137
		507,239
Automobiles — 1.1%
Ford Motor Co.	8,430	97,282
General Motors Co.	6,389	475,981
Rivian Automotive, Inc., Class A *	3,399	51,155
Tesla, Inc. *	17,808	6,620,124
		7,244,542
Beverages — 1.5%
Brown-Forman Corp., Class B @	4,083	107,955
Coca-Cola Co. (The)	57,587	4,379,491
Coca-Cola Consolidated, Inc.	1,320	253,097
Constellation Brands, Inc., Class A	1,757	263,550
Keurig Dr Pepper, Inc.	3,375	88,864
Molson Coors Beverage Co., Class B	1,400	60,284
Monster Beverage Corp. *	6,972	505,191
PepsiCo, Inc.	26,459	4,108,818
		9,767,250
Biotechnology — 2.3%
AbbVie, Inc.	22,326	4,855,682
Alnylam Pharmaceuticals, Inc. *	1,198	396,382
Amgen, Inc.	11,547	4,062,812
Biogen, Inc. *	1,615	296,078
BioMarin Pharmaceutical, Inc. *	1,169	66,037
Bridgebio Pharma, Inc. *	679	50,422
Exelixis, Inc. *	3,578	153,460
Gilead Sciences, Inc.	19,310	2,691,235
	SHARES	VALUE†
GRAIL, Inc. *	262	$13,540
Halozyme Therapeutics, Inc. *	3,014	194,795
Incyte Corp. *	894	84,143
Insmed, Inc. *	516	84,376
Ionis Pharmaceuticals, Inc. *	541	40,624
Moderna, Inc. *	1,071	54,407
Natera, Inc. *	492	98,395
Neurocrine Biosciences, Inc. *	608	80,098
Regeneron Pharmaceuticals, Inc.	639	493,717
Revolution Medicines, Inc. *	337	32,773
Roivant Sciences Ltd. *	1,541	42,686
United Therapeutics Corp. *	461	273,364
Vertex Pharmaceuticals, Inc. *	2,429	1,084,646
		15,149,672
Broadline Retail — 3.9%
Amazon.com, Inc. *	120,217	25,037,594
Coupang, Inc. *	6,806	128,497
eBay, Inc.	6,141	558,954
Etsy, Inc. *	1,250	62,475
Ollie's Bargain Outlet Holdings, Inc. *	691	63,600
		25,851,120
Building Products — 0.5%
A.O. Smith Corp.	1,521	100,295
AAON, Inc. @	521	43,113
Advanced Drainage Systems, Inc.	200	27,426
Allegion PLC	2,478	360,029
Armstrong World Industries, Inc.	243	40,046
Builders FirstSource, Inc. *	2,521	207,554
Carlisle Cos., Inc.	606	202,174
Carrier Global Corp.	5,139	289,377
Fortune Brands Innovations, Inc.	1,834	71,471
Johnson Controls International PLC	580	75,951
Lennox International, Inc.	595	276,157
Masco Corp.	4,275	258,082
Modine Manufacturing Co. *	204	44,209
Owens Corning	1,113	120,449
Simpson Manufacturing Co., Inc.	116	19,908
Trane Technologies PLC	3,115	1,298,145
UFP Industries, Inc.	812	74,801
Zurn Elkay Water Solutions Corp.	642	28,787
		3,537,974
Capital Markets — 2.5%
Affiliated Managers Group, Inc.	600	166,020
Ameriprise Financial, Inc.	1,429	635,048
Ares Management Corp., Class A	1,606	175,215
Bank of New York Mellon Corp. (The)	4,707	558,391
Blackrock, Inc.	1,218	1,171,363
Blackstone, Inc.	6,683	768,478
Carlyle Group, Inc. (The)	1,219	58,987
Cboe Global Markets, Inc.	1,028	288,940
Charles Schwab Corp. (The)	14,444	1,357,447
CME Group, Inc.	2,288	675,761
Coinbase Global, Inc., Class A *	739	129,037
Evercore, Inc., Class A	400	119,404
FactSet Research Systems, Inc.	469	101,768
Franklin Resources, Inc.	2,732	64,530
Goldman Sachs Group, Inc. (The)	2,257	1,909,400
Hamilton Lane, Inc., Class A	723	71,866
Houlihan Lokey, Inc.	916	131,556
Interactive Brokers Group, Inc., Class A	3,848	258,085
Intercontinental Exchange, Inc.	3,821	600,967
Invesco Ltd.	2,611	63,421
Janus Henderson Group PLC	1	51
Jefferies Financial Group, Inc.	1,620	66,857

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Capital Markets (Continued)
KKR & Co., Inc.	5,286	$488,955
LPL Financial Holdings, Inc.	1,023	307,749
MarketAxess Holdings, Inc.	627	103,443
Moelis & Co., Class A	653	37,221
Moody's Corp.	2,547	1,111,129
Morgan Stanley	11,897	1,957,889
Morningstar, Inc.	304	51,391
MSCI, Inc.	922	496,967
Nasdaq, Inc.	3,887	329,967
Northern Trust Corp.	1,618	225,824
PJT Partners, Inc., Class A	284	39,681
Raymond James Financial, Inc.	1,798	260,332
Robinhood Markets, Inc., Class A *	1,886	130,700
S&P Global, Inc.	2,006	853,232
SEI Investments Co.	1,932	151,604
State Street Corp.	1,628	206,040
Stifel Financial Corp.	2,517	186,057
T Rowe Price Group, Inc.	3,705	333,969
Tradeweb Markets, Inc., Class A	325	38,240
		16,682,982
Chemicals — 1.1%
Air Products & Chemicals, Inc.	2,422	703,567
Albemarle Corp.	956	171,631
Axalta Coating Systems Ltd. *	1,604	44,431
Celanese Corp.	1,241	81,620
CF Industries Holdings, Inc.	1,971	255,915
Corteva, Inc.	5,428	454,378
Dow, Inc.	2,782	115,870
DuPont de Nemours, Inc.	1,434	65,677
Eastman Chemical Co.	1,476	112,648
Ecolab, Inc.	3,234	860,309
Element Solutions, Inc.	1,684	57,492
International Flavors & Fragrances, Inc.	1,457	105,705
Linde PLC	4,857	2,407,906
LyondellBasell Industries NV, Class A	3,118	251,186
Mosaic Co. (The)	1,614	41,157
PPG Industries, Inc.	3,241	346,398
RPM International, Inc.	1,444	143,534
Sherwin Williams Co. (The)	3,806	1,220,013
Solstice Advanced Materials, Inc.	1,756	133,737
		7,573,174
Commercial Banks — 2.6%
Bank of America Corp.	51,509	2,511,064
BOK Financial Corp.	300	38,418
Citigroup, Inc.	5,386	610,826
Citizens Financial Group, Inc.	454	27,226
Columbia Banking System, Inc.	1,378	37,799
Commerce Bancshares, Inc.	2,759	135,743
Cullen/Frost Bankers, Inc.	699	95,819
East West Bancorp, Inc.	1,577	168,360
Fifth Third Bancorp	8,649	401,833
First Citizens Bancshares, Inc., Class A	112	211,082
First Horizon Corp.	3,862	87,899
FNB Corp.	5,930	99,150
Glacier Bancorp, Inc.	919	41,052
Home BancShares, Inc.	1,840	49,551
Huntington Bancshares, Inc.	14,700	230,055
JPMorgan Chase & Co.	25,544	7,514,023
	SHARES	VALUE†
KeyCorp	4,839	$97,022
M&T Bank Corp.	522	107,908
Old National Bancorp	2,043	45,150
Pinnacle Financial Partners, Inc.	1,679	144,629
PNC Financial Services Group, Inc. (The)	2,775	577,450
Popular, Inc.	1,642	220,307
Prosperity Bancshares, Inc.	1,026	68,927
Regions Financial Corp.	3,661	95,625
Southstate Bank Corp.	400	37,008
Truist Financial Corp.	3,912	179,835
U.S. Bancorp	15,032	781,814
UMB Financial Corp.	355	40,040
Webster Financial Corp.	377	26,171
Wells Fargo & Co.	31,501	2,507,795
Western Alliance Bancorp	1,740	123,279
Wintrust Financial Corp.	600	83,364
Zions Bancorp NA	2,092	120,541
		17,516,765
Commercial Services & Supplies — 0.6%
Casella Waste Systems, Inc., Class A *	549	43,558
Cintas Corp.	5,631	952,427
Clean Harbors, Inc. *	642	184,081
Copart, Inc. *	8,667	287,744
MSA Safety, Inc.	600	98,370
Republic Services, Inc.	2,738	599,677
Rollins, Inc.	4,629	247,235
Tetra Tech, Inc.	3,200	96,384
Veralto Corp.	2,108	186,389
Waste Management, Inc.	6,389	1,468,128
		4,163,993
Communications Equipment — 1.1%
Arista Networks, Inc. *	10,185	1,250,514
Ciena Corp. *	2,569	997,363
Cisco Systems, Inc.	46,218	3,586,055
F5, Inc. *	646	186,907
Lumentum Holdings, Inc. *	314	220,667
Motorola Solutions, Inc.	2,888	1,253,305
		7,494,811
Computers & Peripherals — 6.5%
Apple, Inc.	156,352	39,680,574
Dell Technologies, Inc., Class C	3,734	612,862
Everpure, Inc., Class A *	2,027	119,674
Hewlett Packard Enterprise Co.	6,204	147,717
HP, Inc.	16,520	317,349
IonQ, Inc. *@	1,045	30,127
NetApp, Inc.	3,794	388,468
Sandisk Corp. *	821	521,614
Seagate Technology Holdings PLC	2,763	1,082,433
Super Micro Computer, Inc. *	1,322	30,102
Western Digital Corp.	2,465	666,758
		43,597,678
Construction & Engineering — 0.4%
AECOM	1,355	114,931
API Group Corp. *	2,782	112,727
Comfort Systems USA, Inc.	533	735,002
EMCOR Group, Inc.	656	484,331
Everus Construction Group, Inc. *	1	118
Fluor Corp. *	831	38,766
MasTec, Inc. *	591	190,148

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Construction & Engineering (Continued)
Primoris Services Corp.	285	$40,767
Quanta Services, Inc.	1,401	769,177
Sterling Infrastructure, Inc. *	349	142,137
Valmont Industries, Inc.	200	79,914
		2,708,018
Construction Materials — 0.1%
CRH PLC	936	98,392
Eagle Materials, Inc.	548	103,818
Martin Marietta Materials, Inc.	582	342,612
Vulcan Materials Co.	1,259	342,826
		887,648
Consumer Finance — 0.5%
Ally Financial, Inc.	1,983	77,793
American Express Co.	7,047	2,131,577
Capital One Financial Corp.	4,033	735,740
Credit Acceptance Corp. *@	86	36,418
FirstCash Holdings, Inc.	286	53,768
OneMain Holdings, Inc.	677	36,213
SoFi Technologies, Inc. *	6,056	96,169
Synchrony Financial	2,776	188,823
		3,356,501
Consumer Staples Distribution & Retail — 2.5%
Albertsons Cos., Inc., Class A	2,313	39,413
BJ's Wholesale Club Holdings, Inc. *	2,341	230,401
Casey's General Stores, Inc.	347	252,567
Costco Wholesale Corp.	5,534	5,514,244
Dollar General Corp.	4,564	541,884
Dollar Tree, Inc. *	1,472	161,199
Kroger Co. (The)	9,608	695,235
Maplebear, Inc. *	876	32,815
Performance Food Group Co. *	1,336	114,442
Sprouts Farmers Market, Inc. *	1,478	113,998
Sysco Corp.	9,579	683,270
Target Corp.	10,013	1,213,575
U.S. Foods Holding Corp. *	1,600	147,536
Walmart, Inc.	55,374	6,881,881
		16,622,460
Containers & Packaging — 0.2%
Amcor PLC	6,450	256,388
AptarGroup, Inc.	845	106,487
Avery Dennison Corp.	2,080	359,174
Ball Corp.	2,814	166,336
Crown Holdings, Inc.	1,488	149,172
International Paper Co.	4,336	154,795
Packaging Corp. of America	1,160	246,175
Smurfit Westrock PLC	1	40
		1,438,567
Distributors — 0.1%
Genuine Parts Co.	2,179	230,429
LKQ Corp.	4,303	126,379
Pool Corp.	484	97,928
		454,736
Diversified Consumer Services — 0.0%
ADT, Inc.	3,988	26,201
Liberty Live Holdings, Inc., Class A *	328	30,058
Liberty Live Holdings, Inc., Class C *	367	34,539
Service Corp. International	2,063	170,218
		261,016
Diversified Telecommunication Services — 1.0%
AST SpaceMobile, Inc. *@	701	58,092
	SHARES	VALUE†
AT&T, Inc.	55,778	$1,617,004
Comcast Corp., Class A	55,820	1,602,592
GCI Liberty, Inc., Class A *	7	258
GCI Liberty, Inc., Class C *	291	10,828
Lumen Technologies, Inc. *	5,202	36,154
Verizon Communications, Inc.	59,788	3,001,358
		6,326,286
Electric Utilities — 2.0%
Alliant Energy Corp.	4,621	331,603
American Electric Power Co., Inc.	8,417	1,103,300
Constellation Energy Corp.	3,987	1,113,370
Duke Energy Corp.	12,215	1,599,432
Edison International	5,709	417,785
Entergy Corp.	5,738	644,722
Evergy, Inc.	3,652	299,172
Eversource Energy	5,876	407,089
Exelon Corp.	15,965	782,604
FirstEnergy Corp.	5,602	283,797
IDACORP, Inc.	647	92,502
NextEra Energy, Inc.	26,331	2,445,623
NRG Energy, Inc.	3,712	542,472
OGE Energy Corp.	3,314	158,939
PG&E Corp.	2,100	36,897
Pinnacle West Capital Corp.	1,978	199,283
Portland General Electric Co.	750	39,578
PPL Corp.	9,200	351,440
Southern Co. (The)	16,775	1,619,123
Xcel Energy, Inc.	9,222	732,596
		13,201,327
Electrical Equipment — 0.8%
Acuity, Inc.	354	99,198
AMETEK, Inc.	2,141	458,945
Bloom Energy Corp., Class A *	447	60,564
Eaton Corp. PLC	4,909	1,755,802
Emerson Electric Co.	5,965	781,534
GE Vernova, Inc.	682	595,318
Generac Holdings, Inc. *	668	130,480
Hubbell, Inc.	685	336,157
Nextpower, Inc., Class A *	947	114,161
nVent Electric PLC	1,736	205,334
Regal Rexnord Corp.	1,098	205,611
Rockwell Automation, Inc.	1,446	518,941
Vertiv Holdings Co., Class A	1,257	314,979
		5,577,024
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	15,581	1,968,659
Arrow Electronics, Inc. *	651	93,360
CDW Corp.	2,939	355,678
Cognex Corp.	252	12,345
Coherent Corp. *	812	193,426
Corning, Inc.	7,647	1,039,763
Fabrinet *	506	263,889
Flex Ltd. *	4,248	278,074
Jabil, Inc.	2,001	531,526
Keysight Technologies, Inc. *	1,071	302,418
Littelfuse, Inc.	36	12,217
Ralliant Corp.	1	42
TD SYNNEX Corp.	836	141,042
TE Connectivity PLC	3,575	747,246
Teledyne Technologies, Inc. *	294	177,873
Trimble, Inc. *	1,892	123,415
TTM Technologies, Inc. *	411	40,040

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (Continued)
Zebra Technologies Corp., Class A *	374	$78,196
		6,359,209
Energy Equipment & Services — 0.2%
Archrock, Inc.	801	27,875
Baker Hughes Co.	3,464	211,477
Halliburton Co.	2,470	96,305
NOV, Inc.	2,708	50,938
SLB Ltd.	9,537	490,106
TechnipFMC PLC	4,963	343,092
Transocean Ltd. *	6,746	44,726
Valaris Ltd. *	458	44,902
Weatherford International PLC	456	43,129
		1,352,550
Entertainment — 1.2%
Atlanta Braves Holdings, Inc., Class C *	58	2,477
Electronic Arts, Inc.	424	86,441
Liberty Media Corp.-Liberty Formula One, Class A *	2	156
Liberty Media Corp.-Liberty Formula One, Class C *	1,723	146,489
Live Nation Entertainment, Inc. *	2,466	376,090
Netflix, Inc. *	47,470	4,564,240
ROBLOX Corp., Class A *	2,437	137,837
Roku, Inc. *	1,025	96,986
Spotify Technology SA *	853	413,628
Take-Two Interactive Software, Inc. *	2,052	405,270
TKO Group Holdings, Inc.	628	126,636
Walt Disney Co. (The)	11,325	1,091,503
Warner Bros Discovery, Inc. *	7,497	205,868
Warner Music Group Corp., Class A	1,467	37,467
		7,691,088
Financial Services — 3.7%
Affirm Holdings, Inc. *	1,361	62,361
Apollo Global Management, Inc.	5,497	612,476
Berkshire Hathaway, Inc., Class B *	12,209	5,850,553
Block, Inc. *	2,239	134,743
Corebridge Financial, Inc.	814	19,422
Corpay, Inc. *	1,166	339,294
Equitable Holdings, Inc.	7,584	281,442
Essent Group Ltd.	700	40,908
Fidelity National Information Services, Inc.	5,177	242,853
Fiserv, Inc. *	5,152	287,482
Global Payments, Inc.	2,160	145,368
Jack Henry & Associates, Inc.	953	150,612
Jackson Financial, Inc., Class A	477	50,428
MasterCard, Inc., Class A	15,734	7,861,650
MGIC Investment Corp.	4,400	115,500
PayPal Holdings, Inc.	8,856	400,557
Rocket Cos., Inc., Class A *	1,367	19,480
Toast, Inc., Class A *	2,632	69,774
Visa, Inc., Class A	26,623	8,046,536
Voya Financial, Inc.	1,206	82,394
		24,813,833
Food Products — 0.4%
Archer-Daniels-Midland Co.	455	33,074
Bunge Global SA	836	106,339
Campbell's Co. (The) @	2,104	46,856
	SHARES	VALUE†
Conagra Brands, Inc.	1,972	$31,000
Darling Ingredients, Inc. *	739	45,707
Flowers Foods, Inc. @	2	16
General Mills, Inc.	8,511	316,780
Hershey Co. (The)	2,946	612,444
Hormel Foods Corp.	3,316	75,107
Ingredion, Inc.	866	97,564
J.M. Smucker Co. (The)	1,268	122,286
Kraft Heinz Co. (The)	3,268	73,497
Lamb Weston Holdings, Inc.	3,492	147,572
McCormick & Co., Inc.	2,892	145,873
Mondelez International, Inc., Class A	11,759	677,789
Pilgrim's Pride Corp.	940	35,494
Tyson Foods, Inc., Class A	2,688	172,220
		2,739,618
Gas Utilities — 0.1%
Atmos Energy Corp.	2,360	435,939
MDU Resources Group, Inc.	1	21
National Fuel Gas Co.	1,600	150,336
Southwest Gas Holdings, Inc.	300	26,070
UGI Corp.	2,799	101,939
		714,305
Ground Transportation — 0.9%
CSX Corp.	23,181	951,580
JB Hunt Transport Services, Inc.	954	202,153
Knight-Swift Transportation Holdings, Inc.	2,249	129,497
Norfolk Southern Corp.	2,236	641,732
Old Dominion Freight Line, Inc.	2,339	457,041
Ryder System, Inc.	259	53,020
Saia, Inc. *	200	70,256
U-Haul Holding Co. *@	152	7,262
U-Haul Holding Co.	869	38,818
Uber Technologies, Inc. *	9,836	707,503
Union Pacific Corp.	9,280	2,251,514
XPO, Inc. *	1,854	360,696
		5,871,072
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	17,149	1,760,688
ABIOMED, Inc. CVR *¶§	350	—
Align Technology, Inc. *	581	99,601
Baxter International, Inc.	5,511	92,585
Becton Dickinson & Co.	1,681	264,304
Boston Scientific Corp. *	10,979	688,932
Cooper Cos., Inc. (The) *	1,444	103,246
Dexcom, Inc. *	3,076	193,173
Edwards Lifesciences Corp. *	3,681	294,774
Envista Holdings Corp. *	1	25
GE HealthCare Technologies, Inc.	909	64,703
Globus Medical, Inc., Class A *	57	4,911
IDEXX Laboratories, Inc. *	1,286	722,590
Insulet Corp. *	740	155,282
Intuitive Surgical, Inc. *	1,973	909,533
Medtronic PLC	7,672	664,779
Penumbra, Inc. *	300	98,511
ResMed, Inc.	1,368	307,089
Solventum Corp. *	3,287	214,641
STERIS PLC	889	196,585
Stryker Corp.	3,275	1,076,132

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies (Continued)
Zimmer Biomet Holdings, Inc.	1,186	$107,238
		8,019,322
Health Care Providers & Services — 1.4%
Cardinal Health, Inc.	3,943	833,195
Cencora, Inc.	2,652	833,099
Centene Corp. *	1,984	64,956
Cigna Group (The)	2,532	675,411
CVS Health Corp.	4,313	309,760
DaVita, Inc. *	458	70,390
Elevance Health, Inc.	2,132	624,143
Encompass Health Corp.	1,356	131,166
Ensign Group, Inc. (The)	687	138,430
Guardant Health, Inc. *	983	90,800
HCA Healthcare, Inc.	1,957	926,131
HealthEquity, Inc. *	331	27,662
Henry Schein, Inc. *	1,420	104,654
Humana, Inc.	772	133,857
Labcorp Holdings, Inc.	579	154,483
McKesson Corp.	1,532	1,325,732
Molina Healthcare, Inc. *	831	110,772
Quest Diagnostics, Inc.	980	192,060
Tenet Healthcare Corp. *	1,281	241,738
UnitedHealth Group, Inc.	8,503	2,300,827
Universal Health Services, Inc., Class B	662	118,478
		9,407,744
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A *	1,016	178,471
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A *	1,780	224,778
Aramark	2,445	99,120
Booking Holdings, Inc.	395	1,663,076
Brinker International, Inc. *	491	70,100
Carnival Corp.	2,589	67,003
Chipotle Mexican Grill, Inc. *	20,879	668,337
Churchill Downs, Inc.	1,048	94,142
Darden Restaurants, Inc.	1,819	356,597
Domino's Pizza, Inc.	399	143,157
DoorDash, Inc., Class A *	810	121,622
Dutch Bros, Inc., Class A *	691	35,006
Expedia Group, Inc.	2,025	467,552
Hilton Worldwide Holdings, Inc.	3,388	1,030,223
Hyatt Hotels Corp., Class A	300	43,137
Las Vegas Sands Corp.	3,185	171,608
Marriott International, Inc., Class A	2,816	921,029
McDonald's Corp.	8,998	2,796,489
Norwegian Cruise Line Holdings Ltd. *	2,479	46,357
Planet Fitness, Inc., Class A *	1,127	83,826
Royal Caribbean Cruises Ltd.	2,550	701,709
Starbucks Corp.	14,262	1,277,733
Texas Roadhouse, Inc.	971	160,351
Vail Resorts, Inc. @	666	85,461
Wingstop, Inc. @	324	50,210
Wyndham Hotels & Resorts, Inc.	1,412	114,697
Wynn Resorts Ltd.	738	74,944
Yum! Brands, Inc.	3,476	540,449
		12,108,713
Household Durables — 0.3%
DR Horton, Inc.	2,541	348,676
Garmin Ltd.	1,512	350,799
Installed Building Products, Inc.	100	26,515
Lennar Corp., Class A	1,783	154,836
	SHARES	VALUE†
Lennar Corp., Class B	72	$6,057
Mohawk Industries, Inc. *	600	59,076
NVR, Inc. *	38	250,413
PulteGroup, Inc.	1,926	226,517
SharkNinja, Inc. *	397	42,042
Somnigroup International, Inc.	3,440	254,285
Taylor Morrison Home Corp. *	1,243	72,392
Toll Brothers, Inc.	1,051	143,430
TopBuild Corp. *	361	126,819
Whirlpool Corp.	555	29,926
		2,091,783
Household Products — 1.1%
Church & Dwight Co., Inc.	1,955	182,441
Clorox Co. (The)	2,311	239,489
Colgate-Palmolive Co.	12,032	1,025,487
Kimberly-Clark Corp.	4,287	413,567
Procter & Gamble Co. (The)	37,114	5,360,746
		7,221,730
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)	11,000	154,990
Clearway Energy, Inc., Class C	2,400	94,296
Ormat Technologies, Inc.	433	48,461
Talen Energy Corp. *	107	34,158
Vistra Corp.	3,525	529,913
		861,818
Industrial Conglomerates — 0.5%
3M Co.	5,998	871,090
Honeywell International, Inc.	9,442	2,134,175
		3,005,265
Insurance — 1.8%
Aflac, Inc.	4,376	480,091
Allstate Corp. (The)	2,506	519,594
American Financial Group, Inc.	429	54,788
American International Group, Inc.	6,543	492,361
Aon PLC, Class A	3,262	1,052,908
Arch Capital Group Ltd. *	3,373	323,774
Arthur J Gallagher & Co.	1,622	351,293
Assurant, Inc.	793	172,723
Axis Capital Holdings Ltd.	1,300	131,833
Brown & Brown, Inc.	1,861	121,356
Chubb Ltd.	3,276	1,067,747
Cincinnati Financial Corp.	1,150	180,952
Erie Indemnity Co., Class A	350	87,958
Everest Group Ltd.	191	62,428
Fidelity National Financial, Inc.	2,857	132,508
First American Financial Corp.	2,024	122,027
Globe Life, Inc.	959	133,464
Hanover Insurance Group, Inc. (The)	243	42,124
Hartford Insurance Group, Inc. (The)	3,562	481,689
Kinsale Capital Group, Inc.	257	87,807
Lincoln National Corp.	1,449	51,440
Loews Corp.	1,471	157,015
Markel Group, Inc. *	100	191,407
Marsh & McLennan Cos., Inc.	7,886	1,367,827
MetLife, Inc.	4,850	342,992
Old Republic International Corp.	2,863	114,234
Primerica, Inc.	435	108,959
Principal Financial Group, Inc.	2,619	235,998
Progressive Corp. (The)	6,652	1,318,692
Prudential Financial, Inc.	957	93,489
Reinsurance Group of America, Inc.	649	132,500
RenaissanceRe Holdings Ltd.	783	232,731
Travelers Cos., Inc. (The)	3,435	1,001,921

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Unum Group	1,700	$124,151
W R Berkley Corp.	2,276	150,853
Willis Towers Watson PLC	1,050	305,235
		12,028,869
Interactive Media & Services — 7.9%
Alphabet, Inc., Class A	61,456	17,672,287
Alphabet, Inc., Class C	53,502	15,347,584
Match Group, Inc.	2,359	72,445
Meta Platforms, Inc., Class A	34,309	19,629,208
Reddit, Inc., Class A *	269	36,221
		52,757,745
IT Services — 1.1%
Accenture PLC, Class A	7,867	1,559,947
Akamai Technologies, Inc. *	1,609	184,794
Amdocs Ltd.	2,260	147,488
Cloudflare, Inc., Class A *	1,393	287,432
Cognizant Technology Solutions Corp., Class A	4,623	283,621
EPAM Systems, Inc. *	639	86,521
Gartner, Inc. *	985	155,965
GoDaddy, Inc., Class A *	2,137	176,666
International Business Machines Corp.	16,047	3,889,632
MongoDB, Inc. *	284	69,515
Okta, Inc. *	1,243	97,836
Snowflake, Inc. *	834	125,784
Twilio, Inc., Class A *	609	76,624
VeriSign, Inc.	1,032	256,307
		7,398,132
Leisure Equipment & Products — 0.0%
Hasbro, Inc.	2,087	195,343
Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	2,711	309,000
Bio-Rad Laboratories, Inc., Class A *	223	62,161
Bio-Techne Corp.	1,495	78,129
Charles River Laboratories International, Inc. *	640	110,400
Danaher Corp.	5,259	997,106
Illumina, Inc. *	1,035	127,574
IQVIA Holdings, Inc. *	2,227	379,793
Medpace Holdings, Inc. *	463	222,328
Mettler-Toledo International, Inc. *	264	332,957
Revvity, Inc.	1,223	107,147
Thermo Fisher Scientific, Inc.	2,316	1,138,383
Waters Corp. *	994	296,013
West Pharmaceutical Services, Inc.	759	190,236
		4,351,227
Machinery — 2.2%
AGCO Corp.	829	96,056
Allison Transmission Holdings, Inc.	1,376	161,075
Caterpillar, Inc.	7,252	5,137,752
CNH Industrial NV	6,879	75,669
Crane Co.	560	95,760
Cummins, Inc.	1,437	773,135
Deere & Co.	3,085	1,737,780
Donaldson Co., Inc.	1,457	123,656
Dover Corp.	1,329	277,030
Esab Corp.	564	54,516
	SHARES	VALUE†
Federal Signal Corp.	808	$87,377
Flowserve Corp.	1,430	105,119
Fortive Corp.	2,248	124,269
Franklin Electric Co., Inc.	300	27,651
Graco, Inc.	1,841	155,841
IDEX Corp.	881	166,994
Illinois Tool Works, Inc.	5,245	1,365,221
Ingersoll Rand, Inc.	2,507	200,861
ITT, Inc.	917	174,716
Lincoln Electric Holdings, Inc.	873	217,447
Middleby Corp. (The) *	612	81,139
Mueller Industries, Inc.	776	85,981
Nordson Corp.	589	156,709
Oshkosh Corp.	906	133,372
Otis Worldwide Corp.	5,642	434,885
PACCAR, Inc.	3,370	389,235
Parker-Hannifin Corp.	1,185	1,060,859
Pentair PLC	1,393	121,344
RBC Bearings, Inc. *	285	154,789
Snap-on, Inc.	598	217,206
SPX Technologies, Inc. *	182	36,389
Stanley Black & Decker, Inc.	1,936	137,572
Timken Co., (The)	236	23,735
Toro Co. (The)	1,219	113,903
Watts Water Technologies, Inc., Class A	314	91,151
Westinghouse Air Brake Technologies Corp.	1,144	285,897
Xylem, Inc.	1,587	189,647
		14,871,738
Marine Transportation — 0.0%
Kirby Corp. *	322	42,787
Media — 0.2%
Charter Communications, Inc., Class A *@	1,657	357,713
Fox Corp., Class A	3,686	215,262
Fox Corp., Class B	661	35,099
Liberty Broadband Corp., Class A *	39	1,958
Liberty Broadband Corp., Class C *	1,043	52,463
New York Times Co. (The), Class A	749	62,714
News Corp., Class A	3,913	97,551
News Corp., Class B	1,525	43,478
Nexstar Media Group, Inc.	95	17,179
Omnicom Group, Inc.	6,773	510,075
Paramount Skydance Corp., Class B	447	4,032
Trade Desk, Inc. (The), Class A *	3,136	71,156
Versant Media Group, Inc. *	1	37
		1,468,717
Metals & Mining — 0.4%
Alcoa Corp.	2,296	152,294
Cleveland-Cliffs, Inc. *	892	7,537
Commercial Metals Co.	1,475	90,609
Freeport-McMoRan, Inc.	6,585	387,066
Hecla Mining Co.	3,598	67,031
Newmont Corp.	4,649	503,254
Nucor Corp.	1,446	244,519
Reliance, Inc.	516	156,823
Royal Gold, Inc.	1,115	283,756
Southern Copper Corp. @	1,460	251,208
Steel Dynamics, Inc.	1,303	234,540
		2,378,637

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Multi-Utilities — 0.7%
Ameren Corp.	3,328	$365,814
Black Hills Corp.	545	37,829
CenterPoint Energy, Inc.	6,700	289,172
CMS Energy Corp.	5,199	403,338
Consolidated Edison, Inc.	5,063	573,030
Dominion Energy, Inc.	13,388	827,646
DTE Energy Co.	3,247	474,776
NiSource, Inc.	5,791	270,208
Public Service Enterprise Group, Inc.	8,415	681,194
Sempra	5,686	552,509
WEC Energy Group, Inc.	4,154	480,909
		4,956,425
Oil, Gas & Consumable Fuels — 3.3%
Antero Midstream Corp.	3,600	82,080
Antero Resources Corp. *	3,300	140,052
APA Corp.	1,655	70,238
Cheniere Energy, Inc.	3,401	965,068
Chevron Corp.	18,731	3,875,444
Chord Energy Corp.	237	33,697
CNX Resources Corp. *	965	37,201
ConocoPhillips	17,157	2,264,724
Coterra Energy, Inc.	8,623	303,012
Devon Energy Corp.	4,928	247,977
Diamondback Energy, Inc.	793	156,847
DT Midstream, Inc.	980	131,977
EOG Resources, Inc.	6,688	966,884
EQT Corp.	3,800	241,832
Expand Energy Corp.	1,555	170,708
Exxon Mobil Corp.	39,954	6,778,596
HF Sinclair Corp.	2,161	134,825
Kinder Morgan, Inc.	8,265	277,125
Marathon Petroleum Corp.	2,105	513,999
Matador Resources Co.	656	41,446
Occidental Petroleum Corp.	12,838	834,470
ONEOK, Inc.	6,040	545,956
Ovintiv, Inc.	3,035	180,158
Permian Resources Corp., Class A	2,910	62,041
Phillips 66	2,402	437,596
Range Resources Corp.	3,129	141,368
Targa Resources Corp.	1,997	500,708
Texas Pacific Land Corp.	522	247,720
Valero Energy Corp.	1,909	471,676
Viper Energy, Inc., Class A	1,275	59,912
Vitesse Energy, Inc. @	190	3,450
Williams Cos., Inc. (The)	11,620	845,704
		21,764,491
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	391	28,445
Passenger Airlines — 0.1%
American Airlines Group, Inc. *	4,400	47,256
Delta Air Lines, Inc.	4,487	298,296
Southwest Airlines Co.	5,800	217,906
United Airlines Holdings, Inc. *	2,884	265,530
		828,988
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,029	145,621
Kenvue, Inc.	29,296	505,063
		650,684
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	15,925	965,851
Elanco Animal Health, Inc. *	4,517	108,092
	SHARES	VALUE†
Eli Lilly & Co.	14,994	$13,791,031
Jazz Pharmaceuticals PLC *	1,092	206,443
Johnson & Johnson	30,834	7,537,063
Merck & Co., Inc.	33,114	3,983,283
Pfizer, Inc.	40,872	1,147,686
Viatris, Inc.	10,369	140,085
Zoetis, Inc.	7,084	837,400
		28,716,934
Professional Services — 0.6%
Amentum Holdings, Inc. *	206	5,372
Automatic Data Processing, Inc.	5,716	1,161,377
Booz Allen Hamilton Holding Corp.	3,323	259,294
Broadridge Financial Solutions, Inc.	1,862	302,538
CACI International, Inc., Class A *	249	135,424
Concentrix Corp.	144	3,940
Equifax, Inc.	1,024	184,392
ExlService Holdings, Inc. *	1,320	40,194
Genpact Ltd.	1,626	60,568
Jacobs Solutions, Inc.	195	24,819
Leidos Holdings, Inc.	1,015	157,853
Parsons Corp. *	540	29,252
Paychex, Inc.	5,549	511,174
Paycom Software, Inc.	888	107,927
Paylocity Holding Corp. *	668	72,171
SS&C Technologies Holdings, Inc.	3,246	219,332
TransUnion	2,099	145,230
UL Solutions, Inc., Class A	501	42,941
Verisk Analytics, Inc.	2,746	521,053
		3,984,851
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A *	2,851	386,197
CoStar Group, Inc. *	2,760	111,338
Jones Lang LaSalle, Inc. *	303	92,209
Zillow Group, Inc., Class A *	436	18,046
Zillow Group, Inc., Class C *	1,159	47,959
		655,749
Semiconductors & Semiconductor Equipment — 12.9%
Advanced Micro Devices, Inc. *	10,285	2,092,277
Analog Devices, Inc.	3,106	988,143
Applied Materials, Inc.	9,893	3,381,328
Astera Labs, Inc. *	494	54,142
Broadcom, Inc.	48,052	14,872,574
Cirrus Logic, Inc. *	307	44,398
Credo Technology Group Holding Ltd. *	400	37,548
Entegris, Inc.	1,452	170,232
First Solar, Inc. *	970	191,342
Intel Corp. *	28,850	1,273,150
KLA Corp.	2,438	3,589,736
Lam Research Corp.	20,116	4,297,985
Lattice Semiconductor Corp. *	859	79,681
MACOM Technology Solutions Holdings, Inc. *	654	145,234
Marvell Technology, Inc.	5,992	593,508
Microchip Technology, Inc.	7,490	483,929
Micron Technology, Inc.	8,892	3,004,073
MKS, Inc.	102	23,441
Monolithic Power Systems, Inc.	459	501,848
NVIDIA Corp.	258,007	44,996,421
NXP Semiconductors NV	1,369	269,501
ON Semiconductor Corp. *	2,542	157,401
Onto Innovation, Inc. *	204	41,834
Qnity Electronics, Inc.	717	82,727
Qorvo, Inc. *	855	66,177
QUALCOMM, Inc.	16,133	2,077,608

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (Continued)
Rambus, Inc. *	627	$53,941
Skyworks Solutions, Inc.	1,474	78,933
Teradyne, Inc.	1,484	439,947
Texas Instruments, Inc.	11,627	2,257,266
Universal Display Corp.	379	34,739
		86,381,064
Software — 6.7%
Adobe, Inc. *	6,423	1,561,303
Appfolio, Inc., Class A *	96	15,151
AppLovin Corp., Class A *	1,162	462,476
Atlassian Corp., Class A *	1,245	84,971
Autodesk, Inc. *	2,329	557,563
Bentley Systems, Inc., Class B	2,343	82,286
Cadence Design Systems, Inc. *	2,580	716,905
Crowdstrike Holdings, Inc., Class A *	825	322,088
Datadog, Inc., Class A *	784	92,551
DocuSign, Inc. *	618	29,299
Dolby Laboratories, Inc., Class A	938	56,336
Dropbox, Inc., Class A *	3,142	71,386
Dynatrace, Inc. *	1,205	44,561
Fair Isaac Corp. *	303	323,465
Fortinet, Inc. *	10,538	861,165
Gen Digital, Inc.	3,818	71,893
Guidewire Software, Inc. *	488	72,985
HubSpot, Inc. *	406	99,105
InterDigital, Inc.	227	68,554
Intuit, Inc.	2,586	1,118,135
Manhattan Associates, Inc. *	1,022	136,049
Microsoft Corp.	75,928	28,106,268
Nutanix, Inc., Class A *	1,918	72,903
Oracle Corp.	26,244	3,860,755
Palantir Technologies, Inc., Class A *	13,943	2,039,582
Palo Alto Networks, Inc. *	4,300	689,376
Pegasystems, Inc.	1,150	48,944
PTC, Inc. *	1,031	146,907
Roper Technologies, Inc.	642	227,178
Salesforce, Inc.	6,219	1,160,901
Samsara, Inc., Class A *	1,561	49,468
SentinelOne, Inc., Class A *	2,184	28,130
ServiceNow, Inc. *	7,765	811,831
Synopsys, Inc. *	1,401	555,468
Tyler Technologies, Inc. *	290	99,290
Workday, Inc., Class A *	981	127,452
Zoom Communications, Inc. *	832	66,884
Zscaler, Inc. *	705	98,904
		45,038,468
Specialty Retail — 2.4%
AutoNation, Inc. *	654	127,700
AutoZone, Inc. *	208	702,578
Best Buy Co., Inc.	3,983	255,708
Burlington Stores, Inc. *	571	185,792
CarMax, Inc. *	1,900	79,002
Carvana Co. *	1,450	455,851
Chewy, Inc., Class A *	1,711	46,197
Dick's Sporting Goods, Inc. @	946	187,582
Five Below, Inc. *	211	48,209
Floor & Decor Holdings, Inc., Class A *	701	35,611
Gap, Inc. (The)	1,878	45,448
	SHARES	VALUE†
Home Depot, Inc. (The)	18,549	$6,100,581
Lithia Motors, Inc.	199	49,694
Lowe's Cos., Inc.	7,021	1,658,922
Murphy USA, Inc.	344	169,926
O'Reilly Automotive, Inc. *	10,453	964,916
Penske Automotive Group, Inc.	257	38,427
Ross Stores, Inc.	5,011	1,085,533
TJX Cos., Inc. (The)	17,354	2,771,434
Tractor Supply Co.	8,267	374,495
Ulta Beauty, Inc. *	697	364,329
Valvoline, Inc. *	466	15,695
Wayfair, Inc., Class A *	426	32,039
Williams-Sonoma, Inc.	1,894	345,333
		16,141,002
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp. *	2,094	209,589
Lululemon Athletica, Inc. *	2,254	345,087
NIKE, Inc., Class B	11,406	602,465
PVH Corp.	1	70
Ralph Lauren Corp.	507	174,403
Tapestry, Inc.	2,865	404,280
VF Corp.	1,109	18,842
		1,754,736
Tobacco — 0.7%
Altria Group, Inc.	23,551	1,554,130
Philip Morris International, Inc.	19,411	3,209,415
		4,763,545
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	374	99,230
Core & Main, Inc., Class A *	1,729	85,413
Fastenal Co.	14,646	679,575
Ferguson Enterprises, Inc.	332	77,442
FTAI Aviation Ltd.	961	235,445
GATX Corp.	410	70,003
SiteOne Landscape Supply, Inc. *	454	60,432
United Rentals, Inc.	985	717,632
Watsco, Inc. @	357	129,873
WESCO International, Inc.	365	99,871
WW Grainger, Inc.	709	773,384
		3,028,300
Water Utilities — 0.1%
American Water Works Co., Inc.	3,475	472,913
Essential Utilities, Inc.	2,393	96,366
		569,279
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	7,083	1,487,642
TOTAL COMMON STOCKS (Identified Cost $95,186,492)		635,144,227
MUTUAL FUNDS — 4.5%
Others — 4.5%
DFA U.S. Micro Cap Portfolio	923,237	30,208,301
TOTAL MUTUAL FUNDS (Identified Cost $9,934,060)		30,208,301
SHORT-TERM INVESTMENTS — 0.3%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.350%	1,667,017	1,667,017

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Core Market Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
SHORT-TERM INVESTMENTS (Continued)
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	$132,338	$132,338
TOTAL SHORT-TERM INVESTMENTS(Identified Cost $1,799,355)		1,799,355
Total Investments — 99.9% (Identified Cost $106,919,907)		667,151,883
Cash and Other Assets, Less Liabilities — 0.1%		804,486
Net Assets — 100.0%		$667,956,369

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $1,053,720.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations
CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.6%
Aerospace & Defense — 2.7%
General Dynamics Corp.	7,826	$2,686,040
L3Harris Technologies, Inc.	6,055	2,089,883
Northrop Grumman Corp.	4,864	3,318,415
RTX Corp.	36,091	6,961,954
Textron, Inc.	4,987	436,662
		15,492,954
Air Freight & Logistics — 1.0%
FedEx Corp.	14,843	5,286,780
United Parcel Service, Inc., Class B	4,156	408,867
		5,695,647
Automobile Components — 0.2%
BorgWarner, Inc.	24,241	1,315,317
Automobiles — 1.3%
Ford Motor Co.	179,189	2,067,841
General Motors Co.	73,732	5,493,034
		7,560,875
Beverages — 0.4%
Constellation Brands, Inc., Class A	10,451	1,567,650
Keurig Dr Pepper, Inc.	27,263	717,835
		2,285,485
Biotechnology — 1.2%
Biogen, Inc. *	3,878	710,954
Gilead Sciences, Inc.	12,981	1,809,162
Incyte Corp. *	1,784	167,910
Regeneron Pharmaceuticals, Inc.	3,232	2,497,173
United Therapeutics Corp. *	683	405,005
Vertex Pharmaceuticals, Inc. *	2,574	1,149,394
		6,739,598
Broadline Retail — 1.9%
Amazon.com, Inc. *	52,738	10,983,743
Building Products — 0.7%
Builders FirstSource, Inc. *	4,516	371,802
Carrier Global Corp.	22,435	1,263,315
Fortune Brands Innovations, Inc.	7,486	291,729
Johnson Controls International PLC	11,442	1,498,330
Owens Corning	3,518	380,718
		3,805,894
Capital Markets — 3.1%
Bank of New York Mellon Corp. (The)	35,048	4,157,744
Franklin Resources, Inc.	5,210	123,060
Goldman Sachs Group, Inc. (The)	6,443	5,450,713
Intercontinental Exchange, Inc.	3,517	553,154
Jefferies Financial Group, Inc.	3,256	134,375
Morgan Stanley	31,663	5,210,780
Northern Trust Corp.	938	130,917
Raymond James Financial, Inc.	4,361	631,429
State Street Corp.	10,112	1,279,775
T Rowe Price Group, Inc.	1,285	115,830
		17,787,777
Chemicals — 2.5%
Air Products & Chemicals, Inc.	8,304	2,412,229
CF Industries Holdings, Inc.	6,602	857,204
Corteva, Inc.	18,513	1,549,723
DuPont de Nemours, Inc.	10,913	499,815
Eastman Chemical Co.	11,080	845,626
International Flavors & Fragrances, Inc.	5,249	380,815
Linde PLC	12,368	6,131,560
PPG Industries, Inc.	8,879	948,987
Westlake Corp.	4,853	566,927
		14,192,886
	SHARES	VALUE†
Commercial Banks — 10.2%
Bank of America Corp.	90,136	$4,394,130
Citigroup, Inc.	39,630	4,494,438
Citizens Financial Group, Inc.	15,595	935,232
East West Bancorp, Inc.	2,390	255,156
Fifth Third Bancorp	68,407	3,178,189
First Citizens Bancshares, Inc., Class A	153	288,353
Huntington Bancshares, Inc.	72,900	1,140,885
JPMorgan Chase & Co.	86,515	25,449,252
KeyCorp	33,936	680,417
M&T Bank Corp.	3,759	777,061
PNC Financial Services Group, Inc. (The)	11,566	2,406,769
Regions Financial Corp.	103,340	2,699,241
Truist Financial Corp.	45,621	2,097,197
U.S. Bancorp	40,031	2,082,012
Wells Fargo & Co.	99,373	7,911,085
Zions Bancorp NA	4,132	238,086
		59,027,503
Commercial Services & Supplies — 0.4%
Copart, Inc. *	14,582	484,123
Republic Services, Inc.	9,365	2,051,122
		2,535,245
Communications Equipment — 1.8%
Cisco Systems, Inc.	130,988	10,163,359
F5, Inc. *	869	251,428
		10,414,787
Computers & Peripherals — 1.2%
Dell Technologies, Inc., Class C	861	141,316
Hewlett Packard Enterprise Co.	141,847	3,377,377
HP, Inc.	4,715	90,575
Sandisk Corp. *	5,006	3,180,512
Super Micro Computer, Inc. *	2,098	47,772
		6,837,552
Construction Materials — 1.3%
CRH PLC	27,465	2,887,121
Martin Marietta Materials, Inc.	4,136	2,434,780
Vulcan Materials Co.	7,957	2,166,691
		7,488,592
Consumer Finance — 0.7%
Ally Financial, Inc.	10,944	429,333
Capital One Financial Corp.	11,831	2,158,329
Synchrony Financial	25,544	1,737,503
		4,325,165
Consumer Staples Distribution & Retail — 1.5%
Casey's General Stores, Inc.	1,143	831,944
Dollar General Corp.	4,555	540,815
Dollar Tree, Inc. *	11,066	1,211,838
Kroger Co. (The)	41,321	2,989,988
Target Corp.	16,536	2,004,163
U.S. Foods Holding Corp. *	11,078	1,021,502
		8,600,250
Containers & Packaging — 0.4%
Amcor PLC	4,153	165,082
Ball Corp.	6,731	397,869
International Paper Co.	24,693	881,540
Packaging Corp. of America	2,898	615,014
Sonoco Products Co.	611	33,049
		2,092,554
Distributors — 0.2%
Genuine Parts Co.	2,990	316,193
LKQ Corp.	22,668	665,759
		981,952

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Telecommunication Services — 3.8%
AT&T, Inc.	287,354	$8,330,393
Comcast Corp., Class A	202,907	5,825,460
Verizon Communications, Inc.	156,451	7,853,840
		22,009,693
Electrical Equipment — 0.9%
AMETEK, Inc.	6,575	1,409,417
Emerson Electric Co.	25,047	3,281,658
Hubbell, Inc.	624	306,222
		4,997,297
Electronic Equipment, Instruments & Components — 1.6%
Corning, Inc.	20,213	2,748,362
Flex Ltd. *	23,432	1,533,859
Keysight Technologies, Inc. *	618	174,505
Ralliant Corp.	2,437	101,355
TD SYNNEX Corp.	1,143	192,835
TE Connectivity PLC	19,914	4,162,424
Teledyne Technologies, Inc. *	243	147,017
		9,060,357
Energy Equipment & Services — 1.2%
Baker Hughes Co.	54,341	3,317,518
Halliburton Co.	10,538	410,877
SLB Ltd.	63,362	3,256,173
		6,984,568
Entertainment — 1.0%
Electronic Arts, Inc.	9,241	1,883,963
Liberty Media Corp.-Liberty Formula One, Class A *	1,097	85,654
Liberty Media Corp.-Liberty Formula One, Class C *	2,194	186,534
Walt Disney Co. (The)	21,229	2,046,051
Warner Bros Discovery, Inc. *	63,964	1,756,451
		5,958,653
Financial Services — 2.7%
Berkshire Hathaway, Inc., Class B *	25,243	12,096,446
Fidelity National Information Services, Inc.	27,979	1,312,495
Fiserv, Inc. *	11,916	664,913
Global Payments, Inc.	7,128	479,714
PayPal Holdings, Inc.	28,978	1,310,675
		15,864,243
Food Products — 1.8%
Archer-Daniels-Midland Co.	23,803	1,730,240
Bunge Global SA	7,718	981,730
Conagra Brands, Inc.	8,302	130,507
General Mills, Inc.	38,095	1,417,896
J.M. Smucker Co. (The)	880	84,867
Kraft Heinz Co. (The)	20,920	470,491
McCormick & Co., Inc.	1,921	96,895
Mondelez International, Inc., Class A	51,728	2,981,602
Tyson Foods, Inc., Class A	36,798	2,357,648
		10,251,876
Ground Transportation — 1.5%
CSX Corp.	96,197	3,948,887
Norfolk Southern Corp.	14,303	4,104,961
U-Haul Holding Co.	11,881	530,724
U-Haul Holding Co. *@	1,815	86,721

	SHARES	VALUE†
Uber Technologies, Inc. *	378	$27,189
		8,698,482
Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	35,000	3,593,450
Becton Dickinson & Co.	13,484	2,120,089
Boston Scientific Corp. *	18,095	1,135,461
Edwards Lifesciences Corp. *	7,417	593,953
GE HealthCare Technologies, Inc.	24,661	1,755,370
Medtronic PLC	35,985	3,118,100
ResMed, Inc.	3,091	693,868
STERIS PLC	3,097	684,840
Stryker Corp.	3,284	1,079,090
Zimmer Biomet Holdings, Inc.	6,835	618,021
		15,392,242
Health Care Providers & Services — 4.8%
Centene Corp. *	19,196	628,477
Cigna Group (The)	16,977	4,528,615
CVS Health Corp.	56,765	4,076,862
Elevance Health, Inc.	9,306	2,724,332
Henry Schein, Inc. *	3,777	278,365
Humana, Inc.	6,723	1,165,701
Labcorp Holdings, Inc.	11,532	3,076,853
Quest Diagnostics, Inc.	18,589	3,643,072
Tenet Healthcare Corp. *	450	84,920
UnitedHealth Group, Inc.	27,077	7,326,765
Universal Health Services, Inc., Class B	1,221	218,522
		27,752,484
Hotels, Restaurants & Leisure — 0.3%
Aramark	16,117	653,383
Carnival Corp.	34,226	885,769
Flutter Entertainment PLC *	2,261	230,509
Hyatt Hotels Corp., Class A	643	92,457
MGM Resorts International *	2,440	90,304
		1,952,422
Household Durables — 2.0%
DR Horton, Inc.	23,543	3,230,570
Garmin Ltd.	11,585	2,687,836
Lennar Corp., Class A	19,726	1,713,006
Lennar Corp., Class B	573	48,201
NVR, Inc. *	23	151,566
PulteGroup, Inc.	30,384	3,573,462
		11,404,641
Household Products — 0.6%
Church & Dwight Co., Inc.	483	45,073
Procter & Gamble Co. (The)	21,643	3,126,115
		3,171,188
Insurance — 5.6%
Aflac, Inc.	32,730	3,590,808
Allstate Corp. (The)	8,826	1,829,983
American International Group, Inc.	29,118	2,191,129
Arch Capital Group Ltd. *	18,837	1,808,164
Chubb Ltd.	11,440	3,728,639
Cincinnati Financial Corp.	370	58,219
Everest Group Ltd.	583	190,554
F&G Annuities & Life, Inc.	193	4,887
Fidelity National Financial, Inc.	1,515	70,266
Hartford Insurance Group, Inc. (The)	36,014	4,870,173
Lincoln National Corp.	9,516	337,818

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
Loews Corp.	5,847	$624,109
Markel Group, Inc. *	116	222,032
MetLife, Inc.	22,858	1,616,518
Old Republic International Corp.	5,321	212,308
Principal Financial Group, Inc.	26,311	2,370,884
Progressive Corp. (The)	1,680	333,043
Prudential Financial, Inc.	20,923	2,043,968
RenaissanceRe Holdings Ltd.	60	17,834
Travelers Cos., Inc. (The)	20,385	5,945,897
W.R. Berkley Corp.	6,200	410,936
		32,478,169
IT Services — 0.8%
Accenture PLC, Class A	10,310	2,044,370
Akamai Technologies, Inc. *	1,649	189,387
Amdocs Ltd.	6,785	442,789
Cognizant Technology Solutions Corp., Class A	34,305	2,104,612
DXC Technology Co. *	2,868	36,051
		4,817,209
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	4,406	502,196
Danaher Corp.	16,625	3,152,100
IQVIA Holdings, Inc. *	5,406	921,939
Thermo Fisher Scientific, Inc.	7,432	3,653,051
Waters Corp. *	1,824	543,187
		8,772,473
Machinery — 4.0%
CNH Industrial NV	12,374	136,114
Cummins, Inc.	8,496	4,571,018
Deere & Co.	6,907	3,890,713
Dover Corp.	6,916	1,441,640
Fortive Corp.	7,311	404,152
Ingersoll Rand, Inc.	11,262	902,311
Oshkosh Corp.	984	144,855
Otis Worldwide Corp.	23,695	1,826,411
PACCAR, Inc.	30,280	3,497,340
Pentair PLC	18,534	1,614,497
Snap-on, Inc.	6,351	2,306,810
Stanley Black & Decker, Inc.	8,515	605,076
Westinghouse Air Brake Technologies Corp.	5,333	1,332,770
Xylem, Inc.	2,684	320,738
		22,994,445
Media — 0.7%
Charter Communications, Inc., Class A *@	3,930	848,408
Fox Corp., Class A	23,101	1,349,099
Fox Corp., Class B	14,510	770,481
News Corp., Class A	8,320	207,418
News Corp., Class B	30	855
Omnicom Group, Inc.	7,510	565,578
Paramount Skydance Corp., Class B	9,989	90,101
Versant Media Group, Inc. *	8,215	304,119
		4,136,059
Metals & Mining — 2.7%
Freeport-McMoRan, Inc.	86,590	5,089,760
Newmont Corp.	42,413	4,591,208
Nucor Corp.	22,499	3,804,581
Reliance, Inc.	1,561	474,419
Royal Gold, Inc.	725	184,505
	SHARES	VALUE†
Steel Dynamics, Inc.	8,313	$1,496,340
		15,640,813
Oil, Gas & Consumable Fuels — 12.0%
Cheniere Energy, Inc.	929	263,613
Chevron Corp.	49,580	10,258,102
ConocoPhillips	61,108	8,066,256
Coterra Energy, Inc.	19,923	700,094
Devon Energy Corp.	27,320	1,374,742
Diamondback Energy, Inc.	9,017	1,783,472
EOG Resources, Inc.	26,723	3,863,344
EQT Corp.	7,594	483,282
Exxon Mobil Corp.	138,879	23,562,211
HF Sinclair Corp.	471	29,386
Kinder Morgan, Inc.	75,243	2,522,898
Marathon Petroleum Corp.	21,915	5,351,205
Occidental Petroleum Corp.	38,793	2,521,545
ONEOK, Inc.	21,376	1,932,177
Phillips 66	11,349	2,067,561
Valero Energy Corp.	13,001	3,212,287
Williams Cos., Inc. (The)	20,936	1,523,722
		69,515,897
Passenger Airlines — 0.8%
Delta Air Lines, Inc.	37,883	2,518,462
Southwest Airlines Co.	18,667	701,319
United Airlines Holdings, Inc. *	17,600	1,620,432
		4,840,213
Personal Products — 0.3%
Kenvue, Inc.	113,017	1,948,413
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	51,925	3,149,251
Jazz Pharmaceuticals PLC *	4,230	799,682
Johnson & Johnson	65,364	15,977,576
Merck & Co., Inc.	36,097	4,342,108
Pfizer, Inc.	209,620	5,886,130
Viatris, Inc.	3,308	44,691
		30,199,438
Professional Services — 0.7%
Equifax, Inc.	2,560	460,979
Jacobs Solutions, Inc.	4,173	531,140
Leidos Holdings, Inc.	16,200	2,519,424
SS&C Technologies Holdings, Inc.	7,467	504,545
		4,016,088
Real Estate Management & Development — 0.5%
CBRE Group, Inc., Class A *	19,100	2,587,286
Jones Lang LaSalle, Inc. *	1,211	368,531
		2,955,817
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc. *	12,020	2,445,229
Analog Devices, Inc.	12,440	3,957,662
First Solar, Inc. *	843	166,290
Intel Corp. *	68,056	3,003,311
Marvell Technology, Inc.	6,371	631,047
Micron Technology, Inc.	42,701	14,426,106
NXP Semiconductors NV	11,238	2,212,313
ON Semiconductor Corp. *	10,923	676,352
Qnity Electronics, Inc.	5,456	629,513
Qorvo, Inc. *	8,449	653,953
QUALCOMM, Inc.	18,205	2,344,440
Skyworks Solutions, Inc.	2,266	121,344
		31,267,560
Software — 0.7%
Gen Digital, Inc.	3,129	58,919

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Software (Continued)
Roper Technologies, Inc.	1,163	$411,539
Salesforce, Inc.	19,631	3,664,519
Zoom Communications, Inc. *	1,437	115,520
		4,250,497
Specialty Retail — 0.0%
Dick's Sporting Goods, Inc. @	1,230	243,897
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., Class B	1,375	72,627
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	2,996	2,182,766
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.	20,225	4,247,857
TOTAL COMMON STOCKS
(Identified Cost $316,453,030)		576,242,160
SHORT-TERM INVESTMENTS — 0.2%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 3.350%	942,152	942,152
Collateral For Securities On Loan — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	85,759	85,759
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,027,911)		1,027,911
Total Investments — 99.8%
(Identified Cost $317,480,941)		577,270,071
Cash and Other Assets, Less Liabilities — 0.2%		909,355
Net Assets — 100.0%		$578,179,426

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $1,189,478.

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.7%
Aerospace & Defense — 3.3%
AAR Corp. *	3,108	$340,202
AeroVironment, Inc. *	1,825	334,066
Astronics Corp., Class B *	693	46,254
ATI, Inc. *	13,573	1,974,329
BWX Technologies, Inc.	3,927	803,032
Carpenter Technology Corp.	3,912	1,541,915
Curtiss-Wright Corp.	1,197	815,301
Ducommun, Inc. *	1,489	181,658
Hexcel Corp.	3,842	310,933
Huntington Ingalls Industries, Inc.	177	67,242
Innovative Solutions & Support, Inc. *	3,248	66,681
Kratos Defense & Security Solutions, Inc. *	11,721	826,448
Leonardo DRS, Inc.	1,346	59,924
Mercury Systems, Inc. *	4,277	311,836
Moog, Inc., Class A	2,730	798,907
National Presto Industries, Inc.	369	50,575
Park Aerospace Corp.	1,334	36,525
V2X, Inc. *	1,491	102,134
VSE Corp.	1,412	260,373
Woodward, Inc.	4,022	1,439,554
		10,367,889
Air Freight & Logistics — 0.1%
HUB Group, Inc., Class A	5,418	195,265
Radiant Logistics, Inc. *	6,146	43,329
		238,594
Automobile Components — 1.5%
Adient PLC *	4,818	97,372
Autoliv, Inc.	6,598	693,846
BorgWarner, Inc.	15,123	820,574
Cooper-Standard Holdings, Inc. *	1,153	32,134
Dana, Inc.	8,268	278,218
Dauch Corp. *	8,589	50,933
Dorman Products, Inc. *	2,645	276,032
Fox Factory Holding Corp. *	4,601	75,732
Garrett Motion, Inc.	7,655	139,091
Gentex Corp.	10,395	227,131
Gentherm, Inc. *	3,773	104,814
Goodyear Tire & Rubber Co. (The) *	16,362	108,480
Holley, Inc. *	3,600	11,052
LCI Industries	2,757	339,056
Lear Corp.	2,432	294,467
Motorcar Parts of America, Inc. *	2,267	25,073
Patrick Industries, Inc.	2,988	331,877
Phinia, Inc.	3,024	206,963
Solid Power, Inc. *	8,889	26,667
Standard Motor Products, Inc.	2,639	91,679
Stoneridge, Inc. *	2,727	13,171
Strattec Security Corp. *	941	73,718
Visteon Corp.	2,696	245,633
XPEL, Inc. *	1,140	50,456
		4,614,169
Automobiles — 0.1%
Harley-Davidson, Inc.	7,071	142,976
Thor Industries, Inc. @	1,781	142,284
Winnebago Industries, Inc.	3,191	98,889
		384,149
Beverages — 0.7%
Boston Beer Co., Inc. (The), Class A *	546	125,798
Brown-Forman Corp., Class B @	1,383	36,566
Coca-Cola Consolidated, Inc.	6,546	1,255,130
MGP Ingredients, Inc.	1,851	34,040
Molson Coors Beverage Co., Class B	9,730	418,974
	SHARES	VALUE†
National Beverage Corp. *	6,380	$214,687
Vita Coco Co., Inc. (The) *	2,426	116,230
		2,201,425
Biotechnology — 2.9%
4D Molecular Therapeutics, Inc. *	1,214	11,302
ADMA Biologics, Inc. *	9,853	88,776
Agios Pharmaceuticals, Inc. *	3,495	118,236
Albireo Pharma, Inc. CVR *¶§	1,018	2,436
Aldeyra Therapeutics, Inc. *	3,971	6,711
Alkermes PLC *	5,522	195,258
Allogene Therapeutics, Inc. *	8,990	21,936
Altimmune, Inc. *	4,035	12,428
Anika Therapeutics, Inc. *	1,795	26,027
Apellis Pharmaceuticals, Inc. *	6,771	272,397
Arcus Biosciences, Inc. *	2,904	62,726
ArriVent Biopharma, Inc. *	1,251	28,861
Aura Biosciences, Inc. *	1,708	11,427
Beam Therapeutics, Inc. *@	6,430	153,227
BioCryst Pharmaceuticals, Inc. *	8,782	83,605
BioMarin Pharmaceutical, Inc. *	4,125	233,021
CareDx, Inc. *	2,881	50,014
Catalyst Pharmaceuticals, Inc. *	6,761	167,402
Celldex Therapeutics, Inc. *	3,625	114,985
CG oncology, Inc. *	893	60,438
Chinook Therapeutics, Inc. CVR *¶§	5,000	1,875
Compass Therapeutics, Inc. *	2,297	12,151
CRISPR Therapeutics AG *@	1,621	77,111
Cullinan Therapeutics, Inc. *	2,908	41,323
CytomX Therapeutics, Inc. *	8,821	41,459
Day One Biopharmaceuticals, Inc. *	3,462	74,225
Denali Therapeutics, Inc. *	9,561	183,571
Design Therapeutics, Inc. *	1,060	11,278
Dianthus Therapeutics, Inc. *	1,115	93,571
Disc Medicine, Inc. *	1,703	108,890
Dyne Therapeutics, Inc. *	4,215	76,418
Emergent BioSolutions, Inc. *	981	8,142
Entrada Therapeutics, Inc. *	893	11,270
Exelixis, Inc. *	19,780	848,364
GRAIL, Inc. *	1,745	90,182
Halozyme Therapeutics, Inc. *	8,219	531,194
Ideaya Biosciences, Inc. *	5,822	193,989
Intellia Therapeutics, Inc. *@	7,017	89,958
Iovance Biotherapeutics, Inc. *	17,412	61,116
Kiniksa Pharmaceuticals International PLC *	2,132	102,656
Krystal Biotech, Inc. *	1,598	412,795
Kura Oncology, Inc. *	2,828	22,992
Kymera Therapeutics, Inc. *	2,801	233,295
Larimar Therapeutics, Inc. *	4,671	21,019
Lexeo Therapeutics, Inc. *	2,615	15,010
Mirati Therapeutics, Inc. CVR *¶§	1,395	1,559
Monte Rosa Therapeutics, Inc. *	4,065	66,869
Myriad Genetics, Inc. *	5,149	23,170
Neurocrine Biosciences, Inc. *	7,426	978,301
Nurix Therapeutics, Inc. *	4,280	66,340
Olema Pharmaceuticals, Inc. *	4,193	62,518
Organogenesis Holdings, Inc. *	8,051	19,081
ORIC Pharmaceuticals, Inc. *	4,368	55,343
Oruka Therapeutics, Inc. *	1,616	79,265
PDL BioPharma, Inc. *§	18,262	5,479
Perspective Therapeutics, Inc. *@	5,035	20,996
Prime Medicine, Inc. *	2,888	10,050
Protara Therapeutics, Inc. *	1,836	9,566
Prothena Corp. PLC *	2,478	24,086
PTC Therapeutics, Inc. *	188	12,808

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Biotechnology (Continued)
Puma Biotechnology, Inc. *	1,521	$9,719
REGENXBIO, Inc. *	910	7,626
Relay Therapeutics, Inc. *	9,607	95,590
Replimune Group, Inc. *	2,069	15,828
Rocket Pharmaceuticals, Inc. *	5,571	19,944
Sana Biotechnology, Inc. *	3,913	11,269
Shattuck Labs, Inc. *	4,381	28,170
Solid Biosciences, Inc. *	3,329	23,969
Stoke Therapeutics, Inc. *	3,623	117,965
Twist Bioscience Corp. *	2,125	100,980
United Therapeutics Corp. *	2,637	1,563,688
Upstream Bio, Inc. *	1,259	11,331
Vanda Pharmaceuticals, Inc. *	2,932	20,260
Vera Therapeutics, Inc. *	1,517	61,029
Veracyte, Inc. *	4,897	157,732
Vericel Corp. *	2,570	82,677
Vir Biotechnology, Inc. *	10,251	91,849
Xencor, Inc. *	3,831	46,202
		8,986,326
Broadline Retail — 0.4%
Dillard's, Inc., Class A @	780	446,246
Etsy, Inc. *	1,032	51,579
Kohl's Corp.	6,170	79,593
Macy's, Inc.	9,741	176,215
Ollie's Bargain Outlet Holdings, Inc. *	3,753	345,426
Savers Value Village, Inc. *	5,650	42,036
		1,141,095
Building Products — 2.5%
A.O. Smith Corp.	8,970	591,482
AAON, Inc. @	4,843	400,758
Advanced Drainage Systems, Inc.	7,209	988,570
Allegion PLC	1,427	207,329
American Woodmark Corp. *	982	39,113
Apogee Enterprises, Inc.	1,456	48,834
Armstrong World Industries, Inc.	4,365	719,352
AZZ, Inc.	2,363	295,682
CSW Industrials, Inc.	1,174	305,921
Fortune Brands Innovations, Inc.	961	37,450
Gibraltar Industries, Inc. *	3,042	121,285
Insteel Industries, Inc.	2,278	76,564
Masco Corp.	5,470	330,224
Modine Manufacturing Co. *	4,578	992,098
Owens Corning	6,683	723,234
Quanex Building Products Corp.	3,350	60,199
Resideo Technologies, Inc. *	681	22,957
Simpson Manufacturing Co., Inc.	3,582	614,743
Trex Co., Inc. *	9,328	339,726
UFP Industries, Inc.	4,990	459,679
Zurn Elkay Water Solutions Corp.	14,150	634,486
		8,009,686
Capital Markets — 3.2%
Acadian Asset Management, Inc.	2,826	153,791
Affiliated Managers Group, Inc.	3,775	1,044,542
Artisan Partners Asset Management, Inc., Class A	6,206	225,836
BGC Group, Inc., Class A	30,567	298,945
Cohen & Steers, Inc.	5,127	320,694
	SHARES	VALUE†
Diamond Hill Investment Group, Inc.	204	$35,108
DigitalBridge Group, Inc.	2,242	34,572
Donnelley Financial Solutions, Inc. *	2,776	130,861
Evercore, Inc., Class A	3,349	999,710
FactSet Research Systems, Inc.	633	137,355
Federated Hermes, Inc.	7,863	445,911
Franklin Resources, Inc.	3,815	90,110
Hamilton Lane, Inc., Class A	1,792	178,125
Houlihan Lokey, Inc.	1,002	143,907
Invesco Ltd.	21,232	515,725
Janus Henderson Group PLC	11,391	585,156
Jefferies Financial Group, Inc.	21,621	892,299
Lazard, Inc.	6,742	286,400
MarketAxess Holdings, Inc.	710	117,136
Moelis & Co., Class A	571	32,547
Morningstar, Inc.	2,847	481,285
Oppenheimer Holdings, Inc., Class A	1,244	110,952
Perella Weinberg Partners @	705	12,803
Piper Sandler Cos.	6,528	499,718
PJT Partners, Inc., Class A	1,422	198,682
SEI Investments Co.	4,732	371,320
Silvercrest Asset Management Group, Inc., Class A	759	10,201
Stifel Financial Corp.	9,255	684,130
StoneX Group, Inc. *	6,420	517,773
Victory Capital Holdings, Inc., Class A	982	64,301
Virtu Financial, Inc., Class A	3,211	141,220
Virtus Investment Partners, Inc.	608	81,685
Westwood Holdings Group, Inc.	1,157	19,056
WisdomTree, Inc. @	8,317	121,095
		9,982,951
Chemicals — 2.2%
AdvanSix, Inc.	1,777	43,359
Alto Ingredients, Inc. *	2,281	11,040
Ashland, Inc.	2,847	158,322
Avient Corp.	10,014	363,508
Axalta Coating Systems Ltd. *	16,030	444,031
Balchem Corp.	2,794	473,527
Cabot Corp.	5,463	411,419
Celanese Corp.	1,157	76,096
Chemours Co. (The)	6,762	148,967
Core Molding Technologies, Inc. *	1,500	33,600
Eastman Chemical Co.	3,373	257,427
Ecovyst, Inc. *	5,086	65,406
Element Solutions, Inc.	21,963	749,817
Flotek Industries, Inc. *@	1,419	24,080
Hawkins, Inc.	1,779	273,254
HB Fuller Co.	5,803	357,929
Huntsman Corp.	11,979	159,440
Ingevity Corp. *	1,259	89,679
Innospec, Inc.	2,148	156,847
Intrepid Potash, Inc. *	556	23,780
Koppers Holdings, Inc.	2,308	89,273
Kronos Worldwide, Inc.	2,292	15,058
LSB Industries, Inc. *	3,400	50,660
Mativ Holdings, Inc.	3,615	31,451
Minerals Technologies, Inc.	3,081	218,505
Mosaic Co. (The)	9,271	236,410
NewMarket Corp.	504	323,039
Olin Corp.	6,941	206,356

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Chemicals (Continued)
Perimeter Solutions, Inc. *	6,857	$167,448
Quaker Chemical Corp.	1,113	138,268
Rayonier Advanced Materials, Inc. *	3,612	39,985
RPM International, Inc.	4,352	432,589
Scotts Miracle-Gro Co. (The)	1,456	88,539
Sensient Technologies Corp.	4,568	394,858
Stepan Co.	2,418	120,852
Tronox Holdings PLC	6,681	65,273
Westlake Corp. @	136	15,888
		6,955,980
Commercial Banks — 10.9%
1st Source Corp.	2,546	176,209
ACNB Corp.	300	14,361
Amalgamated Financial Corp.	1,892	73,542
Amerant Bancorp, Inc.	1,581	34,845
Ameris Bancorp	7,199	561,450
AmeriServ Financial, Inc.	4,400	15,928
Arrow Financial Corp.	2,279	76,506
Associated Banc-Corp.	15,176	392,451
Atlantic Union Bankshares Corp.	9,016	322,232
Axos Financial, Inc. *	3,826	325,554
Banc of California, Inc.	8,918	156,778
BancFirst Corp.	3,303	358,375
Bancorp, Inc. (The) *	4,087	219,595
Bank First Corp.	663	89,545
Bank of Hawaii Corp.	3,456	256,608
Bank of Marin Bancorp	1,580	40,495
Bank of NT Butterfield & Son Ltd. (The)	2,495	130,938
Bank OZK	4,569	209,671
BankUnited, Inc.	4,944	223,271
Bankwell Financial Group, Inc.	326	15,818
Banner Corp.	3,355	203,581
Bar Harbor Bankshares	2,089	67,788
Beacon Financial Corp.	6,309	189,270
Blue Foundry Bancorp *	1,516	20,072
Blue Ridge Bankshares, Inc.	2,500	10,500
BOK Financial Corp.	4,648	595,223
Bridgewater Bancshares, Inc. *	700	12,390
Burke & Herbert Financial Services Corp.	895	55,750
Business First Bancshares, Inc. @	1,726	46,671
Byline Bancorp, Inc.	3,036	95,847
C&F Financial Corp.	466	33,990
California BanCorp	1,131	20,041
Camden National Corp.	1,756	83,322
Capital Bancorp, Inc.	748	22,246
Capital City Bank Group, Inc.	1,890	82,139
Capitol Federal Financial, Inc.	6,134	43,735
Carter Bankshares, Inc. *	711	16,581
Cathay General Bancorp	7,259	361,934
Central Pacific Financial Corp.	3,116	99,587
Chemung Financial Corp.	205	11,033
Citizens & Northern Corp.	852	19,034
Citizens Community Bancorp, Inc.	400	7,920
Citizens Financial Group, Inc.	6,184	370,854
City Holding Co.	1,327	158,603
Civista Bancshares, Inc.	760	17,320
CNB Financial Corp.	3,887	112,568
Coastal Financial Corp. *	847	64,457
Colony Bankcorp, Inc.	1,080	21,568
Columbia Banking System, Inc.	4,733	129,826
Columbia Financial, Inc. *	5,756	100,788
Commerce Bancshares, Inc.	9,924	488,261
	SHARES	VALUE†
Community Financial System, Inc.	4,718	$276,711
Community Trust Bancorp, Inc.	1,552	94,237
Community West Bancshares	1,638	38,165
ConnectOne Bancorp, Inc.	4,072	109,007
Cullen/Frost Bankers, Inc.	3,828	524,742
Customers Bancorp, Inc. *	3,713	257,719
CVB Financial Corp. @	13,166	255,289
Dime Community Bancshares, Inc.	3,168	107,142
Eagle Bancorp, Inc.	1,461	36,335
East West Bancorp, Inc.	9,740	1,039,842
Eastern Bankshares, Inc.	4,278	83,678
Enterprise Financial Services Corp.	2,901	156,973
Equity Bancshares, Inc., Class A	1,470	65,283
Esquire Financial Holdings, Inc.	569	61,167
Farmers & Merchants Bancorp, Inc.	1,205	30,932
Farmers National Banc Corp.	3,971	52,258
FB Financial Corp.	3,315	172,181
Fifth Third Bancorp	5,231	243,032
Financial Institutions, Inc.	1,855	58,822
First BanCorp	3,381	190,519
First BanCorp	18,672	398,834
First BanCorp, Inc. (The)	1,876	52,584
First Busey Corp.	5,571	140,779
First Business Financial Services, Inc.	551	29,715
First Commonwealth Financial Corp.	9,286	163,248
First Community Bankshares, Inc.	1,982	82,293
First Community Corp.	358	10,464
First Financial Bancorp	8,992	250,697
First Financial Bankshares, Inc.	14,820	436,449
First Financial Corp.	1,395	88,164
First Foundation, Inc. *	1,700	10,030
First Hawaiian, Inc.	7,925	195,272
First Horizon Corp.	28,413	646,680
First Interstate Bancsystem, Inc., Class A	6,510	217,434
First Merchants Corp.	5,621	217,701
First Mid Bancshares, Inc.	1,116	45,968
Firstsun Capital Bancorp *	1,012	36,898
Five Star Bancorp	1,082	40,813
Flagstar Bank NA	1,739	22,903
Flushing Financial Corp.	3,899	59,889
FNB Corp.	22,576	377,471
FS Bancorp, Inc.	962	37,124
Fulton Financial Corp.	15,678	318,891
German American Bancorp, Inc.	3,217	134,438
Glacier Bancorp, Inc.	11,842	528,982
Great Southern Bancorp, Inc.	1,275	80,491
Hancock Whitney Corp.	6,503	413,526
Hanmi Financial Corp.	3,586	94,527
HBT Financial, Inc.	854	22,819
Heritage Commerce Corp.	3,576	44,628
Heritage Financial Corp.	4,162	108,212
Hilltop Holdings, Inc.	4,251	152,271
Hingham Institution For Savings (The)	236	67,458
Home Bancorp, Inc.	994	60,217
Home BancShares, Inc.	13,006	350,252
HomeTrust Bancshares, Inc.	2,255	96,176
Hope Bancorp, Inc.	12,794	142,909
Horizon Bancorp, Inc.	3,103	51,417
Huntington Bancshares, Inc.	27,746	434,225
Independent Bank Corp.	4,056	305,052
Independent Bank Corp.	1,028	34,232
International Bancshares Corp.	5,903	397,213
Investar Holding Corp.	396	10,799
Kearny Financial Corp.	4,719	35,628
Lakeland Financial Corp.	2,447	140,409

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Commercial Banks (Continued)
Live Oak Bancshares, Inc.	2,801	$92,629
Mechanics Bancorp, Class A	1,747	25,768
Mercantile Bank Corp.	1,601	80,850
Metrocity Bankshares, Inc.	760	21,789
Metropolitan Bank Holding Corp.	620	51,640
Mid Penn Bancorp, Inc.	1,093	35,151
Midland States Bancorp, Inc.	982	21,908
MVB Financial Corp.	494	12,266
National Bank Holdings Corp., Class A	3,376	132,204
NB Bancorp, Inc.	2,129	44,858
NBT Bancorp, Inc.	4,206	179,091
Nicolet Bankshares, Inc.	1,295	192,463
Northeast Bank	896	100,684
Northeast Community Bancorp, Inc.	455	10,829
Northfield Bancorp, Inc.	5,020	67,971
Northrim BanCorp, Inc.	3,344	76,511
Northwest Bancshares, Inc.	15,058	191,086
Norwood Financial Corp.	337	9,915
Oak Valley Bancorp	606	19,653
OceanFirst Financial Corp.	4,432	79,953
OFG Bancorp	4,058	164,187
Old National Bancorp	28,203	623,286
Old Second Bancorp, Inc.	2,809	56,629
Orange County Bancorp, Inc.	324	10,362
Origin Bancorp, Inc.	1,918	79,520
Orrstown Financial Services, Inc.	1,090	39,327
Park National Corp.	1,732	283,095
Parke Bancorp, Inc.	768	21,811
Pathward Financial, Inc.	2,146	191,488
PCB Bancorp	500	11,245
Peapack-Gladstone Financial Corp.	1,992	70,138
Peoples Bancorp, Inc.	3,204	105,315
Peoples Financial Services Corp.	417	22,239
Pinnacle Financial Partners, Inc.	7,088	610,560
Plumas Bancorp	413	20,163
Ponce Financial Group, Inc. *	743	12,416
Popular, Inc.	7,138	957,705
Preferred Bank	1,186	107,558
Primis Financial Corp.	1,858	24,674
Prosperity Bancshares, Inc.	5,491	368,885
Provident Financial Holdings, Inc.	1,124	18,119
Provident Financial Services, Inc.	9,168	193,995
QCR Holdings, Inc.	1,658	141,676
RBB Bancorp	483	10,322
Red River Bancshares, Inc.	264	23,876
Renasant Corp.	6,722	242,866
Republic Bancorp, Inc., Class A	1,997	140,888
Riverview Bancorp, Inc.	2,557	14,064
S&T Bancorp, Inc.	3,996	167,153
Seacoast Banking Corp. of Florida	6,666	201,913
ServisFirst Bancshares, Inc.	5,630	410,033
Shore Bancshares, Inc.	1,682	31,420
Sierra Bancorp	1,529	51,864
Simmons First National Corp., Class A	9,541	185,572
Southern First Bancshares, Inc. *	923	50,304
Southern Missouri Bancorp, Inc.	686	43,863
Southside Bancshares, Inc.	3,368	104,711
Southstate Bank Corp.	8,044	744,231
Stellar Bancorp, Inc.	2,986	109,317
	SHARES	VALUE†
Stock Yards Bancorp, Inc.	2,936	$194,627
Texas Capital Bancshares, Inc. *	3,132	297,164
TFS Financial Corp. @	3,750	52,687
Third Coast Bancshares, Inc. *	812	30,718
Timberland Bancorp, Inc.	921	36,315
Tompkins Financial Corp.	1,559	122,912
Towne Bank	5,809	195,589
TriCo Bancshares	2,959	140,671
Triumph Financial, Inc. *	2,441	145,630
TrustCo Bank Corp.	1,746	76,440
Trustmark Corp.	5,770	243,148
UMB Financial Corp.	7,466	842,090
United Bankshares, Inc.	12,088	500,685
United Community Banks, Inc.	8,563	269,649
Unity Bancorp, Inc.	360	18,659
Univest Financial Corp.	3,363	115,216
USCB Financial Holdings, Inc.	803	14,888
Valley National Bancorp	27,653	339,579
WaFd, Inc.	6,377	200,238
Washington Trust Bancorp, Inc.	2,001	66,953
Webster Financial Corp.	10,588	735,019
WesBanco, Inc.	8,472	292,199
West BanCorp, Inc.	1,763	41,942
Westamerica BanCorp	2,658	138,615
Western Alliance Bancorp	5,446	385,849
Western New England Bancorp, Inc.	3,161	40,872
Wintrust Financial Corp.	5,640	783,622
WSFS Financial Corp.	6,445	421,890
Zions Bancorp NA	10,151	584,901
		34,140,063
Commercial Services & Supplies — 1.8%
ABM Industries, Inc.	6,300	242,676
Brady Corp., Class A	4,578	371,917
Brink's Co. (The)	4,524	468,822
Casella Waste Systems, Inc., Class A *	5,326	422,565
Cimpress PLC *	1,426	104,098
Clean Harbors, Inc. *	4,977	1,427,055
Deluxe Corp.	2,134	58,770
Ennis, Inc.	3,110	66,616
HNI Corp.	6,271	209,389
Interface, Inc.	5,834	145,383
Liquidity Services, Inc. *	3,228	98,680
MillerKnoll, Inc.	3,785	54,731
MSA Safety, Inc.	4,031	660,882
OPENLANE, Inc. *	2,720	79,288
Tetra Tech, Inc.	22,616	681,194
UniFirst Corp.	1,530	384,933
Vestis Corp. *	6,146	48,308
Virco Mfg. Corp. @	2,494	15,263
		5,540,570
Communications Equipment — 1.8%
ADTRAN Holdings, Inc. *	2,665	33,526
BK Technologies Corp. *	400	29,852
Calix, Inc. *	3,682	180,381
Ciena Corp. *	5,896	2,289,004
Clearfield, Inc. *	1,417	37,508
Digi International, Inc. *	3,397	163,735
F5, Inc. *	1,257	363,688
Harmonic, Inc. *	10,330	92,763
Lantronix, Inc. *	1,100	5,764

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Communications Equipment (Continued)
Lumentum Holdings, Inc. *	2,005	$1,409,034
NETGEAR, Inc. *	3,539	77,292
NetScout Systems, Inc. *	8,182	260,106
Optical Cable Corp. *	374	3,085
Ribbon Communications, Inc. *	3,700	7,844
Viasat, Inc. *	1,242	56,884
Viavi Solutions, Inc. *	21,651	720,545
		5,731,011
Computers & Peripherals — 0.1%
AstroNova, Inc. *	1,572	14,447
Corsair Gaming, Inc. *	4,513	25,047
Diebold Nixdorf, Inc. *	2,014	151,936
Eastman Kodak Co. *	2,874	26,010
		217,440
Construction & Engineering — 2.8%
AECOM	4,153	352,258
Ameresco, Inc., Class A *	3,289	83,870
Arcosa, Inc.	1,853	196,677
Dycom Industries, Inc. *	2,492	844,339
Everus Construction Group, Inc. *	2,821	333,047
Fluor Corp. *	6,585	307,190
Granite Construction, Inc.	4,358	522,437
Great Lakes Dredge & Dock Corp. *	5,351	90,967
IES Holdings, Inc. *@	1,933	921,017
MasTec, Inc. *	4,705	1,513,787
Matrix Service Co. *	4,086	46,907
MYR Group, Inc. *	1,336	377,180
NWPX Infrastructure, Inc. *	1,211	94,289
Primoris Services Corp.	4,603	658,413
Sterling Infrastructure, Inc. *	2,663	1,084,560
Tutor Perini Corp.	3,153	243,380
Valmont Industries, Inc.	1,958	782,358
WillScot Holdings Corp.	18,315	317,948
		8,770,624
Construction Materials — 0.3%
Eagle Materials, Inc.	1,439	272,618
Knife River Corp. *	2,821	230,335
U.S. Lime & Minerals, Inc.	2,498	326,264
		829,217
Consumer Finance — 1.3%
Ally Financial, Inc.	6,410	251,464
Atlanticus Holdings Corp. *	1,324	69,470
Bread Financial Holdings, Inc.	2,939	220,102
Consumer Portfolio Services, Inc. *	3,813	29,474
Credit Acceptance Corp. *@	760	321,830
Dave, Inc. *	460	80,081
Encore Capital Group, Inc. *	2,787	195,424
Enova International, Inc. *	2,166	294,208
Ezcorp, Inc., Class A *@	5,994	152,128
FirstCash Holdings, Inc.	2,667	501,396
Green Dot Corp., Class A *	2,863	32,123
LendingClub Corp. *	8,536	122,235
LendingTree, Inc. *	545	23,370
Navient Corp.	8,170	66,831
Nelnet, Inc., Class A	2,441	314,791
NerdWallet, Inc., Class A *	2,839	29,469
OneMain Holdings, Inc.	7,656	409,519
PRA Group, Inc. *	4,120	72,100
PROG Holdings, Inc.	4,487	128,732
Regional Management Corp.	1,467	47,311
SLM Corp.	14,278	305,692
	SHARES	VALUE†
SoFi Technologies, Inc. *	5,169	$82,084
Upstart Holdings, Inc. *@	4,885	125,300
World Acceptance Corp. *	514	69,411
		3,944,545
Consumer Staples Distribution & Retail — 2.1%
Albertsons Cos., Inc., Class A	5,948	101,354
Andersons, Inc. (The)	4,055	291,068
BJ's Wholesale Club Holdings, Inc. *	4,618	454,504
Casey's General Stores, Inc.	2,265	1,648,603
Chefs' Warehouse, Inc. (The) *	4,636	275,610
Grocery Outlet Holding Corp. *	4,296	30,287
Ingles Markets, Inc., Class A	1,973	177,353
Maplebear, Inc. *	6,266	234,724
Natural Grocers by Vitamin Cottage, Inc. @	2,710	70,054
Performance Food Group Co. *	9,263	793,469
PriceSmart, Inc.	2,691	404,995
Sprouts Farmers Market, Inc. *	7,149	551,402
U.S. Foods Holding Corp. *	13,615	1,255,439
United Natural Foods, Inc. *	3,652	164,559
Village Super Market, Inc., Class A	830	35,051
Weis Markets, Inc. @	2,943	201,272
		6,689,744
Containers & Packaging — 0.9%
AptarGroup, Inc.	5,666	714,029
Ardagh Metal Packaging SA	22,202	89,918
Avery Dennison Corp.	609	105,162
Crown Holdings, Inc.	3,202	321,001
Graphic Packaging Holding Co.	8,918	88,645
Greif, Inc., Class A	2,553	171,230
Greif, Inc., Class B @	715	62,591
Myers Industries, Inc.	4,361	92,366
O-I Glass, Inc. *	9,406	98,857
Sealed Air Corp.	6,808	286,276
Silgan Holdings, Inc. @	11,743	455,628
Sonoco Products Co.	4,592	248,381
TriMas Corp.	3,690	132,619
		2,866,703
Distributors — 0.1%
GigaCloud Technology, Inc., Class A *	1,237	56,135
Gold.com, Inc.	2,332	93,467
LKQ Corp.	3,492	102,560
Pool Corp.	660	133,538
Weyco Group, Inc.	1,043	33,428
		419,128
Diversified Consumer Services — 1.4%
ADT, Inc.	1,253	8,232
American Public Education, Inc. *	1,928	109,665
Bright Horizons Family Solutions, Inc. *	1,895	155,636
Carriage Services, Inc.	1,424	65,020
Coursera, Inc. *	9,971	58,031
Covista, Inc. *	3,867	445,672
Driven Brands Holdings, Inc. *	7,070	89,153
Duolingo, Inc. *	500	49,285
Frontdoor, Inc. *	2,849	150,598
Graham Holdings Co., Class B	388	410,217
Grand Canyon Education, Inc. *	2,418	411,133
H&R Block, Inc.	11,646	369,644
Laureate Education, Inc. *	3,916	136,433
Liberty Live Holdings, Inc., Class A *	650	59,566
Liberty Live Holdings, Inc., Class C *	836	78,676
Lincoln Educational Services Corp. *	1,217	49,508
Matthews International Corp., Class A @	2,051	52,957
Mister Car Wash, Inc. *	12,585	87,717

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Diversified Consumer Services (Continued)
OneSpaWorld Holdings Ltd.	5,651	$129,690
Perdoceo Education Corp.	6,976	259,577
Service Corp. International	7,334	605,128
Strategic Education, Inc.	2,650	219,844
Stride, Inc. *	3,868	341,042
Udemy, Inc. *	5,944	27,461
Universal Technical Institute, Inc. *	2,930	105,773
		4,475,658
Diversified Telecommunication Services — 0.2%
Anterix, Inc. *	854	32,614
ATN International, Inc.	1,200	32,664
Bandwidth, Inc., Class A *	766	13,650
GCI Liberty, Inc., Class A *	164	6,043
GCI Liberty, Inc., Class C *	1,866	69,434
IDT Corp., Class B	1,342	65,892
Iridium Communications, Inc.	5,217	144,720
Liberty Latin America Ltd., Class A *	1,600	13,824
Liberty Latin America Ltd., Class C *	10,810	95,344
Lumen Technologies, Inc. *	8,343	57,984
Shenandoah Telecommunications Co. @	6,413	98,889
Uniti Group, Inc.	1,930	18,103
		649,161
Electric Utilities — 0.9%
Genie Energy Ltd., Class B	2,213	31,292
Hawaiian Electric Industries, Inc. *	5,551	82,377
IDACORP, Inc.	2,837	405,606
MGE Energy, Inc.	3,771	291,460
OGE Energy Corp.	10,049	481,950
Otter Tail Corp.	4,597	403,479
Pinnacle West Capital Corp.	5,960	600,470
Portland General Electric Co.	5,648	298,045
TXNM Energy, Inc.	6,132	358,477
		2,953,156
Electrical Equipment — 1.8%
Acuity, Inc.	2,347	657,676
Allient, Inc.	1,626	96,080
Atkore, Inc.	3,999	235,581
EnerSys	3,615	627,998
Generac Holdings, Inc. *	720	140,638
LSI Industries, Inc.	3,137	58,348
Nextpower, Inc., Class A *	3,948	475,931
nVent Electric PLC	3,043	359,926
Powell Industries, Inc.	1,062	574,627
Preformed Line Products Co.	539	145,934
Regal Rexnord Corp.	6,071	1,136,856
Sensata Technologies Holding PLC	6,595	232,276
Sunrun, Inc. *	6,232	84,506
Thermon Group Holdings, Inc. *	3,577	180,281
Vicor Corp. *	3,445	554,645
		5,561,303
Electronic Equipment, Instruments & Components — 4.3%
Advanced Energy Industries, Inc.	3,308	1,067,525
Arrow Electronics, Inc. *	5,952	853,576
Avnet, Inc.	8,026	494,562
Badger Meter, Inc.	3,103	472,742
Bel Fuse, Inc., Class B	1,421	281,330
Belden, Inc.	4,607	529,022
	SHARES	VALUE†
Benchmark Electronics, Inc.	3,809	$213,533
Climb Global Solutions, Inc.	1,260	24,973
Cognex Corp.	3,708	181,655
Crane NXT Co.	3,739	151,766
CTS Corp.	3,522	168,211
Daktronics, Inc. *	2,225	43,499
ePlus, Inc.	1,591	119,723
Fabrinet *	2,915	1,520,231
Flex Ltd. *	16,203	1,060,648
Insight Enterprises, Inc. *	2,809	188,231
IPG Photonics Corp. *	2,104	241,097
Itron, Inc. *	4,157	372,592
Kimball Electronics, Inc. *	2,512	59,509
Knowles Corp. *	4,852	124,599
Littelfuse, Inc.	1,865	632,888
Methode Electronics, Inc.	4,122	22,753
Mirion Technologies, Inc. *	1,739	32,328
Napco Security Technologies, Inc.	3,236	127,466
nLight, Inc. *	1,098	62,608
Novanta, Inc. *	3,185	376,180
OSI Systems, Inc. *@	1,449	384,724
PC Connection, Inc.	2,305	134,750
Plexus Corp. *	2,380	482,045
Richardson Electronics Ltd. @	1,505	16,480
Rogers Corp. *	2,017	216,485
Sanmina Corp. *	4,678	606,456
ScanSource, Inc. *	2,807	101,894
TD SYNNEX Corp.	3,515	593,016
TTM Technologies, Inc. *	8,928	869,766
Vishay Intertechnology, Inc.	11,850	213,300
Vishay Precision Group, Inc. *	1,694	73,553
Vontier Corp.	8,347	296,068
Zebra Technologies Corp., Class A *	953	199,253
		13,611,037
Energy Equipment & Services — 2.0%
Archrock, Inc.	12,231	425,639
Atlas Energy Solutions, Inc. @	4,288	56,259
Borr Drilling Ltd. *	16,547	95,476
Bristow Group, Inc.	1,864	87,403
Cactus, Inc., Class A	3,486	165,132
Core Laboratories, Inc.	1,544	25,924
Expro Group Holdings NV *	7,205	125,439
Forum Energy Technologies, Inc. *	445	26,104
Helix Energy Solutions Group, Inc. *	9,645	95,389
Helmerich & Payne, Inc.	5,824	209,839
Innovex International, Inc. *	4,295	104,755
Kodiak Gas Services, Inc.	3,960	230,947
Liberty Energy, Inc.	8,201	236,189
Nabors Industries Ltd. *@	841	72,376
National Energy Services Reunited Corp. *	6,264	134,488
Natural Gas Services Group, Inc.	2,179	82,235
Noble Corp. PLC	2,483	121,841
NOV, Inc.	16,544	311,193
Oceaneering International, Inc. *	5,217	185,047
Oil States International, Inc. *	3,584	41,718
Patterson-UTI Energy, Inc.	21,801	236,105
ProFrac Holding Corp., Class A *	1,925	11,935
ProPetro Holding Corp. *	8,233	118,637
Ranger Energy Services, Inc., Class A	923	15,820
RPC, Inc. @	13,322	94,320

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Energy Equipment & Services (Continued)
SEACOR Marine Holdings, Inc. *	3,233	$23,148
Seadrill Ltd. *	3,863	175,766
Select Water Solutions, Inc.	7,110	108,783
Solaris Energy Infrastructure, Inc.	2,175	122,909
TechnipFMC PLC	20,068	1,387,301
TETRA Technologies, Inc. *	8,698	74,107
Tidewater, Inc. *@	2,915	243,548
Transocean Ltd. *	43,549	288,730
Valaris Ltd. *	2,773	271,865
Weatherford International PLC	4,378	414,071
		6,420,438
Entertainment — 0.3%
Atlanta Braves Holdings, Inc., Class A *@	934	44,038
Atlanta Braves Holdings, Inc., Class C *	2,412	102,992
Cinemark Holdings, Inc.	7,484	213,444
IMAX Corp. *	2,823	107,302
Lionsgate Studios Corp. *	4,178	40,067
Madison Square Garden Entertainment Corp. *	1,129	66,509
Madison Square Garden Sports Corp. *	97	31,176
Marcus Corp. (The)	3,100	53,227
Sphere Entertainment Co. *	1,746	204,981
Starz Entertainment Corp. *@	278	3,197
Warner Music Group Corp., Class A	1,140	29,116
		896,049
Financial Services — 1.5%
Acacia Research Corp. *	1,995	9,596
Alerus Financial Corp.	1,341	31,795
Cantaloupe, Inc. *	930	10,053
Cass Information Systems, Inc.	1,499	65,986
Equitable Holdings, Inc.	4,600	170,706
Essent Group Ltd.	4,642	271,278
Euronet Worldwide, Inc. *	2,383	158,160
EVERTEC, Inc.	3,279	92,533
Federal Agricultural Mortgage Corp., Class C	923	136,927
Flywire Corp. *	6,929	80,654
International Money Express, Inc. *	1,977	31,237
Jack Henry & Associates, Inc.	2,212	349,585
Jackson Financial, Inc., Class A	1,992	210,594
loanDepot, Inc., Class A *@	5,389	7,652
Marqeta, Inc., Class A *	22,955	93,656
Merchants Bancorp @	2,861	122,766
MGIC Investment Corp.	11,104	291,480
NCR Atleos Corp. *	2,262	98,578
NMI Holdings, Inc. *	7,878	295,504
Onity Group, Inc. *	410	16,101
Paymentus Holdings, Inc., Class A *	2,415	61,341
Payoneer Global, Inc. *	18,183	87,824
Paysafe Ltd. *@	1,300	8,853
Paysign, Inc. *	1,810	10,679
PennyMac Financial Services, Inc.	1,706	149,104
Radian Group, Inc.	7,144	236,324
Remitly Global, Inc. *	8,611	134,934
Sezzle, Inc. *@	628	39,746
Shift4 Payments, Inc., Class A *@	2,548	111,424
Velocity Financial, Inc. *	540	9,769
Voya Financial, Inc.	9,648	659,151
Walker & Dunlop, Inc.	3,120	138,466
Waterstone Financial, Inc.	2,966	53,477
Western Union Co. (The) @	16,688	145,686
	SHARES	VALUE†
WEX, Inc. *	1,703	$260,627
		4,652,246
Food Products — 1.6%
Alico, Inc.	713	29,418
B&G Foods, Inc. @	3,893	18,725
Cal-Maine Foods, Inc.	3,959	313,355
Calavo Growers, Inc.	2,189	56,454
Campbell's Co. (The) @	10,241	228,067
Conagra Brands, Inc.	4,537	71,322
Darling Ingredients, Inc. *	13,438	831,140
Dole PLC	6,037	86,269
Fresh Del Monte Produce, Inc.	5,010	201,703
Freshpet, Inc. *	2,956	174,286
Hormel Foods Corp.	3,194	72,344
Ingredion, Inc.	3,754	422,926
J&J Snack Foods Corp.	1,747	138,485
J.M. Smucker Co. (The)	2,567	247,562
John B Sanfilippo & Son, Inc.	981	77,823
Lamb Weston Holdings, Inc.	1,821	76,955
Lifeway Foods, Inc. *	1,756	33,961
Limoneira Co.	2,072	27,806
Mama's Creations, Inc. *	1,932	29,637
Marzetti Co. (The)	2,908	402,264
Mission Produce, Inc. *	3,974	54,682
Pilgrim's Pride Corp.	5,624	212,362
Post Holdings, Inc. *	4,776	472,155
Seaboard Corp.	42	237,469
Seneca Foods Corp., Class A *	800	120,896
Tootsie Roll Industries, Inc. @	5,209	222,516
Utz Brands, Inc.	4,559	36,107
Vital Farms, Inc. *@	2,774	39,169
		4,935,858
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	2,106	266,135
MDU Resources Group, Inc.	11,285	233,825
National Fuel Gas Co.	4,000	375,840
New Jersey Resources Corp.	9,687	532,010
Northwest Natural Holding Co.	3,354	178,500
ONE Gas, Inc.	5,011	431,598
RGC Resources, Inc.	600	13,230
Southwest Gas Holdings, Inc.	4,019	349,251
Spire, Inc.	4,808	435,316
UGI Corp.	6,235	227,079
		3,042,784
Ground Transportation — 1.0%
ArcBest Corp.	2,227	219,048
Avis Budget Group, Inc. *@	279	40,692
Covenant Logistics Group, Inc.	1,720	46,698
Heartland Express, Inc.	5,239	54,485
Knight-Swift Transportation Holdings, Inc.	10,458	602,172
Landstar System, Inc.	2,867	459,609
Marten Transport Ltd.	7,902	103,753
PAMT Corp. *	2,517	21,269
RXO, Inc. *	1,530	22,369
Saia, Inc. *	1,087	381,841
Schneider National, Inc., Class B	1,500	39,540
U-Haul Holding Co. *@	1,058	50,551
U-Haul Holding Co.	9,522	425,348
Universal Logistics Holdings, Inc. @	2,139	45,218
Werner Enterprises, Inc.	6,118	179,930
XPO, Inc. *	1,925	374,509
		3,067,032

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Health Care Equipment & Supplies — 1.7%
ABIOMED, Inc. CVR *¶§	90	$—
Align Technology, Inc. *	881	151,030
AngioDynamics, Inc. *	2,110	23,991
Artivion, Inc. *	5,028	184,125
AtriCure, Inc. *	2,383	67,987
Avanos Medical, Inc. *	1,889	26,465
Axogen, Inc. *	2,643	87,563
Baxter International, Inc.	7,197	120,910
Bioventus, Inc., Class A *@	2,546	23,245
CONMED Corp.	2,255	79,737
Cooper Cos., Inc. (The) *	1,405	100,457
Dentsply Sirona, Inc.	11,614	134,722
Electromed, Inc. *	2,175	50,917
Enovis Corp. *	3,039	69,137
Envista Holdings Corp. *	4,699	119,214
Globus Medical, Inc., Class A *	8,354	719,781
Haemonetics Corp. *	5,164	291,043
ICU Medical, Inc. *	1,615	208,577
Inspire Medical Systems, Inc. *	661	34,094
Integer Holdings Corp. *	3,152	277,376
Integra LifeSciences Holdings Corp. *	6,371	60,015
iRadimed Corp.	704	67,767
Lantheus Holdings, Inc. *	3,768	285,803
LeMaitre Vascular, Inc.	1,935	211,244
LENSAR, Inc. *@	1,385	8,255
LivaNova PLC *	3,293	209,303
Masimo Corp. *	688	122,374
Merit Medical Systems, Inc. *	3,513	242,151
Neogen Corp. *	13,245	123,046
Novocure Ltd. *	6,600	71,940
Omnicell, Inc. *	4,593	153,314
Orthofix Medical, Inc. *	2,271	26,048
Penumbra, Inc. *	1,722	565,453
QuidelOrtho Corp. *	3,821	62,779
SI-BONE, Inc. *	2,193	27,698
Sight Sciences, Inc. *	2,351	8,863
STAAR Surgical Co. *	2,877	53,800
Tactile Systems Technology, Inc. *	1,239	32,375
Teleflex, Inc.	992	118,653
TransMedics Group, Inc. *	236	23,461
UFP Technologies, Inc. *	700	135,520
Utah Medical Products, Inc.	630	39,054
Varex Imaging Corp. *	2,330	24,721
		5,444,008
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc. *	2,558	59,832
Accendra Health, Inc. *	2,201	5,018
AdaptHealth Corp. *	5,765	68,603
Addus HomeCare Corp. *	1,872	175,313
AMN Healthcare Services, Inc. *	3,754	68,848
Astrana Health, Inc. *	2,990	73,315
Brookdale Senior Living, Inc. *	11,076	151,520
Castle Biosciences, Inc. *	1,302	31,964
Chemed Corp.	896	338,455
Clover Health Investments Corp. *@	7,614	13,401
Concentra Group Holdings Parent, Inc.	9,795	210,103
CorVel Corp. *	3,061	167,284
Cross Country Healthcare, Inc. *@	3,321	31,217
	SHARES	VALUE†
DaVita, Inc. *	8,508	$1,307,594
Encompass Health Corp.	6,968	674,015
Enhabit, Inc. *	1,956	27,560
Ensign Group, Inc. (The)	3,414	687,921
Fulgent Genetics, Inc. *	1,400	22,260
GeneDx Holdings Corp. *	1,268	81,431
HealthEquity, Inc. *	4,526	378,238
Henry Schein, Inc. *	7,338	540,811
Innovage Holding Corp. *	1,458	11,693
LifeStance Health Group, Inc. *	25,606	163,110
Molina Healthcare, Inc. *	429	57,186
National HealthCare Corp.	1,582	252,645
National Research Corp. @	2,987	50,719
NeoGenomics, Inc. *	7,469	55,420
Option Care Health, Inc. *	7,998	215,306
PACS Group, Inc. *	961	30,867
Pediatrix Medical Group, Inc. *	5,138	109,902
Pennant Group, Inc. (The) *	2,408	73,396
Privia Health Group, Inc. *	7,436	152,958
Progyny, Inc. *	4,967	84,340
RadNet, Inc. *	5,402	301,918
Select Medical Holdings Corp.	12,138	197,728
Sonida Senior Living, Inc. *	1,422	45,859
Strata Critical Medical, Inc. *@	2,725	11,390
Surgery Partners, Inc. *@	7,474	89,090
Talkspace, Inc. *	4,209	21,782
Tenet Healthcare Corp. *	9,110	1,719,148
U.S. Physical Therapy, Inc.	1,511	113,265
Universal Health Services, Inc., Class B	3,730	667,558
		9,539,983
Health Care Technology — 0.1%
Certara, Inc. *	8,189	46,677
Doximity, Inc., Class A *	2,443	56,922
HealthStream, Inc.	2,771	57,387
Schrodinger, Inc. *	3,936	44,713
Simulations Plus, Inc. *	1,298	15,342
Teladoc Health, Inc. *@	7,419	40,434
TruBridge, Inc. *@	1,636	23,951
Waystar Holding Corp. *	1,480	35,683
		321,109
Hotels, Restaurants & Leisure — 2.8%
Aramark	20,945	849,110
Biglari Holdings, Inc., Class A *	7	12,199
Biglari Holdings, Inc., Class B *	131	43,176
BJ's Restaurants, Inc. *	2,751	96,560
Bloomin' Brands, Inc.	2,756	14,882
Boyd Gaming Corp.	2,637	216,709
Brightstar Lottery PLC	969	12,345
Brinker International, Inc. *	4,610	658,170
Caesars Entertainment, Inc. *	5,163	136,458
Cheesecake Factory, Inc. (The)	5,035	275,666
Choice Hotels International, Inc. @	5,300	548,550
Churchill Downs, Inc.	6,075	545,717
Cracker Barrel Old Country Store, Inc.	2,324	65,328
Dave & Buster's Entertainment, Inc. *	1,638	17,740
Dine Brands Global, Inc.	500	13,120
Domino's Pizza, Inc.	558	200,205
Dutch Bros, Inc., Class A *	1,169	59,221
El Pollo Loco Holdings, Inc. *	2,723	37,741
First Watch Restaurant Group, Inc. *	2,347	24,597

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (Continued)
Global Business Travel Group I *@	19,679	$109,809
Hilton Grand Vacations, Inc. *	5,115	200,099
Hyatt Hotels Corp., Class A	811	116,614
Inspired Entertainment, Inc. *	1,305	9,305
Krispy Kreme, Inc.	9,314	31,574
Kura Sushi USA, Inc., Class A *	365	25,473
Life Time Group Holdings, Inc. *	390	10,507
Lindblad Expeditions Holdings, Inc. *	1,823	31,538
Marriott Vacations Worldwide Corp.	3,349	218,087
Monarch Casino & Resort, Inc.	1,490	142,444
Norwegian Cruise Line Holdings Ltd. *	9,121	170,563
Papa John's International, Inc. @	3,338	108,185
Planet Fitness, Inc., Class A *	8,887	661,015
Pursuit Attractions & Hospitality, Inc. *	1,499	54,908
Shake Shack, Inc., Class A *	2,266	200,473
Target Hospitality Corp. *	4,865	45,147
Texas Roadhouse, Inc.	5,745	948,729
Travel + Leisure Co.	3,181	220,093
United Parks & Resorts, Inc. *@	3,740	122,148
Vail Resorts, Inc. @	1,779	228,281
Wendy's Co. (The) @	22,109	153,658
Wingstop, Inc. @	1,117	173,101
Wyndham Hotels & Resorts, Inc.	5,481	445,222
Wynn Resorts Ltd.	5,043	512,117
		8,766,584
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	1,080	15,282
Beazer Homes USA, Inc. *	1,643	31,611
Cavco Industries, Inc. *	691	334,644
Century Communities, Inc.	3,367	193,198
Champion Homes, Inc. *	2,566	190,833
Dream Finders Homes, Inc., Class A *@	1,165	16,217
Ethan Allen Interiors, Inc.	2,598	57,831
Flexsteel Industries, Inc.	1,069	48,041
Green Brick Partners, Inc. *	4,024	259,347
Hamilton Beach Brands Holding Co., Class A	2,000	37,900
Helen of Troy Ltd. *	2,629	37,910
Hooker Furnishings Corp.	1,742	22,437
Hovnanian Enterprises, Inc., Class A *	113	12,533
Installed Building Products, Inc.	3,050	808,707
KB Home	7,849	406,186
La-Z-Boy, Inc.	4,321	138,877
Legacy Housing Corp. *	1,146	23,413
Leggett & Platt, Inc.	5,052	49,914
LGI Homes, Inc. *	1,019	40,281
M/I Homes, Inc. *	2,340	286,533
Meritage Homes Corp.	6,982	431,767
Mohawk Industries, Inc. *	3,847	378,776
Newell Brands, Inc.	24,379	83,620
Orleans Homebuilders, Inc. *@§	4,953	—
Somnigroup International, Inc.	16,837	1,244,591
Sonos, Inc. *	6,337	84,916
Taylor Morrison Home Corp. *	9,778	569,471
Toll Brothers, Inc.	10,507	1,433,890
TopBuild Corp. *	2,826	992,774
TRI Pointe Homes, Inc. *	7,213	337,063
Whirlpool Corp.	218	11,755
		8,580,318
Household Products — 0.2%
Central Garden & Pet Co. *	427	15,701
Central Garden & Pet Co., Class A *	5,031	163,105

	SHARES	VALUE†
Clorox Co. (The)	1,797	$186,223
Energizer Holdings, Inc.	2,355	38,669
Oil-Dri Corp. of America	611	39,770
Spectrum Brands Holdings, Inc.	1,189	87,630
WD-40 Co.	1,229	250,642
		781,740
Independent Power Producers & Energy Traders — 0.4%
AES Corp. (The)	14,453	203,643
Clearway Energy, Inc., Class A	3,716	145,556
Clearway Energy, Inc., Class C	8,971	352,470
Hallador Energy Co. *	3,193	51,982
Ormat Technologies, Inc.	5,451	610,076
		1,363,727
Insurance — 4.2%
American Coastal Insurance Corp.	1,640	18,450
American Financial Group, Inc.	3,696	472,016
Assurant, Inc.	4,101	893,239
Assured Guaranty Ltd.	4,657	379,452
Axis Capital Holdings Ltd.	4,830	489,810
Baldwin Insurance Group, Inc. (The) *@	3,130	68,672
Bowhead Specialty Holdings, Inc. *	1,110	24,897
Brighthouse Financial, Inc. *	3,688	220,838
Citizens, Inc. *@	6,126	30,814
CNO Financial Group, Inc.	8,455	347,162
Crawford & Co., Class A	3,214	32,044
Crawford & Co., Class B	3,345	33,918
Donegal Group, Inc., Class A	2,745	47,159
Employers Holdings, Inc.	2,665	109,638
Everest Group Ltd.	18	5,883
F&G Annuities & Life, Inc.	2,254	57,071
Fidelis Insurance Holdings Ltd.	5,980	114,278
Fidelity National Financial, Inc.	3,987	184,917
First American Financial Corp.	7,508	452,657
Genworth Financial, Inc. *	27,488	223,203
Globe Life, Inc.	3,866	538,031
Greenlight Capital Re Ltd., Class A *	1,599	27,647
Hamilton Insurance Group Ltd., Class B	3,624	108,104
Hanover Insurance Group, Inc. (The)	2,145	371,836
HCI Group, Inc.	741	114,566
Heritage Insurance Holdings, Inc. *	1,557	40,871
Hippo Holdings, Inc. *	1,311	34,165
Horace Mann Educators Corp.	4,392	187,451
Investors Title Co.	279	60,638
Kemper Corp.	5,843	178,562
Kinsale Capital Group, Inc.	808	276,061
Lincoln National Corp.	7,815	277,433
Mercury General Corp.	3,869	341,052
Octave Specialty Group, Inc. *	900	4,185
Old Republic International Corp.	20,327	811,047
Oscar Health, Inc., Class A *	7,429	85,211
Palomar Holdings, Inc. *	1,593	190,364
Primerica, Inc.	2,788	698,338
Reinsurance Group of America, Inc.	3,182	649,637
RenaissanceRe Holdings Ltd.	2,896	860,778
RLI Corp.	7,825	446,338
Root, Inc., Class A *@	289	12,765
Safety Insurance Group, Inc.	1,493	108,452
Selective Insurance Group, Inc.	5,516	415,851
SiriusPoint Ltd. *	7,656	164,910
Skyward Specialty Insurance Group, Inc. *	1,802	78,711
Stewart Information Services Corp.	2,578	158,753
Tiptree, Inc.	1,802	30,490
Trupanion, Inc. *	1,707	43,716
Unico American Corp. *§	1,700	—

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Insurance (Continued)
United Fire Group, Inc.	1,485	$55,034
Universal Insurance Holdings, Inc.	2,828	96,605
Unum Group	14,680	1,072,081
White Mountains Insurance Group Ltd.	170	373,483
		13,119,284
Interactive Media & Services — 0.2%
Bumble, Inc., Class A *	5,850	19,071
Cargurus, Inc. *	3,196	108,824
Cars.com, Inc. *	3,931	31,920
EverQuote, Inc., Class A *	1,321	20,370
fuboTV, Inc., Class A *@	494	4,673
Match Group, Inc.	6,820	209,442
MediaAlpha, Inc., Class A *	1,710	15,903
QuinStreet, Inc. *	4,281	51,415
Shutterstock, Inc.	1,210	20,098
TripAdvisor, Inc. *	6,601	70,366
Yelp, Inc. *	4,724	116,872
Ziff Davis, Inc. *	2,996	125,712
		794,666
IT Services — 0.4%
Amdocs Ltd.	5,319	347,118
ASGN, Inc. *	4,078	157,859
DXC Technology Co. *	5,330	66,998
EPAM Systems, Inc. *	1,045	141,493
Fastly, Inc., Class A *	8,533	247,969
Globant SA *	761	35,090
Hackett Group, Inc. (The)	3,495	45,470
Information Services Group, Inc.	2,180	8,371
Kyndryl Holdings, Inc. *	9,646	126,555
Okta, Inc. *	2,791	219,680
		1,396,603
Leisure Equipment & Products — 0.5%
Acushnet Holdings Corp.	541	50,573
Brunswick Corp.	3,312	240,981
Callaway Golf Co. *	10,732	148,960
Escalade, Inc.	1,950	33,481
Hasbro, Inc.	3,807	356,335
Johnson Outdoors, Inc., Class A	1,000	46,510
Latham Group, Inc. *	5,029	27,006
Malibu Boats, Inc., Class A *	2,116	54,847
Marine Products Corp. @	3,930	28,571
MasterCraft Boat Holdings, Inc. *	1,583	32,467
Mattel, Inc. *	16,916	245,789
Polaris, Inc.	2,964	161,538
Smith & Wesson Brands, Inc.	2,884	41,328
Sturm Ruger & Co., Inc.	662	26,540
YETI Holdings, Inc. *	4,371	159,935
		1,654,861
Life Sciences Tools & Services — 0.9%
10X Genomics, Inc., Class A *	6,764	143,600
Avantor, Inc. *	7,284	57,106
Azenta, Inc. *	2,443	51,621
Bio-Rad Laboratories, Inc., Class A *	457	127,389
Bio-Techne Corp.	3,837	200,522
BioLife Solutions, Inc. *	2,737	52,222
Bruker Corp.	5,636	203,572
	SHARES	VALUE†
Charles River Laboratories International, Inc. *	991	$170,947
CryoPort, Inc. *	1,913	15,840
Cytek Biosciences, Inc. *@	5,445	23,795
ICON PLC *	104	11,509
Maravai LifeSciences Holdings, Inc., Class A *	6,182	17,495
Medpace Holdings, Inc. *	2,141	1,028,087
Mesa Laboratories, Inc.	175	15,473
OmniAb, Inc. *	8,462	13,285
OmniAb, Inc. *§	654	—
OmniAb, Inc. *§	654	—
Personalis, Inc. *@	2,323	14,797
Quanterix Corp. *	1,800	6,336
Repligen Corp. *	2,618	308,453
Revvity, Inc.	2,747	240,665
		2,702,714
Machinery — 5.6%
Aebi Schmidt Holding AG	4,070	39,520
AGCO Corp.	4,840	560,811
Alamo Group, Inc.	1,213	200,109
Albany International Corp., Class A	2,901	151,461
Allison Transmission Holdings, Inc.	6,647	778,098
Astec Industries, Inc.	1,354	72,899
CECO Environmental Corp. *	4,211	250,891
CNH Industrial NV	11,489	126,379
Columbus McKinnon Corp.	2,642	38,388
Crane Co.	3,089	528,219
Donaldson Co., Inc.	8,206	696,443
Douglas Dynamics, Inc.	2,507	105,520
Eastern Co. (The)	776	15,706
Enerpac Tool Group Corp.	4,909	179,031
Enpro, Inc.	1,812	454,178
Esab Corp.	418	40,404
ESCO Technologies, Inc.	2,200	619,014
Federal Signal Corp.	5,267	569,573
Flowserve Corp.	2,564	188,480
Franklin Electric Co., Inc.	4,975	458,546
Gorman-Rupp Co. (The)	2,754	171,106
Graco, Inc.	4,511	381,856
Greenbrier Cos., Inc. (The)	2,663	140,207
Helios Technologies, Inc.	2,930	189,600
Hurco Cos., Inc. *	1,000	14,710
Hyster-Yale, Inc.	165	5,364
IDEX Corp.	100	18,955
ITT, Inc.	5,131	977,609
Kadant, Inc.	1,029	300,828
Kennametal, Inc.	3,360	121,397
L.B. Foster Co., Class A *	1,565	43,664
Lincoln Electric Holdings, Inc.	3,365	838,154
Lindsay Corp.	1,109	132,049
Manitowoc Co., Inc. (The) *	3,607	42,022
Middleby Corp. (The) *	2,710	359,292
Miller Industries, Inc.	1,261	57,439
Mueller Industries, Inc.	9,528	1,055,702
Mueller Water Products, Inc., Class A	15,406	423,511
Nordson Corp.	494	131,434
Omega Flex, Inc.	590	18,314
Oshkosh Corp.	4,130	607,977
Park-Ohio Holdings Corp.	2,182	52,455

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Machinery (Continued)
Pentair PLC	11,013	$959,342
Perma-Pipe International Holdings, Inc. *	1,900	56,639
RBC Bearings, Inc. *	336	182,488
Snap-on, Inc.	631	229,192
SPX Technologies, Inc. *	4,109	821,554
Standex International Corp.	1,107	282,130
Stanley Black & Decker, Inc.	2,815	200,034
Tennant Co.	1,721	114,274
Terex Corp.	6,303	372,507
Timken Co. (The)	6,902	694,134
Titan International, Inc. *	4,338	29,976
Toro Co. (The)	3,825	357,408
Trinity Industries, Inc.	4,908	157,940
Wabash National Corp.	2,121	18,283
Watts Water Technologies, Inc., Class A	2,360	685,084
Worthington Enterprises, Inc.	4,458	232,440
		17,550,740
Marine Transportation — 0.4%
Costamare Bulkers Holdings Ltd. *	1,145	17,713
Costamare, Inc.	5,728	96,803
Kirby Corp. *	4,368	580,420
Matson, Inc.	2,963	485,754
		1,180,690
Media — 1.1%
Boston Omaha Corp., Class A *	900	10,512
Cable One, Inc. *	179	16,327
DoubleVerify Holdings, Inc. *	9,879	93,850
Entravision Communications Corp., Class A	3,329	9,887
EW Scripps Co. (The), Class A *	7,073	26,311
Gray Media, Inc.	8,433	36,599
John Wiley & Sons, Inc., Class A	2,491	94,907
Liberty Broadband Corp., Class A *	824	41,381
Liberty Broadband Corp., Class C *	2,320	116,696
Magnite, Inc. *	9,743	115,747
New York Times Co. (The), Class A	17,457	1,461,675
News Corp., Class A	19,977	498,027
News Corp., Class B	7,188	204,930
Nexstar Media Group, Inc.	2,102	380,105
Paramount Skydance Corp., Class B	2,612	23,560
PubMatic, Inc., Class A *	1,357	11,100
Saga Communications, Inc., Class A	664	7,769
Scholastic Corp. @	1,911	74,644
Sinclair, Inc.	2,014	26,061
Stagwell, Inc. *@	8,346	52,496
USA TODAY Co., Inc. *	5,955	41,983
		3,344,567
Metals & Mining — 1.8%
Alcoa Corp.	10,907	723,461
Alpha Metallurgical Resources, Inc. *	796	163,395
American Battery Technology Co. *	3,839	10,711
Caledonia Mining Corp. PLC	722	16,310
Century Aluminum Co. *	8,912	523,045
Cleveland-Cliffs, Inc. *	10,926	92,325
Coeur Mining, Inc. *	16,461	308,973
Commercial Metals Co.	12,402	761,855
Compass Minerals International, Inc. *	2,502	58,422
Fortitude Gold Corp.	4,671	23,168
Friedman Industries, Inc.	700	12,404
Hecla Mining Co.	30,869	575,089
Kaiser Aluminum Corp.	1,901	229,090
Materion Corp.	1,832	264,999
	SHARES	VALUE†
McEwen, Inc. *	3,801	$77,616
Metallus, Inc. *	3,673	60,017
MP Materials Corp. *@	4,905	236,715
Nexa Resources SA	2,283	24,177
Ramaco Resources, Inc., Class A *	4,076	63,015
Royal Gold, Inc.	4,068	1,035,265
Ryerson Holding Corp.	6,667	149,874
SunCoke Energy, Inc.	5,320	34,633
Warrior Met Coal, Inc.	738	68,745
Worthington Steel, Inc.	3,189	96,786
		5,610,090
Multi-Utilities — 0.3%
Avista Corp.	6,896	276,806
Black Hills Corp.	6,023	418,056
Northwestern Energy Group, Inc.	4,148	273,519
Unitil Corp.	1,923	100,458
		1,068,839
Oil, Gas & Consumable Fuels — 3.1%
Amplify Energy Corp. *	1,867	11,650
Antero Midstream Corp.	32,353	737,648
Antero Resources Corp. *	7,435	315,541
APA Corp.	6,487	275,308
Ardmore Shipping Corp.	1,612	24,583
BKV Corp. *	4,270	121,780
California Resources Corp.	1,759	121,758
Centrus Energy Corp., Class A *@	1,074	186,436
Chord Energy Corp.	244	34,692
Clean Energy Fuels Corp. *	8,095	20,076
CNX Resources Corp. *	16,780	646,869
Comstock Resources, Inc. *@	8,676	182,890
Core Natural Resources, Inc.	1,743	182,544
Crescent Energy Co., Class A	8,076	109,026
CVR Energy, Inc. *	5,284	177,807
DHT Holdings, Inc.	11,638	212,626
Dorian LPG Ltd.	3,332	113,954
DT Midstream, Inc.	2,684	361,454
Evolution Petroleum Corp. @	5,356	24,531
Excelerate Energy, Inc., Class A	460	15,373
Granite Ridge Resources, Inc.	7,696	45,176
Green Plains, Inc. *	4,293	70,620
Gulfport Energy Corp. *	944	199,722
HF Sinclair Corp.	8,792	548,533
International Seaways, Inc.	4,383	319,433
Kinetik Holdings, Inc.	968	46,861
Kosmos Energy Ltd. *	21,577	59,984
Magnolia Oil & Gas Corp., Class A	7,613	240,342
Matador Resources Co.	10,827	684,050
Murphy Oil Corp.	7,046	290,648
NACCO Industries, Inc., Class A	533	27,700
Nordic American Tankers Ltd. @	11,882	69,629
Northern Oil and Gas, Inc.	4,302	125,747
Ovintiv, Inc.	4,259	252,814
Par Pacific Holdings, Inc. *	2,616	163,866
PBF Energy, Inc., Class A	6,542	311,530
Peabody Energy Corp.	5,502	181,291
Permian Resources Corp., Class A	20,532	437,742
PrimeEnergy Resources Corp. *	123	28,641
Range Resources Corp.	10,825	489,074
REX American Resources Corp. *	3,102	141,358
Riley Exploration Permian, Inc.	1,228	44,761
SandRidge Energy, Inc.	2,175	35,474
Scorpio Tankers, Inc.	3,061	228,534
SFL Corp. Ltd.	7,801	84,173
SM Energy Co.	4,988	155,526

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (Continued)
Talos Energy, Inc. *	10,615	$167,292
Teekay Corp. Ltd.	5,222	63,761
Teekay Tankers Ltd., Class A	1,880	137,842
Vaalco Energy, Inc.	4,333	27,471
Vitesse Energy, Inc. @	2,544	46,199
World Kinect Corp.	3,183	73,432
		9,675,772
Paper & Forest Products — 0.2%
Clearwater Paper Corp. *	1,838	26,430
Louisiana-Pacific Corp.	6,194	450,614
Mercer International, Inc. @	7,857	11,157
Resolute Forest Products, Inc. CVR *¶§	7,629	—
Sylvamo Corp.	2,483	104,882
		593,083
Passenger Airlines — 0.2%
Aduro Biotech, Inc. CVR *¶§	237	—
Alaska Air Group, Inc. *	3,915	143,994
Allegiant Travel Co. *	441	35,739
American Airlines Group, Inc. *	12,202	131,049
SkyWest, Inc. *	3,627	333,067
		643,849
Personal Products — 0.3%
BellRing Brands, Inc. *	7,482	120,385
Coty, Inc., Class A *	16,435	33,034
Edgewell Personal Care Co.	1,025	21,874
elf Beauty, Inc. *	4,063	246,258
Herbalife Ltd. *	4,709	69,317
Honest Co., Inc. (The) *	3,674	10,802
Interparfums, Inc.	2,826	256,714
Medifast, Inc. *@	1,290	13,145
Nature's Sunshine Products, Inc. *	1,700	40,783
Nu Skin Enterprises, Inc., Class A	1,892	13,774
USANA Health Sciences, Inc. *	2,205	38,521
		864,607
Pharmaceuticals — 1.1%
Aclaris Therapeutics, Inc. *	3,657	13,714
Amphastar Pharmaceuticals, Inc. *	5,315	104,121
Amylyx Pharmaceuticals, Inc. *	2,673	37,155
ANI Pharmaceuticals, Inc. *	1,669	128,346
Arvinas, Inc. *	2,564	27,178
Atea Pharmaceuticals, Inc. *	3,390	18,238
BioAge Labs, Inc. *	1,230	21,513
Collegium Pharmaceutical, Inc. *	2,590	85,651
Corcept Therapeutics, Inc. *	7,842	316,111
Edgewise Therapeutics, Inc. *	3,194	100,611
Elanco Animal Health, Inc. *	13,501	323,079
Enliven Therapeutics, Inc. *	2,723	106,741
Fulcrum Therapeutics, Inc. *	3,048	23,378
Harmony Biosciences Holdings, Inc. *	3,662	102,573
Harrow, Inc. *	627	22,108
Innoviva, Inc. *	5,963	138,938
Jazz Pharmaceuticals PLC *	2,825	534,066
LENZ Therapeutics, Inc. *@	446	4,081
Ligand Pharmaceuticals, Inc. *	1,727	344,795
Ocular Therapeutix, Inc. *	11,226	95,084
Omeros Corp. *	962	10,159
Organon & Co.	1,332	7,979
	SHARES	VALUE†
Pacira BioSciences, Inc. *	2,431	$54,941
Perrigo Co. PLC	8,947	96,091
Phibro Animal Health Corp., Class A	922	50,996
Prestige Consumer Healthcare, Inc. *	5,152	305,359
Rapport Therapeutics, Inc. *	1,648	51,566
SIGA Technologies, Inc.	5,422	29,008
Supernus Pharmaceuticals, Inc. *	5,158	266,617
Theravance Biopharma, Inc. *@	1,706	27,688
Viatris, Inc.	10,266	138,694
Zevra Therapeutics, Inc. *@	2,122	19,777
		3,606,356
Professional Services — 1.7%
Amentum Holdings, Inc. *	16	417
Barrett Business Services, Inc.	3,196	93,259
Booz Allen Hamilton Holding Corp.	1,027	80,137
CACI International, Inc., Class A *	1,409	766,313
Concentrix Corp.	1,636	44,761
CRA International, Inc.	567	91,786
ExlService Holdings, Inc. *	13,901	423,286
Exponent, Inc.	4,607	300,607
Franklin Covey Co. *@	1,628	25,706
FTI Consulting, Inc. *	3,603	636,902
Genpact Ltd.	9,689	360,915
Huron Consulting Group, Inc. *	1,957	249,498
ICF International, Inc.	2,012	131,364
Insperity, Inc.	3,407	92,125
KBR, Inc.	12,616	465,026
Kforce, Inc.	1,735	50,731
Korn Ferry	4,964	312,484
Mastech Digital, Inc. *	2,122	12,074
Maximus, Inc.	2,874	184,224
Parsons Corp. *	1,549	83,909
Paycom Software, Inc.	332	40,351
Paylocity Holding Corp. *	2,396	258,864
RCM Technologies, Inc. *	1,296	24,806
Robert Half, Inc.	4,511	114,579
Science Applications International Corp.	2,559	242,900
TIC Solutions, Inc. *@	7,383	48,580
TriNet Group, Inc.	3,424	124,736
TrueBlue, Inc. *	3,431	13,415
Verra Mobility Corp. *	10,023	143,229
		5,416,984
Real Estate Management & Development — 0.8%
Compass, Inc., Class A *	7,090	51,828
Cushman & Wakefield Ltd. *	15,008	183,998
Douglas Elliman, Inc. *	8,113	13,305
eXp World Holdings, Inc.	7,721	46,249
Forestar Group, Inc. *	3,530	86,273
FRP Holdings, Inc. *	400	8,752
Howard Hughes Holdings, Inc. *	1,369	86,603
Jones Lang LaSalle, Inc. *	3,879	1,180,457
Kennedy-Wilson Holdings, Inc.	7,231	78,239
Marcus & Millichap, Inc.	2,459	65,385
Maui Land & Pineapple Co., Inc. *	293	4,509
Newmark Group, Inc., Class A	11,400	170,886
Seaport Entertainment Group, Inc. *@	344	7,389
St. Joe Co. (The)	3,300	207,240
Stratus Properties, Inc. *@	313	9,553
Tejon Ranch Co. *@	2,249	42,371

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Real Estate Management & Development (Continued)
Zillow Group, Inc., Class C *	3,388	$140,196
		2,383,233
Semiconductors & Semiconductor Equipment — 2.9%
ACM Research, Inc., Class A *	3,338	131,350
Allegro MicroSystems, Inc. *	1,272	40,106
Alpha & Omega Semiconductor Ltd. *	2,886	63,954
Ambarella, Inc. *	2,233	114,944
Amkor Technology, Inc.	24,529	1,104,541
Amtech Systems, Inc. *	2,822	32,961
Axcelis Technologies, Inc. *	3,412	317,589
CEVA, Inc. *	3,095	57,814
Cirrus Logic, Inc. *	3,204	463,362
Cohu, Inc. *	3,788	115,988
Diodes, Inc. *	4,900	334,474
Enphase Energy, Inc. *	2,985	112,863
FormFactor, Inc. *	8,126	788,141
GSI Technology, Inc. *	1,572	8,080
Ichor Holdings Ltd. *	2,113	98,487
Kulicke & Soffa Industries, Inc.	5,924	389,325
Lattice Semiconductor Corp. *	5,018	465,470
MACOM Technology Solutions Holdings, Inc. *	2,196	487,666
MaxLinear, Inc. *	4,869	84,672
MKS, Inc.	150	34,471
NVE Corp.	256	16,768
Onto Innovation, Inc. *	4,274	876,469
PDF Solutions, Inc. *	4,938	161,522
Penguin Solutions, Inc. *	2,116	37,242
Photronics, Inc. *	7,008	283,193
Power Integrations, Inc. @	6,164	315,597
Qorvo, Inc. *	2,760	213,624
Rambus, Inc. *	9,260	796,638
Silicon Laboratories, Inc. *	378	78,681
Skyworks Solutions, Inc.	2,640	141,372
Synaptics, Inc. *	4,162	291,506
Teradyne, Inc.	267	79,155
Ultra Clean Holdings, Inc. *	4,298	267,250
Universal Display Corp.	2,218	203,302
Veeco Instruments, Inc. *	3,448	116,749
		9,125,326
Software — 2.2%
A10 Networks, Inc.	4,234	97,890
ACI Worldwide, Inc. *	8,881	364,210
Adeia, Inc.	7,577	182,075
Agilysys, Inc. *	1,168	83,091
Alarm.com Holdings, Inc. *	3,211	138,683
Amplitude, Inc., Class A *	1,485	10,128
Appfolio, Inc., Class A *	236	37,246
AvePoint, Inc. *	11,831	112,513
Bentley Systems, Inc., Class B	4,082	143,360
Bill Holdings, Inc. *	2,276	87,171
Blackbaud, Inc. *	5,719	220,811
BlackLine, Inc. *	2,345	86,765
Box, Inc., Class A *	6,867	162,336
Braze, Inc., Class A *	3,620	85,468
CCC Intelligent Solutions Holdings, Inc. *	32,598	195,588
Cleanspark, Inc. *@	17,765	151,180
Commvault Systems, Inc. *	2,675	208,356
Consensus Cloud Solutions, Inc. *	1,449	34,399
CS Disco, Inc. *	2,700	10,314
Daily Journal Corp. *	79	38,105
Digital Turbine, Inc. *	3,600	10,368
	SHARES	VALUE†
DocuSign, Inc. *	5,112	$242,360
Dolby Laboratories, Inc., Class A	2,819	169,309
Dropbox, Inc., Class A *	14,286	324,578
Dynatrace, Inc. *	7,032	260,043
eGain Corp. *@	4,304	33,959
Five9, Inc. *	2,480	37,622
Freshworks, Inc., Class A *	12,145	97,524
Gen Digital, Inc.	15,392	289,831
I3 Verticals, Inc., Class A *@	1,470	32,869
Intapp, Inc. *	786	20,192
InterDigital, Inc. @	2,792	843,184
JFrog Ltd. *	479	22,479
LiveRamp Holdings, Inc. *	7,539	199,934
Manhattan Associates, Inc. *	933	124,201
Mitek Systems, Inc. *	2,032	27,432
N-able, Inc. *	4,901	22,888
NCR Voyix Corp. *@	7,378	46,703
Nutanix, Inc., Class A *	4,180	158,882
OneSpan, Inc.	2,012	21,186
Ooma, Inc. *	1,297	18,871
Pegasystems, Inc.	3,211	136,660
Porch Group, Inc. *	2,556	18,327
Progress Software Corp. *	4,129	105,909
Q2 Holdings, Inc. *	3,318	156,941
Qualys, Inc. *	3,876	340,507
Red Violet, Inc. *	398	13,771
RingCentral, Inc., Class A	2,942	109,413
SentinelOne, Inc., Class A *	5,750	74,060
Sprinklr, Inc., Class A *	5,759	34,554
Telos Corp. *	2,908	12,185
Tenable Holdings, Inc. *	4,998	84,541
Teradata Corp. *	2,927	75,019
UiPath, Inc., Class A *@	10,245	113,719
Unity Software, Inc. *	2,579	56,583
Varonis Systems, Inc. *	1,805	38,753
Vertex, Inc., Class A *	1,558	18,525
Xperi, Inc. *	1,897	10,623
Yext, Inc. *	4,488	17,234
		6,871,428
Specialty Retail — 2.8%
1-800-Flowers.com, Inc., Class A *@	3,880	11,795
Abercrombie & Fitch Co., Class A *	3,727	340,536
Academy Sports & Outdoors, Inc.	3,337	188,374
Advance Auto Parts, Inc. @	1,417	74,747
America's Car-Mart, Inc. *@	822	10,464
American Eagle Outfitters, Inc.	10,882	181,729
Arhaus, Inc. @	1,177	7,980
Arko Corp.	4,200	23,352
Asbury Automotive Group, Inc. *	2,143	418,764
AutoNation, Inc. *	4,060	792,756
Bath & Body Works, Inc.	5,771	107,745
Boot Barn Holdings, Inc. *	2,603	380,975
Buckle, Inc. (The)	5,018	252,706
Build-A-Bear Workshop, Inc. @	1,640	61,418
Burlington Stores, Inc. *	174	56,616
Caleres, Inc.	3,874	40,832
Camping World Holdings, Inc., Class A	976	6,666
CarMax, Inc. *	4,370	181,705
Citi Trends, Inc. *	818	35,436
Five Below, Inc. *	5,505	1,257,782
Floor & Decor Holdings, Inc., Class A *	4,489	228,041
GameStop Corp., Class A *	752	17,326
Gap, Inc. (The)	6,158	149,024
Genesco, Inc. *	1,490	43,195

The accompanying notes are an integral part of these portfolio of investments.

SA U.S. Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialty Retail (Continued)
Group 1 Automotive, Inc.	1,103	$364,685
Haverty Furniture Cos., Inc.	1,983	42,000
Lands' End, Inc. *	1,405	15,792
Lithia Motors, Inc.	1,581	394,807
MarineMax, Inc. *	2,209	59,775
Monro, Inc.	3,090	49,564
Murphy USA, Inc.	1,712	845,677
National Vision Holdings, Inc. *	5,547	143,667
Penske Automotive Group, Inc.	1,742	260,464
Petco Health & Wellness Co., Inc. *	12,117	33,685
Revolve Group, Inc. *	1,546	34,955
RH *	318	44,463
Sally Beauty Holdings, Inc. *	5,784	80,108
Shoe Carnival, Inc.	3,062	47,737
Signet Jewelers Ltd.	4,741	401,278
Sleep Number Corp. *@	3,221	5,782
Sonic Automotive, Inc., Class A	1,991	136,523
Stitch Fix, Inc., Class A *	2,412	7,984
Upbound Group, Inc.	6,271	113,192
Urban Outfitters, Inc. *	2,086	132,148
Valvoline, Inc. *	6,915	232,897
Victoria's Secret & Co. *	2,940	136,298
Warby Parker, Inc., Class A *	5,607	118,139
Wayfair, Inc., Class A *	665	50,015
Winmark Corp.	455	194,535
Zumiez, Inc. *	2,406	53,317
		8,869,451
Textiles, Apparel & Luxury Goods — 1.2%
Birkenstock Holding PLC *@	260	9,316
Capri Holdings Ltd. *	5,196	91,553
Carter's, Inc.	2,563	91,653
Columbia Sportswear Co.	3,476	190,520
Figs, Inc., Class A *	8,577	126,682
G-III Apparel Group Ltd.	5,008	138,722
Kontoor Brands, Inc.	2,384	167,571
Lakeland Industries, Inc. @	1,669	13,669
Movado Group, Inc.	2,220	54,212
Oxford Industries, Inc.	1,665	64,119
PVH Corp.	3,071	214,233
Ralph Lauren Corp.	2,279	783,953
Rocky Brands, Inc.	1,000	38,720
Steven Madden Ltd.	6,355	215,562
Superior Group of Cos., Inc.	2,200	22,352
Tapestry, Inc.	10,048	1,417,873
Under Armour, Inc., Class A *@	13,534	79,986
Under Armour, Inc., Class C *	11,329	65,595
Unifi, Inc. *	2,394	8,547
VF Corp.	1,731	29,410
Wolverine World Wide, Inc.	3,821	62,359
		3,886,607
Tobacco — 0.1%
Turning Point Brands, Inc.	1,280	111,091
Universal Corp.	2,612	137,653
		248,744
Trading Companies & Distributors — 1.4%
Air Lease Corp.	648	42,081
Applied Industrial Technologies, Inc.	2,291	607,848
	SHARES	VALUE†
Boise Cascade Co.	3,680	$279,128
Core & Main, Inc., Class A *	2,709	133,825
Distribution Solutions Group, Inc. *	224	5,878
DNOW, Inc. *	10,313	122,828
DXP Enterprises, Inc. *	1,824	254,867
GATX Corp.	3,309	564,979
Global Industrial Co.	3,303	104,110
Herc Holdings, Inc.	1,323	131,705
MSC Industrial Direct Co., Inc., Class A	936	86,365
NPK International, Inc. *	5,904	85,549
Rush Enterprises, Inc., Class A	6,868	454,043
SiteOne Landscape Supply, Inc. *	413	54,974
Titan Machinery, Inc. *	2,515	42,051
WESCO International, Inc.	4,569	1,250,170
Willis Lease Finance Corp.	605	103,007
		4,323,408
Water Utilities — 0.4%
American States Water Co.	4,082	308,681
Artesian Resources Corp., Class A	1,177	37,487
California Water Service Group	6,097	276,438
Consolidated Water Co. Ltd.	1,751	57,993
Essential Utilities, Inc.	8,329	335,409
H2O America	2,989	175,365
Middlesex Water Co.	2,133	111,023
Pure Cycle Corp. *	1,000	10,060
York Water Co. (The)	1,803	54,901
		1,367,357
Wireless Telecommunication Services — 0.0%
Array Digital Infrastructure, Inc.	1,551	71,563
Gogo, Inc. *	2,738	11,007
Spok Holdings, Inc.	2,839	30,945
		113,515
TOTAL COMMON STOCKS
(Identified Cost $141,995,092)		313,506,274
RIGHTS AND WARRANTS — 0.0%
Computers & Peripherals — 0.0%
Xerox Holdings Corp. *	2,515	228
Specialty Retail — 0.0%
GameStop Corp. *	75	289
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		517
SHORT-TERM INVESTMENTS — 0.7%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.350%	848,511	848,511
Collateral For Securities On Loan — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	1,309,954	1,309,954
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $2,158,465)		2,158,465
Total Investments — 100.4%
(Identified Cost $144,153,557)		315,665,256
Liabilities in excess of Cash and Other Assets — (0.4%)		(1,136,411)
Net Assets — 100.0%		$314,528,845

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $7,729,274.
¶	Contingent value rights based on future performance.
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

CVR — Contingent Value Rights

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 98.1%
Australia — 6.1%
ANZ Group Holdings Ltd.	150,141	$3,726,125
Aurizon Holdings Ltd.	187,962	514,847
Bendigo & Adelaide Bank Ltd.	20,521	140,027
BlueScope Steel Ltd.	103,358	1,834,141
Challenger Ltd.	54,241	309,867
Dyno Nobel Ltd.	195,063	419,901
Endeavour Group Ltd. @	60,152	135,296
Fortescue Ltd. @	90,885	1,273,561
Harvey Norman Holdings Ltd. @	136,089	462,901
National Australia Bank Ltd. @	149,199	4,265,829
Northern Star Resources Ltd.	29,320	411,869
Orica Ltd.	50,333	696,629
Origin Energy Ltd.	168,307	1,437,608
Perseus Mining Ltd.	69,066	245,408
QBE Insurance Group Ltd.	127,828	1,872,379
Rio Tinto Ltd. @	23,574	2,625,640
Sandfire Resources Ltd. *	13,466	148,933
Santos Ltd.	512,778	2,816,179
Sonic Healthcare Ltd.	54,564	769,870
South32 Ltd.	593,528	1,748,585
Suncorp Group Ltd.	130,499	1,454,111
TPG Telecom Ltd.	43,138	119,648
Westpac Banking Corp. @	209,812	5,713,670
Whitehaven Coal Ltd.	99,731	636,487
Woodside Energy Group Ltd. @	134,304	3,247,841
Worley Ltd.	30,039	232,332
Yancoal Australia Ltd. @	73,145	418,367
		37,678,051
Austria — 0.1%
Erste Group Bank AG	1,782	190,525
OMV AG	8,855	646,855
		837,380
Belgium — 0.7%
Ageas SA	21,755	1,585,425
Anheuser-Busch InBev SA	22,678	1,565,403
KBC Group NV	10,904	1,317,054
		4,467,882
Canada — 10.7%
AltaGas Ltd. @	24,518	850,401
ARC Resources Ltd. @	33,370	694,459
Bank of Montreal	50,160	6,788,654
Bank of Montreal	1,424	192,876
Bank of Nova Scotia (The) @	59,376	4,115,351
Bank of Nova Scotia (The)	18,436	1,278,500
Canadian Imperial Bank of Commerce	56,832	5,386,191
Canadian Pacific Kansas City Ltd.	6,998	550,463
Canadian Tire Corp. Ltd., Class A @	240	32,276
Cenovus Energy, Inc.	144,903	3,844,277
Empire Co. Ltd., Class A	2,283	81,778
Fairfax Financial Holdings Ltd.	2,277	3,879,821
First Quantum Minerals Ltd. *	25,434	608,105
iA Financial Corp., Inc.	14,160	1,571,433
Kinross Gold Corp.	90,884	2,778,590
Kinross Gold Corp.	1	31
Lundin Mining Corp.	100,467	2,505,356
Magna International, Inc.	32,969	1,840,000
Manulife Financial Corp.	39,458	1,358,933
Nutrien Ltd.	66,297	5,002,772
Pan American Silver Corp.	5,995	327,507
Pembina Pipeline Corp. @	23,600	1,056,336
Rogers Communications, Inc., Class B	5,733	220,434
Suncor Energy, Inc. ¥	67,770	4,482,437
	SHARES	VALUE†
Suncor Energy, Inc.	39,329	$2,600,040
Teck Resources Ltd., Class B	38,826	2,009,245
Toronto-Dominion Bank (The) @	11,768	1,099,057
Toronto-Dominion Bank (The) @	82,217	7,671,668
Tourmaline Oil Corp. @	53,003	2,536,798
Whitecap Resources, Inc. @	38,010	428,982
		65,792,771
China — 0.0%
Budweiser Brewing Co. APAC Ltd. @±	150,900	138,560
Denmark — 2.0%
AP Moller - Maersk AS, Class A	191	464,708
AP Moller - Maersk AS, Class B	194	481,759
Carlsberg AS, Class B	12,201	1,515,783
Danske Bank AS	41,578	2,008,416
DSV AS	16,777	3,972,899
Genmab AS *	2,066	547,401
Novonesis Novozymes B, Class B	33,128	1,959,949
Rockwool AS, Class B	4,849	132,093
Tryg AS	15,313	364,990
Vestas Wind Systems AS	23,446	689,578
		12,137,576
Finland — 0.7%
Nokia OYJ	18,157	142,626
Nokia OYJ, ADR	420,833	3,383,497
Nordea Bank Abp @	28,127	477,093
		4,003,216
France — 10.8%
Alstom SA *	7,667	214,990
Amundi SA ±	5,568	472,064
AXA SA	4,696	212,990
BNP Paribas SA	57,117	5,346,854
Bouygues SA	42,399	2,421,431
Capgemini SE	4,509	523,779
Carrefour SA	27,160	499,304
Cie de Saint-Gobain SA	62,218	5,038,343
Cie Generale des Etablissements Michelin SCA	119,912	4,045,743
Credit Agricole SA	53,157	978,764
Eiffage SA	11,127	1,686,739
Engie SA	239,962	7,685,649
Kering SA	416	123,382
Orange SA	322,578	6,590,156
Pernod Ricard SA	1,006	74,674
Publicis Groupe SA	10,803	884,554
Renault SA @	3,817	128,033
Rexel SA	14,200	546,227
Sanofi SA	38,342	3,665,953
Societe Generale SA	82,075	5,858,949
TotalEnergies SE	206,199	19,283,698
Vinci SA	1,446	214,519
		66,496,795
Germany — 7.3%
Aumovio SE *	2,479	95,760
BASF SE	100,217	6,069,798
Bayer AG	95,229	4,335,125
Bayerische Motoren Werke AG	25,958	2,340,278
Commerzbank AG	88,483	3,148,989
Continental AG	8,730	601,398
Daimler Truck Holding AG	81,396	3,901,563
Deutsche Bank AG	94,182	2,734,026
Deutsche Bank AG	9,076	270,283
Deutsche Post AG	54,353	2,811,371
Deutsche Telekom AG	33,494	1,236,914
E.ON SE	152,793	3,348,447

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Germany (Continued)
Fresenius Medical Care AG	14,083	$627,836
Fresenius SE & Co. KGaA	34,117	1,747,721
Hapag-Lloyd AG ±	1,127	157,229
Heidelberg Materials AG	21,305	4,391,938
Henkel AG & Co. KGaA	6,345	453,233
Mercedes-Benz Group AG	65,981	3,995,479
Merck KGaA	3,520	437,781
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	553	344,777
RWE AG	22,298	1,486,595
Volkswagen AG	4,164	425,706
		44,962,247
Hong Kong — 1.5%
BOC Hong Kong Holdings Ltd.	302,500	1,651,150
Cathay Pacific Airways Ltd. @	230,363	329,627
CK Asset Holdings Ltd.	82,569	468,171
CK Hutchison Holdings Ltd.	204,124	1,551,522
CK Infrastructure Holdings Ltd.	9,000	71,794
Henderson Land Development Co. Ltd. @	88,684	327,085
HKT Trust & HKT Ltd.	56,000	87,272
Hong Kong & China Gas Co. Ltd.	383,000	346,797
MTR Corp. Ltd. @	74,669	304,534
Sun Hung Kai Properties Ltd.	81,177	1,337,559
Swire Pacific Ltd., Class A	53,500	582,338
Swire Pacific Ltd., Class B	120,000	195,888
WH Group Ltd. ±	1,427,959	1,868,446
		9,122,183
Ireland — 0.3%
AIB Group PLC	73,001	760,670
Bank of Ireland Group PLC	65,003	1,159,689
		1,920,359
Israel — 1.0%
Bank Hapoalim BM	62,229	1,451,080
Bank Leumi Le-Israel BM	106,093	2,354,810
Clal Insurance Enterprises Holdings Ltd.	2,481	175,168
Delek Group Ltd.	1,842	620,503
Israel Discount Bank Ltd., Class A	131,550	1,317,043
		5,918,604
Italy — 1.9%
Banco BPM SpA @	78,217	1,072,229
Eni SpA	212,093	6,091,921
Telecom Italia SpA *	282,957	195,972
UniCredit SpA	51,856	3,647,813
Unipol Assicurazioni SpA	21,052	482,887
		11,490,822
Japan — 21.1%
AGC, Inc.	41,300	1,430,751
Air Water, Inc.	11,100	148,590
Aisin Corp.	67,500	922,088
Alfresa Holdings Corp.	13,000	207,076
Amada Co. Ltd.	27,500	374,453
Asahi Group Holdings Ltd.	182,600	1,823,641
Asahi Kasei Corp.	191,300	1,818,920
Bridgestone Corp.	78,600	1,618,010
Brother Industries Ltd.	35,600	644,234
Canon Marketing Japan, Inc.	14,800	321,729
	SHARES	VALUE†
Chiba Bank Ltd. (The) @	38,200	$480,434
Coca-Cola Bottlers Japan Holdings, Inc.	8,000	181,469
COMSYS Holdings Corp.	2,900	91,017
Cosmo Energy Holdings Co. Ltd.	23,800	664,640
Dai Nippon Printing Co. Ltd.	13,400	238,735
Dai-ichi Life Holdings, Inc.	250,400	2,242,011
Daiwa House Industry Co. Ltd.	58,900	1,825,212
Daiwa Securities Group, Inc. @	74,700	687,200
Denso Corp.	98,200	1,205,031
ENEOS Holdings, Inc.	470,600	4,182,485
FUJIFILM Holdings Corp.	59,300	1,108,431
Fukuoka Financial Group, Inc.	13,600	504,992
Gunma Bank Ltd. (The) @	8,800	114,363
Hachijuni Nagano Bank Ltd.	8,600	104,421
Hakuhodo DY Holdings, Inc.	22,300	144,306
Hankyu Hanshin Holdings, Inc. @	28,300	811,705
Haseko Corp.	30,800	559,991
Hitachi Construction Machinery Co. Ltd. @	8,000	265,701
Honda Motor Co. Ltd. @	323,500	2,563,254
Hulic Co. Ltd.	25,300	291,650
Idemitsu Kosan Co. Ltd.	147,000	1,427,810
Iida Group Holdings Co. Ltd.	14,400	217,037
INFRONEER Holdings, Inc. @	12,800	174,008
Inpex Corp.	144,500	4,259,292
Isuzu Motors Ltd.	85,200	1,192,333
Iyogin Holdings, Inc.	13,300	237,205
J Front Retailing Co. Ltd.	35,100	533,893
Japan Airlines Co. Ltd.	19,000	306,421
Japan Post Holdings Co. Ltd.	54,700	616,605
Japan Post Insurance Co. Ltd. @	13,500	133,975
JFE Holdings, Inc. @	46,000	526,215
Kamigumi Co. Ltd.	15,700	539,343
Kobe Steel Ltd. @	43,300	515,655
Koito Manufacturing Co. Ltd.	27,300	419,550
Komatsu Ltd.	24,500	928,254
Kubota Corp.	115,000	1,780,379
Kuraray Co. Ltd.	46,000	478,101
Kyoto Financial Group, Inc. @	26,000	665,297
Kyushu Financial Group, Inc.	16,500	117,170
Lixil Corp. @	25,500	260,535
LY Corp.	162,700	392,334
Marubeni Corp.	23,300	824,797
Mazda Motor Corp.	37,400	244,848
Mebuki Financial Group, Inc. @	83,070	624,445
Medipal Holdings Corp.	17,700	327,668
MEIJI Holdings Co. Ltd. @	26,100	634,636
Minebea Mitsumi, Inc. @	38,700	618,156
Mitsubishi Chemical Group Corp.	124,300	704,110
Mitsubishi Estate Co. Ltd.	70,100	1,908,586
Mitsubishi Gas Chemical Co., Inc.	21,400	484,755
Mitsubishi Logistics Corp.	12,500	104,045
Mitsubishi UFJ Financial Group, Inc.	240,700	3,943,291
Mitsui & Co. Ltd.	12,300	461,836
Mitsui Chemicals, Inc.	70,800	829,097
Mitsui Fudosan Co. Ltd.	80,100	835,547
Mizuho Financial Group, Inc.	97,740	3,748,738
MS&AD Insurance Group Holdings, Inc.	44,084	1,119,982
NGK Insulators Ltd.	41,200	1,032,434
NH Foods Ltd. @	11,033	488,718
NHK Spring Co. Ltd.	7,800	119,134
Nikon Corp. @	17,200	204,616

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Japan (Continued)
Nippon Express Holdings, Inc.	47,700	$1,065,176
Nippon Steel Corp. @	210,635	764,341
Nissan Motor Co. Ltd. *	113,200	237,520
Nisshin Seifun Group, Inc.	22,800	301,045
Niterra Co. Ltd.	18,000	819,672
Nomura Holdings, Inc.	175,700	1,332,931
Nomura Real Estate Holdings, Inc.	118,500	754,508
Obayashi Corp.	12,700	300,565
Oji Holdings Corp.	164,200	876,637
Omron Corp.	3,700	103,326
Ono Pharmaceutical Co. Ltd. @	19,200	303,718
Open House Group Co. Ltd.	7,900	498,028
Panasonic Holdings Corp.	214,900	3,500,986
Resona Holdings, Inc.	177,600	1,927,576
Resonac Holdings Corp.	22,300	1,377,301
Ricoh Co. Ltd.	81,000	670,385
Seiko Epson Corp. @	40,700	491,872
Seino Holdings Co. Ltd.	20,400	311,903
Sekisui Chemical Co. Ltd.	16,000	262,777
Sekisui House Ltd.	54,500	1,208,784
Seven & i Holdings Co. Ltd. @	74,800	1,000,837
Shizuoka Financial Group, Inc. @	46,000	742,730
Sojitz Corp. @	35,820	1,382,423
Sompo Holdings, Inc.	13,800	522,766
Subaru Corp.	84,900	1,328,560
Sumitomo Chemical Co. Ltd.	157,200	494,763
Sumitomo Corp.	67,700	2,465,619
Sumitomo Electric Industries Ltd.	93,000	4,910,620
Sumitomo Forestry Co. Ltd. @	86,700	767,001
Sumitomo Heavy Industries Ltd.	19,000	563,637
Sumitomo Mitsui Financial Group, Inc.	222,200	7,008,810
Sumitomo Mitsui Trust Group, Inc.	49,800	1,538,197
Sumitomo Realty & Development Co. Ltd. @	84,000	2,324,615
Sumitomo Rubber Industries Ltd.	42,800	545,164
Suntory Beverage & Food Ltd.	12,700	359,062
Suzuken Co. Ltd.	1,100	41,136
Suzuki Motor Corp.	103,600	1,224,295
Taiheiyo Cement Corp.	3,200	70,591
Takashimaya Co. Ltd.	26,200	309,949
Takeda Pharmaceutical Co. Ltd.	126,173	4,502,970
Tokyo Tatemono Co. Ltd.	37,600	849,823
Tokyu Fudosan Holdings Corp.	132,300	1,104,549
Toray Industries, Inc.	106,100	735,724
Tosoh Corp.	58,300	849,860
Toyo Seikan Group Holdings Ltd.	16,700	372,187
Toyo Tire Corp.	7,400	167,579
Toyoda Gosei Co. Ltd.	15,300	386,392
Toyota Boshoku Corp.	5,500	83,554
Toyota Motor Corp.	405,050	8,070,118
Toyota Motor Corp., ADR @	2,917	601,165
Toyota Tsusho Corp. @	62,400	2,339,435
Yamaha Motor Co. Ltd.	111,600	791,442
Yamato Holdings Co. Ltd.	18,700	205,552
Yokohama Financial Group, Inc.	111,200	962,722
Yokohama Rubber Co. Ltd. (The)	27,600	1,012,316
		130,302,605
Macau — 0.1%
Galaxy Entertainment Group Ltd.	119,000	531,169
Netherlands — 4.6%
ABN AMRO Bank NV, GDR	35,524	1,113,148
Aegon Ltd.	119,642	861,259
	SHARES	VALUE†
Akzo Nobel NV	13,002	$739,395
ArcelorMittal SA @	43,796	2,276,516
ArcelorMittal SA =	1,708	86,548
ASR Nederland NV	17,592	1,203,349
Coca-Cola Europacific Partners PLC	8,210	750,622
HAL Trust	1,592	319,444
Heineken NV	19,819	1,518,787
ING Groep NV	198,598	5,074,193
Koninklijke Ahold Delhaize NV	159,582	7,431,607
Koninklijke KPN NV	263,030	1,460,224
Koninklijke Philips NV ¢	27,565	743,636
Koninklijke Philips NV @	41,074	1,125,428
NN Group NV	37,699	2,922,099
Stellantis NV	125,958	882,121
		28,508,376
New Zealand — 0.2%
Auckland International Airport Ltd.	115,951	531,051
Fletcher Building Ltd. @*	56,820	96,322
Infratil Ltd. @	43,370	290,348
Mercury NZ Ltd.	29,568	106,025
Meridian Energy Ltd.	44,314	140,822
Port of Tauranga Ltd.	3,033	13,560
Summerset Group Holdings Ltd.	8,007	40,859
		1,218,987
Norway — 0.9%
Aker BP ASA	22,520	839,828
Austevoll Seafood ASA	8,619	92,039
DNB Bank ASA	17,623	548,188
Equinor ASA	18,973	823,746
Norsk Hydro ASA	88,167	933,307
SpareBank 1 Sor-Norge ASA	18,440	400,874
Stolt-Nielsen Ltd.	1,313	45,222
Subsea 7 SA	28,831	894,446
TGS ASA	6,495	88,542
Yara International ASA	13,148	765,832
		5,432,024
Portugal — 0.0%
EDP Renovaveis SA @	8,223	130,117
Singapore — 1.3%
BW LPG Ltd. ±	5,825	102,990
BW LPG Ltd. @±	1,247	21,661
City Developments Ltd.	14,600	93,230
Genting Singapore Ltd. @	191,700	100,644
Hafnia Ltd.	9,131	70,329
Hongkong Land Holdings Ltd.	73,200	568,764
Keppel Ltd.	148,300	1,357,619
Oversea-Chinese Banking Corp. Ltd.	87,149	1,489,199
Seatrium Ltd.	238,840	438,409
Singapore Airlines Ltd.	77,500	397,838
STMicroelectronics NV	16,980	561,411
United Overseas Bank Ltd.	71,400	2,035,319
UOL Group Ltd.	47,218	356,972
Wilmar International Ltd.	180,900	541,701
		8,136,086
South Africa — 0.0%
Valterra Platinum Ltd.	438	35,712
Spain — 3.5%
Banco de Sabadell SA	74,625	262,475
Banco Santander SA	1,427,311	15,656,201
Cellnex Telecom SA ±*	8,456	271,029
Mapfre SA	35,087	154,678

The accompanying notes are an integral part of these portfolio of investments.

SA International Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Spain (Continued)
Repsol SA	173,224	$4,935,448
		21,279,831
Sweden — 2.4%
Boliden AB *	34,071	1,748,061
Essity AB, Class B @	35,389	908,028
Getinge AB, Class B	7,190	143,205
Hexagon AB, Class B	53,499	508,844
Hexpol AB	16,597	125,617
Holmen AB, Class B @	8,941	318,288
Husqvarna AB, Class B	29,807	116,594
Loomis AB	9,469	428,306
Securitas AB, Class B	59,785	996,559
Skandinaviska Enskilda Banken AB, Class A @	122,336	2,226,605
Skanska AB, Class B @	29,166	778,241
SKF AB, Class A	839	20,030
SKF AB, Class B	64,782	1,534,241
SSAB AB, Class A	29,362	228,466
SSAB AB, Class B @	84,454	655,352
Svenska Cellulosa AB SCA, Class A	244	2,815
Svenska Cellulosa AB SCA, Class B @	25,812	296,657
Svenska Handelsbanken AB, Class A @	54,423	707,404
Svenska Handelsbanken AB, Class B @	1,918	42,426
Swedbank AB, Class A	38,879	1,309,704
Swedish Orphan Biovitrum AB *	3,353	138,914
Telefonaktiebolaget LM Ericsson, Class B @	9,317	104,620
Telia Co. AB	199,344	1,015,814
Trelleborg AB, Class B	10,544	388,495
Volvo Car AB, Class B @*	39,107	86,462
		14,829,748
Switzerland — 7.3%
Alcon AG	30,384	2,251,821
Cie Financiere Richemont SA, Class A	25,566	4,429,927
DSM-Firmenich AG	7,778	552,358
Helvetia Baloise Holding AG	3,566	916,029
Holcim AG	54,961	4,462,316
Julius Baer Group Ltd.	24,697	1,796,370
Lonza Group AG	4,601	2,904,683
Novartis AG	2,121	320,590
Sandoz Group AG	24,470	1,889,417
Sandoz Group AG, ADR	572	44,730
Swiss Life Holding AG	3,535	3,823,247
Swiss Prime Site AG	1,636	276,213
Swiss Re AG @	28,375	4,691,314
Swisscom AG	4,128	3,443,442
UBS Group AG	142,707	5,484,475
Zurich Insurance Group AG	11,149	7,827,725
		45,114,657
United Kingdom — 11.5%
Associated British Foods PLC @	9,107	226,194
Barclays PLC, ADR	124,117	2,626,316
British American Tobacco PLC	94,630	5,474,779
BT Group PLC	1,231,112	3,430,098
Centrica PLC	116,717	328,284
Glencore PLC *	485,546	3,634,293
HSBC Holdings PLC	18,452	298,352
	SHARES	VALUE†
HSBC Holdings PLC, ADR @	92,661	$7,643,606
J Sainsbury PLC	201,103	902,350
Kingfisher PLC	166,517	625,501
Lloyds Banking Group PLC	5,202,883	6,359,029
Lloyds Banking Group PLC, ADR @	106,788	537,144
Natwest Group PLC	428,451	3,137,186
Natwest Group PLC, ADR @	51,478	767,022
Shell PLC, ADR	329,083	30,604,719
Standard Chartered PLC	159,181	3,276,261
Vodafone Group PLC	779,636	1,169,173
		71,040,307
United States — 2.1%
Amrize Ltd. *	54,961	2,992,749
BP PLC	299,981	2,407,344
BP PLC, ADR	135,768	6,381,096
International Paper Co.	17,294	610,028
Shell PLC	2,416	114,578
Sinch AB @*±	25,107	65,375
Tenaris SA, ADR	4,481	260,705
		12,831,875
TOTAL COMMON STOCKS
(Identified Cost $340,073,464)		604,357,940
PREFERRED STOCKS — 0.6%
Germany — 0.6%
Bayerische Motoren Werke AG, 5.521%	7,858	707,086
Henkel AG & Co. KGaA, 3.061%	14,026	1,074,852
Volkswagen AG, 7.282%	14,851	1,483,102
		3,265,040
Italy — 0.0%
Telecom Italia SpA *	172,895	140,728
TOTAL PREFERRED STOCKS
(Identified Cost $3,873,436)		3,405,768
SHORT-TERM INVESTMENTS — 2.1%
Investment Company — 0.1%
State Street Institutional U.S. Government Money Market Fund 3.350%	985,133	985,133
Collateral For Securities On Loan — 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	12,163,413	12,163,413
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $13,148,546)		13,148,546
Total Investments — 100.8%
(Identified Cost $357,095,446)		620,912,254
Liabilities in excess of Cash and Other Assets — (0.8%)		(4,717,281)
Net Assets — 100.0%		$616,194,973

†	See Note 1
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $59,682,810.
*	Non-income producing security
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2026 amounted to $3,097,355 or 0.50% of the net assets of the Fund.
=	Traded on the France, Euronext Paris Exchange.
¢	Traded on the Netherlands, Euronext Amsterdam Stock Market.
¥	Traded on the Canada, Toronto Stock Exchange.

Key to abbreviations:

ADR — American Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA International Small Company Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.0%
Others — 100.0%
DFA International Small Company Portfolio £	10,705,924	$276,426,955
TOTAL MUTUAL FUNDS
(Identified Cost $105,826,244)		276,426,955
Total Investments — 100.0%
(Identified Cost $105,826,244)		276,426,955

Cash and Other Assets, Less Liabilities — 0.0%		71,575
Net Assets — 100.0%		$276,498,530

†	See Note 1
£	The Fund invests a substantial amount of its assets in the DFA International Small Company Portfolio. Financial statements and other information about the DFA International Small Company Portfolio, including its portfolio holdings, are available at https://www.dimensional.com.

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.1%
Brazil — 2.8%
Anima Holding SA	25,000	$20,753
Azzas 2154 SA	4,900	24,311
Banco ABC Brasil SA *	600	2,938
Banco Bradesco SA	47,201	152,269
Banco do Brasil SA	67,954	301,735
Banco Santander Brasil SA	146,380	865,871
C&A Modas SA	8,100	18,921
Cia Siderurgica Nacional SA *	34,656	42,351
Cogna Educacao SA	212,019	129,344
Cyrela Brazil Realty SA Empreendimentos e Participacoes	3,810	20,095
Dexco SA *	39,148	35,597
Gerdau SA, ADR	26,913	97,156
Grupo Mateus SA	25,900	23,501
Grupo SBF SA	12,700	30,133
Guararapes Confeccoes SA	5,700	10,234
Iochpe Maxion SA	12,197	21,522
IRB Brasil Resseguros SA *	3,822	40,287
JHSF Participacoes SA	40,831	73,072
Lojas Renner SA	6,910	19,957
M Dias Branco SA	2,888	12,829
Magazine Luiza SA	4,973	8,420
Petroleo Brasileiro SA - Petrobras	216,013	2,248,185
Petroleo Brasileiro SA - Petrobras, ADR	31,807	596,381
Petroreconcavo SA	10,435	28,264
PRIO SA *	20,479	261,767
Sao Martinho SA	10,312	42,205
Suzano SA	12,760	127,850
Vale SA	20,412	325,025
Vale SA, ADR	13,185	209,773
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	4,800	18,811
Vibra Energia SA	27,292	166,602
YDUQS Participacoes SA	9,300	21,743
		5,997,902
British Virgin Islands — 0.0%
AsiaInfo Technologies Ltd. @±	13,200	9,646
Canada — 0.0%
China Gold International Resources Corp. Ltd.	1,200	23,139
Cayman Islands — 0.1%
Fulgent Sun International Holding Co. Ltd.	8,315	20,079
Gourmet Master Co. Ltd.	5,000	10,651
Trip.com Group Ltd. *	5,300	257,389
		288,119
Chile — 0.5%
Banco Itau Chile SA	717	14,901
CAP SA *	4,662	34,930
Cencosud SA	48,086	131,280
Cia Cervecerias Unidas SA, ADR	4,298	48,782
Empresa Nacional de Telecomunicaciones SA	13,467	53,359
Empresas CMPC SA	47,954	65,232
Empresas Copec SA	19,513	134,825
Enel Americas SA	705,488	60,399
Falabella SA	20,400	124,876
Inversiones Aguas Metropolitanas SA	43,236	47,098
Ripley Corp. SA	81,141	33,838
Salfacorp SA	43,853	57,760
Sigdo Koppers SA	27,803	52,166
SMU SA	215,040	30,413
Sociedad Matriz SAAM SA	298,644	48,363
	SHARES	VALUE†
SONDA SA	83,103	$26,916
Vina Concha y Toro SA	23,908	22,674
		987,812
China — 27.4%
361 Degrees International Ltd.	71,000	56,864
3SBio, Inc. ±	9,500	27,429
AAC Technologies Holdings, Inc.	33,500	141,413
AECC Aero-Engine Control Co. Ltd., Class A	7,100	22,313
Agricultural Bank of China Ltd., Class H	1,328,000	943,345
Airtac International Group	6,000	186,362
Alibaba Group Holding Ltd.	304,510	4,621,319
Aluminum Corp. of China Ltd., Class H	28,000	40,172
Anhui Conch Cement Co. Ltd., Class H	57,000	154,109
Anhui Guangxin Agrochemical Co. Ltd., Class A	4,312	9,044
Anhui Heli Co. Ltd., Class A	8,200	21,390
Anhui Hengyuan Coal Industry and Electricity Power Co. Ltd., Class A	12,600	13,533
Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	6,500	5,721
Anhui Jiangnan Chemical Industry Co. Ltd., Class A	29,200	23,036
Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A *	13,800	22,693
Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,300	34,577
Anjoy Foods Group Co. Ltd., Class A	2,200	29,700
Anton Oilfield Services Group	112,000	15,426
Asia - Potash International Investment Guangzhou Co. Ltd., Class A *	4,400	38,916
Asymchem Laboratories Tianjin Co. Ltd., Class A	2,200	35,276
Autohome, Inc., ADR	583	10,127
AviChina Industry & Technology Co. Ltd., Class H @	219,000	92,726
BAIC Foton Motor Co. Ltd., Class A *	66,600	28,344
BAIC Motor Corp. Ltd., Class H *±	145,000	28,293
Baidu, Inc., ADR *@	11,412	1,271,525
Baidu, Inc., Class A *	6,850	92,339
Bairong, Inc. *±	21,500	21,853
Bank of Beijing Co. Ltd., Class A	98,400	78,484
Bank of Changsha Co. Ltd., Class A	25,500	35,547
Bank of Chengdu Co. Ltd., Class A	26,000	64,434
Bank of China Ltd., Class H	3,327,902	2,109,329
Bank of Chongqing Co. Ltd., Class H	46,500	46,908
Bank of Communications Co. Ltd., Class H	462,400	415,153
Bank of Guiyang Co. Ltd., Class A	22,500	18,956
Bank of Hangzhou Co. Ltd., Class A	32,101	77,834
Bank of Jiangsu Co. Ltd., Class A	80,100	126,616
Bank of Nanjing Co. Ltd., Class A	61,300	101,069
Bank of Ningbo Co. Ltd., Class A	33,980	149,777
Bank of Qingdao Co. Ltd., Class H ±	53,000	29,402
Bank of Shanghai Co. Ltd., Class A	68,500	98,265
Bank of Suzhou Co. Ltd., Class A	22,220	26,890
Baoshan Iron & Steel Co. Ltd., Class A	100,300	93,067
BBMG Corp., Class H @	103,000	9,852
Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	48,000	21,748
Beijing Capital International Airport Co. Ltd., Class H *	108,000	25,205
Beijing Dabeinong Technology Group Co. Ltd., Class A	28,600	16,394
Beijing Easpring Material Technology Co. Ltd., Class A	2,700	20,074

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Beijing Enterprises Holdings Ltd.	39,500	$150,621
Beijing Enterprises Water Group Ltd. @	290,000	100,227
Beijing GeoEnviron Engineering & Technology, Inc., Class A	11,232	24,307
Beijing Jetsen Technology Co. Ltd., Class A	28,600	23,598
Beijing New Building Materials PLC, Class A	5,600	21,141
Beijing Originwater Technology Co. Ltd., Class A	5,558	3,130
Beijing Shougang Co. Ltd., Class A <>	27,500	18,590
Beijing Sinnet Technology Co. Ltd., Class A	15,900	39,404
Beijing SL Pharmaceutical Co. Ltd., Class A	8,900	9,778
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	9,000	8,712
Beijing Yanjing Brewery Co. Ltd., Class A	9,600	18,204
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	108,000	79,106
BGI Genomics Co. Ltd., Class A *	1,800	10,383
BOC International China Co. Ltd., Class A	14,300	25,275
BOE Technology Group Co. Ltd., Class A	186,400	105,501
BOE Varitronix Ltd.	15,000	7,575
Bohai Leasing Co. Ltd., Class A *	64,900	40,491
Bright Dairy & Food Co. Ltd., Class A	7,700	8,449
Brilliance China Automotive Holdings Ltd. @	178,000	62,881
BTG Hotels Group Co. Ltd., Class A	5,700	12,360
Business-intelligence of Oriental Nations Corp. Ltd., Class A *	8,200	16,796
By-health Co. Ltd., Class A	11,100	17,643
BYD Electronic International Co. Ltd. @	33,000	116,156
C&D International Investment Group Ltd.	60,566	97,401
Caitong Securities Co. Ltd., Class A	15,470	17,064
CALB Group Co. Ltd., Class H *@±	4,100	16,554
Canmax Technologies Co. Ltd., Class A	4,800	40,647
CECEP Solar Energy Co. Ltd., Class A	30,100	23,877
CECEP Wind-Power Corp., Class A	49,010	30,364
CGN New Energy Holdings Co. Ltd.	130,000	41,614
Changchun High-Tech Industry Group Co. Ltd., Class A	2,500	31,075
Changjiang Securities Co. Ltd., Class A	17,900	17,775
Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	4,900	20,499
Chengdu Wintrue Holding Co. Ltd., Class A	8,900	18,294
Chengxin Lithium Group Co. Ltd., Class A *	5,600	32,506
China Baoan Group Co. Ltd., Class A	9,000	11,478
China BlueChemical Ltd., Class H	58,000	20,341
China Bohai Bank Co. Ltd., Class H *±	217,000	22,139
China CAMC Engineering Co. Ltd., Class A	4,400	5,707
China Cinda Asset Management Co. Ltd., Class H @	242,000	34,875
China Citic Bank Corp. Ltd., Class H	434,000	437,255
China Coal Energy Co. Ltd., Class H	164,000	276,080
China Coal Xinji Energy Co. Ltd., Class A	19,900	21,720
China Communications Services Corp. Ltd., Class H	195,600	105,269
China Conch Venture Holdings Ltd.	61,500	89,569
China Construction Bank Corp., Class H	4,583,810	4,904,628
	SHARES	VALUE†
China Development Bank Financial Leasing Co. Ltd., Class H ±	128,000	$22,690
China Education Group Holdings Ltd. *	34,181	11,552
China Energy Engineering Corp. Ltd., Class A	88,674	37,225
China Energy Engineering Corp. Ltd., Class H	152,000	24,813
China Everbright Bank Co. Ltd., Class H	198,000	76,764
China Feihe Ltd. @±	234,000	103,851
China Foods Ltd.	86,000	40,690
China Galaxy Securities Co. Ltd., Class H	96,500	97,224
China Gas Holdings Ltd.	203,800	185,835
China Great Wall Securities Co. Ltd., Class A	8,500	10,938
China Hongqiao Group Ltd.	107,500	476,547
China Huiyuan Juice Group Ltd. *§	84,500	—
China International Marine Containers Group Co. Ltd., Class H @	74,460	92,586
China Jinmao Holdings Group Ltd.	74,000	12,174
China Jushi Co. Ltd., Class A	22,631	79,639
China Lesso Group Holdings Ltd.	73,000	45,990
China Literature Ltd. *@±	16,800	54,463
China Medical System Holdings Ltd.	64,000	109,208
China Meheco Group Co. Ltd., Class A	13,860	20,605
China Mengniu Dairy Co. Ltd.	193,000	423,354
China Merchants Bank Co. Ltd., Class H	212,500	1,335,510
China Merchants Energy Shipping Co. Ltd., Class A	27,400	64,889
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	12,700	18,127
China Merchants Port Holdings Co. Ltd.	61,712	115,220
China Merchants Property Operation & Service Co. Ltd., Class A	5,000	7,057
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	22,000	26,783
China Minsheng Banking Corp. Ltd., Class H	314,380	147,143
China National Accord Medicines Corp. Ltd., Class A	4,160	15,741
China National Building Material Co. Ltd., Class H	207,591	126,018
China National Chemical Engineering Co. Ltd., Class A	38,700	49,242
China National Medicines Corp. Ltd., Class A	4,600	19,510
China National Nuclear Power Co. Ltd., Class A	53,700	70,349
China Nonferrous Metal Industry's Foreign Engineering and Construction Co. Ltd., Class A	15,100	14,317
China Nonferrous Mining Corp. Ltd.	17,000	24,911
China Oilfield Services Ltd., Class H	134,000	154,316
China Overseas Grand Oceans Group Ltd.	95,402	28,835
China Overseas Land & Investment Ltd.	178,000	262,192
China Pacific Insurance Group Co. Ltd., Class H	94,200	382,989
China Petroleum & Chemical Corp., Class H	1,436,400	822,506
China Railway Group Ltd., Class H	247,000	127,261
China Railway Hi-tech Industry Co. Ltd., Class A	10,600	14,071

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
China Railway Signal & Communication Corp. Ltd., Class H ±	149,000	$65,748
China Reinsurance Group Corp., Class H	422,000	79,113
China Resources Beer Holdings Co. Ltd.	60,000	196,194
China Resources Building Materials Technology Holdings Ltd. @	238,000	45,529
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	6,300	16,935
China Resources Gas Group Ltd.	59,200	143,674
China Resources Land Ltd.	232,000	847,380
China Resources Medical Holdings Co. Ltd. @	71,500	24,620
China Resources Pharmaceutical Group Ltd. ±	134,500	99,144
China Risun Group Ltd. @	58,000	23,596
China Shenhua Energy Co. Ltd., Class H	114,500	673,461
China Shineway Pharmaceutical Group Ltd.	36,000	41,182
China South Publishing & Media Group Co. Ltd., Class A	11,600	18,454
China State Construction Engineering Corp. Ltd., Class A	136,300	98,848
China State Construction International Holdings Ltd.	50,000	53,117
China Taiping Insurance Holdings Co. Ltd.	91,000	237,678
China Tower Corp. Ltd., Class H ±	321,300	437,622
China Traditional Chinese Medicine Holdings Co. Ltd.	124,000	27,991
China TransInfo Technology Co. Ltd., Class A	6,900	9,559
China Travel International Investment Hong Kong Ltd. *	180,000	25,710
China XD Electric Co. Ltd., Class A	23,000	50,640
China Yongda Automobiles Services Holdings Ltd.	84,000	14,891
China Youran Dairy Group Ltd. *@±	71,000	34,951
China Zhenhua Group Science & Technology Co. Ltd., Class A	3,700	24,311
China Zheshang Bank Co. Ltd., Class H	124,800	39,472
Chinasoft International Ltd. @	164,000	68,602
Chinese Universe Publishing and Media Group Co. Ltd., Class A	9,200	11,267
Chongqing Changan Automobile Co. Ltd., Class A	41,230	59,683
Chongqing Department Store Co. Ltd., Class A	2,400	7,709
Chongqing Rural Commercial Bank Co. Ltd., Class H	137,000	118,634
Chongqing Sanfeng Environment Group Corp. Ltd., Class A	10,300	12,360
Chongqing Zhifei Biological Products Co. Ltd., Class A *	7,000	15,159
Chow Tai Seng Jewellery Co. Ltd., Class A	12,900	22,296
CIMC Enric Holdings Ltd.	60,000	77,131
CITIC Ltd.	209,000	315,051
CMOC Group Ltd., Class H	9,000	18,479
CNGR Advanced Material Co. Ltd., Class A	2,520	18,020
CNOOC Energy Technology & Services Ltd., Class A	62,100	40,362
CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	13,650	17,131
COFCO Biotechnology Co. Ltd., Class A *	15,100	14,754
COFCO Capital Holdings Co. Ltd., Class A	11,200	16,877
COFCO Joycome Foods Ltd. *@	183,000	29,640
	SHARES	VALUE†
COFCO Sugar Holding Co. Ltd., Class A	15,600	$31,886
Concord New Energy Group Ltd.	420,000	12,909
Consun Pharmaceutical Group Ltd.	23,000	48,868
COSCO Shipping Development Co. Ltd., Class H	324,200	46,721
COSCO Shipping Energy Transportation Co. Ltd., Class H @	86,000	196,651
COSCO Shipping Holdings Co. Ltd., Class H @	203,699	387,073
COSCO SHIPPING International Hong Kong Co. Ltd.	34,000	27,187
COSCO SHIPPING Ports Ltd.	121,550	79,988
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	24,600	32,013
CRRC Corp. Ltd., Class H	177,000	114,445
CSG Holding Co. Ltd., Class A	19,500	12,561
CSPC Pharmaceutical Group Ltd.	100,000	116,054
CSSC Hong Kong Shipping Co. Ltd. @	70,000	20,622
CTS International Logistics Corp. Ltd., Class A	11,000	9,044
Daqin Railway Co. Ltd., Class A	57,300	44,458
Dian Diagnostics Group Co. Ltd., Class A	4,800	12,827
Dongfang Electric Corp. Ltd., Class H @	21,000	91,057
Dongxing Securities Co. Ltd., Class A	12,000	21,401
Dongyue Group Ltd.	104,000	143,509
Dynagreen Environmental Protection Group Co. Ltd., Class H	16,000	11,182
Easyhome New Retail Group Co. Ltd., Class A *	51,400	18,229
EEKA Fashion Holdings Ltd. @	17,500	15,132
ENN Natural Gas Co. Ltd., Class A	8,100	26,006
Ever Sunshine Services Group Ltd.	42,000	9,588
Fangda Carbon New Material Co. Ltd., Class A	15,700	12,954
Fangda Special Steel Technology Co. Ltd., Class A	19,000	15,677
Far East Horizon Ltd.	187,000	167,893
FAW Jiefang Group Co. Ltd., Class A	14,900	14,322
Fiberhome Telecommunication Technologies Co. Ltd., Class A	5,800	42,382
FIH Mobile Ltd. *@	16,500	41,644
FinVolution Group, ADR	3,837	18,379
First Tractor Co. Ltd., Class H	12,000	12,748
Flat Glass Group Co. Ltd., Class H *	15,000	16,432
Founder Securities Co. Ltd., Class A	23,800	23,393
Fu Shou Yuan International Group Ltd. @<>	93,000	31,312
Fufeng Group Ltd.	124,000	109,432
Fujian Funeng Co. Ltd., Class A	18,330	27,595
Fujian Sunner Development Co. Ltd., Class A	9,800	25,109
Ganfeng Lithium Group Co. Ltd., Class H ±	9,200	85,357
Gansu Energy Chemical Co. Ltd., Class A	56,900	21,745
Gansu Shangfeng Cement Co. Ltd., Class A	6,240	11,643
GCL Energy Technology Co. Ltd., Class A	4,200	9,691
GCL Technology Holdings Ltd. *@	395,000	43,322
GDS Holdings Ltd., Class A *@	5,500	27,103
Geely Automobile Holdings Ltd.	294,000	784,380
GEM Co. Ltd., Class A	33,500	38,261
Genertec Universal Medical Group Co. Ltd. ±	75,500	55,750
Genscript Biotech Corp. *	22,000	30,722
GF Securities Co. Ltd., Class H	38,400	70,520
Global New Material International Holdings Ltd. *	25,000	23,306

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
GoerTek, Inc., Class A	6,900	$22,333
Goldwind Science & Technology Co. Ltd., Class H	42,000	76,488
Gotion High-tech Co. Ltd., Class A	5,100	26,356
Grand Pharmaceutical Group Ltd.	67,500	61,378
Great Wall Motor Co. Ltd., Class H	107,500	169,177
Gree Electric Appliances, Inc. of Zhuhai, Class A	12,300	67,338
Green Development Electricity Group of Tianjin Co. Ltd., Class A	10,700	15,659
Greentown China Holdings Ltd. @	78,500	87,398
Greentown Management Holdings Co. Ltd. @±	61,000	16,570
Greentown Service Group Co. Ltd.	102,000	55,545
GRG Banking Equipment Co. Ltd., Class A	12,500	20,573
Guangdong Construction Engineering Group Co. Ltd., Class A	42,300	24,003
Guangdong Provincial Expressway Development Co. Ltd., Class A	12,700	23,991
Guangdong Tapai Group Co. Ltd., Class A	9,300	12,614
Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	4,200	9,028
Guanghui Energy Co. Ltd., Class A	48,700	47,021
Guangshen Railway Co. Ltd., Class H	82,000	23,530
Guangxi Liugong Machinery Co. Ltd., Class A	14,900	20,102
Guangzhou Baiyun International Airport Co. Ltd., Class A	8,300	10,777
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	16,000	34,178
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	4,100	19,342
Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	18,042	22,043
Guizhou Panjiang Refined Coal Co. Ltd., Class A	9,269	7,608
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	32,400	15,383
Guosen Securities Co. Ltd., Class A	22,400	36,349
Guotai Haitong Securities Co. Ltd., Class H ±	105,152	179,428
Haier Smart Home Co. Ltd., Class H	144,600	382,099
Hainan Meilan International Airport Co. Ltd., Class H *@	23,000	18,479
Haitian International Holdings Ltd.	38,000	97,505
Han's Laser Technology Industry Group Co. Ltd., Class A	3,000	26,612
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	22,900	32,353
Hangzhou GreatStar Industrial Co. Ltd.	4,400	18,968
Hangzhou Robam Appliances Co. Ltd., Class A	2,900	8,866
Harbin Electric Co. Ltd., Class H	42,000	111,412
Health & Happiness H&H International Holdings Ltd.	13,000	19,829
Hello Group, Inc., ADR	7,107	40,936
Henan Mingtai Al Industrial Co. Ltd., Class A	8,400	18,531
Henan Pinggao Electric Co. Ltd., Class A	9,400	27,595
	SHARES	VALUE†
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	8,500	$37,897
Hengan International Group Co. Ltd.	42,000	147,299
Hengli Petrochemical Co. Ltd., Class A	35,500	111,255
Hengtong Optic-electric Co. Ltd., Class A	9,680	73,789
Hengyi Petrochemical Co. Ltd., Class A	25,000	44,114
Hesteel Co. Ltd., Class A	65,500	22,092
Hisense Visual Technology Co. Ltd., Class A	8,800	28,483
HLA Group Corp. Ltd., Class A	24,000	22,686
Hopson Development Holdings Ltd. *	101,900	34,308
Horizon Construction Development Ltd.	115,553	12,968
Hoshine Silicon Industry Co. Ltd., Class A	4,200	24,599
Hua Han Health Industry Holdings Ltd. *§	504,000	—
Hua Hong Semiconductor Ltd., Class H *@±	3,000	29,708
Huafon Chemical Co. Ltd., Class A	27,754	41,220
Huaibei Mining Holdings Co. Ltd., Class A	10,400	20,399
Huapont Life Sciences Co. Ltd., Class A	27,600	20,895
Huatai Securities Co. Ltd., Class H ±	46,400	87,638
Huaxi Securities Co. Ltd., Class A	12,600	15,175
Huaxia Bank Co. Ltd., Class A	43,300	45,881
Huaxin Building Materials Group Co. Ltd., Class H	17,700	36,185
Huayu Automotive Systems Co. Ltd., Class A	17,500	48,663
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	4,400	16,764
Hubei Xingfa Chemicals Group Co. Ltd., Class A	9,400	45,420
Hubei Yihua Chemical Industry Co. Ltd., Class A	12,200	29,033
Humanwell Healthcare Group Co. Ltd., Class A	9,700	26,440
Hunan Valin Steel Co. Ltd., Class A	47,300	34,714
Hygeia Healthcare Holdings Co. Ltd. *@±	22,400	32,595
Hytera Communications Corp. Ltd., Class A *	11,800	17,047
IKD Co. Ltd., Class A	7,100	17,328
Industrial & Commercial Bank of China Ltd., Class H	3,215,000	2,812,694
Industrial Bank Co. Ltd., Class A	68,600	186,887
Industrial Securities Co. Ltd., Class A	28,910	24,565
Infore Environment Technology Group Co. Ltd., Class A	12,400	15,275
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	169,960	61,753
Inner Mongolia Berun Chemical Co. Ltd., Class A	34,700	42,244
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	12,000	52,234
Inner Mongolia ERDOS Resources Co. Ltd., Class A	11,760	25,365
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	55,300	44,107
Intco Medical Technology Co. Ltd., Class A	5,700	48,417
iQIYI, Inc., ADR *@	31,465	42,478
IRICO Display Devices Co. Ltd., Class A *	22,000	17,802
JA Solar Technology Co. Ltd., Class A *	14,800	23,352
JCET Group Co. Ltd., Class A	5,195	29,140
JD Health International, Inc. *±	3,400	20,406

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
JD Logistics, Inc. *±	121,400	$211,334
JD.com, Inc., Class A	118,800	1,715,064
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	24,442	25,262
Jiangsu Eastern Shenghong Co. Ltd., Class A *	29,100	44,862
Jiangsu Guotai International Group Co. Ltd., Class A	10,400	13,655
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	34,700	22,804
Jiangsu Lihua Foods Group Co. Ltd.	4,320	12,332
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	14,700	20,811
Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	14,300	21,114
Jiangsu Yanghe Distillery Co. Ltd., Class A	4,400	32,318
Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	27,840	18,095
Jiangsu Zhongtian Technology Co. Ltd., Class A	11,500	50,090
Jiangxi Copper Co. Ltd., Class H	70,000	304,418
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	7,300	18,598
Jinan Acetate Chemical Co. Ltd.	19,000	24,991
JinkoSolar Holding Co. Ltd., ADR	2,327	59,129
Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	15,000	35,675
Jinneng Science&Technology Co. Ltd., Class A	10,600	10,940
Jiumaojiu International Holdings Ltd. @±	74,000	15,383
Jizhong Energy Resources Co. Ltd., Class A	21,200	17,615
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	18,700	30,318
Jointown Pharmaceutical Group Co. Ltd., Class A	28,792	22,006
KE Holdings, Inc., Class A	14,000	67,668
Keda Industrial Group Co. Ltd., Class A	18,900	43,473
Kinetic Development Group Ltd.	104,000	28,118
Kingboard Holdings Ltd.	59,000	247,250
Kingfa Sci & Tech Co. Ltd., Class A	13,400	32,393
Kingsoft Corp. Ltd. @	46,600	133,598
Kunlun Energy Co. Ltd.	354,000	323,246
Lao Feng Xiang Co. Ltd., Class A	2,700	16,247
LB Group Co. Ltd., Class A	11,200	28,226
Lee & Man Paper Manufacturing Ltd.	70,000	30,799
Legend Holdings Corp., Class H *±	38,400	39,325
Lenovo Group Ltd. @	184,000	214,712
Lens Technology Co. Ltd., Class A	9,540	38,639
Lepu Medical Technology Beijing Co. Ltd., Class A	14,700	34,472
LexinFintech Holdings Ltd., ADR	7,280	15,870
Leyard Optoelectronic Co. Ltd., Class A	20,300	21,040
Li Auto, Inc., Class A *@	45,600	393,705
Li Ning Co. Ltd.	157,500	429,845
Lianhe Chemical Technology Co. Ltd., Class A	6,700	16,061
Livzon Pharmaceutical Group, Inc., Class H	6,800	23,779
Loncin Motor Co. Ltd., Class A	10,000	19,542
Longfor Group Holdings Ltd. @±	136,925	131,840
LONGi Green Energy Technology Co. Ltd., Class A *	13,900	35,292
Lonking Holdings Ltd.	158,000	60,248
Luenmei Quantum Co. Ltd., Class A	13,300	12,976
	SHARES	VALUE†
Luxi Chemical Group Co. Ltd., Class A	8,600	$19,981
Luye Pharma Group Ltd. *±	161,500	51,697
Maccura Biotechnology Co. Ltd., Class A	3,800	5,897
Mango Excellent Media Co. Ltd., Class A	8,800	26,241
Maoyan Entertainment ±	22,130	16,172
Metallurgical Corp. of China Ltd., Class H	225,000	46,772
Ming Yang Smart Energy Group Ltd., Class A	6,800	16,704
Mingfa Group International Co. Ltd. *	91,000	1,184
Minth Group Ltd.	56,000	231,679
MLS Co. Ltd., Class A	20,000	24,377
MMG Ltd. *	42,400	39,041
Morimatsu International Holdings Co. Ltd.	30,000	25,251
Nanjing Iron & Steel Co. Ltd., Class A	36,600	29,139
Nanjing Tanker Corp., Class A *	42,600	26,516
Nanjing Xinjiekou Department Store Co. Ltd., Class A	6,900	6,922
NetDragon Websoft Holdings Ltd.	25,500	29,073
New China Life Insurance Co. Ltd., Class H	4,100	24,199
New Hope Liuhe Co. Ltd., Class A	13,600	16,143
Newland Digital Technology Co. Ltd., Class A	2,500	7,274
Nexteer Automotive Group Ltd.	69,000	44,262
Nine Dragons Paper Holdings Ltd. *	109,000	91,885
Ningbo Huaxiang Electronic Co. Ltd., Class A	8,950	33,283
Ningbo Shanshan Co. Ltd., Class A *	16,300	31,311
Ningbo Zhoushan Port Co. Ltd., Class A	33,200	19,656
Noah Holdings Ltd., ADR	2,147	21,255
Northeast Securities Co. Ltd., Class A	8,500	9,917
Offshore Oil Engineering Co. Ltd., Class A	27,400	25,821
Onewo, Inc., Class H @	10,700	22,229
ORG Technology Co. Ltd., Class A	26,800	19,785
Oriental Energy Co. Ltd., Class A *	11,300	14,182
Oriental Pearl Group Co. Ltd., Class A	10,700	14,590
People's Insurance Co. Group of China Ltd. (The), Class H	300,000	206,601
PetroChina Co. Ltd., Class H	1,634,000	2,240,155
PICC Property & Casualty Co. Ltd., Class H	150,000	272,790
Ping An Bank Co. Ltd., Class A	42,300	67,845
Ping An Insurance Group Co. of China Ltd., Class H	331,500	2,513,349
Pingdingshan Tianan Coal Mining Co. Ltd., Class A	15,900	18,781
Poly Property Group Co. Ltd.	106,431	23,753
Poly Property Services Co. Ltd., Class H	10,200	40,586
Postal Savings Bank of China Co. Ltd., Class H ±	571,000	357,549
Power Construction Corp. of China Ltd., Class A	84,900	70,543
Q Technology Group Co. Ltd.	27,000	25,377
Qfin Holdings, Inc., ADR	1,636	21,121
Qingdao Hanhe Cable Co. Ltd., Class A	35,800	45,707
Qingdao Port International Co. Ltd. Class H ±	56,000	48,635
Qingdao Sentury Tire Co. Ltd., Class A	7,900	19,441
Qinhuangdao Port Co. Ltd., Class H	43,000	13,106
Renhe Pharmacy Co. Ltd., Class A	19,700	16,369
Rongsheng Petrochemical Co. Ltd., Class A	22,009	38,231
SAIC Motor Corp. Ltd., Class A	29,700	62,726
Sailun Group Co. Ltd., Class A	11,500	21,425
Sanan Optoelectronics Co. Ltd., Class A	11,300	19,089
Sansteel Minguang Co. Ltd. Fujian, Class A *	13,700	7,675
Sansure Biotech, Inc., Class A	3,333	8,713

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sany Heavy Equipment International Holdings Co. Ltd.	47,000	$66,233
Sany Heavy Industry Co. Ltd., Class A	11,000	30,604
Satellite Chemical Co. Ltd., Class A	8,826	35,288
SDIC Capital Co. Ltd., Class A	20,400	20,464
Sealand Securities Co. Ltd., Class A	24,800	13,749
Seazen Group Ltd. *@	72,000	18,732
Seazen Holdings Co. Ltd., Class A *	13,800	27,987
SF Holding Co. Ltd., Class A	8,300	45,704
Shaanxi Coal Industry Co. Ltd., Class A	32,937	122,008
Shaanxi Construction Engineering Group Corp. Ltd., Class A	31,000	15,616
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	32,400	41,320
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	9,200	21,947
Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	20,600	17,415
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	12,310	64,506
Shandong Humon Smelting Co. Ltd., Class A	10,800	23,294
Shandong Linglong Tyre Co. Ltd., Class A	7,700	15,582
Shandong Nanshan Aluminum Co. Ltd., Class A	37,900	33,631
Shandong Publishing & Media Co. Ltd., Class A	13,000	16,748
Shandong Sun Paper Industry JSC Ltd., Class A	16,800	36,065
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	153,600	73,458
Shanghai Bailian Group Co. Ltd., Class A	15,600	19,172
Shanghai Construction Group Co. Ltd., Class A	55,900	22,172
Shanghai Electric Group Co. Ltd., Class H *	60,000	28,235
Shanghai Environment Group Co. Ltd., Class A	13,920	16,946
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	24,000	60,664
Shanghai Industrial Holdings Ltd.	37,000	66,297
Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,900	30,728
Shanghai Lingang Holdings Corp. Ltd., Class A	8,760	12,655
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	13,500	15,126
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	7,100	22,498
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	38,600	56,857
Shanghai Pudong Development Bank Co. Ltd., Class A	118,900	175,212
Shanghai Putailai New Energy Technology Group Co. Ltd.	8,900	41,201
Shanghai RAAS Blood Products Co. Ltd., Class A	37,200	31,340
Shanghai Rural Commercial Bank Co. Ltd., Class A	9,600	12,660
	SHARES	VALUE†
Shanghai Tunnel Engineering Co. Ltd., Class A	25,600	$23,569
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	18,000	11,960
Shanghai Zhonggu Logistics Co. Ltd., Class A	9,300	15,441
Shanxi Coal International Energy Group Co. Ltd., Class A	11,800	18,960
Shanxi Coking Coal Energy Group Co. Ltd., Class A	39,900	38,582
Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	16,700	15,858
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	16,200	31,775
Shanxi Meijin Energy Co. Ltd., Class A *	31,400	21,408
Shanxi Securities Co. Ltd., Class A	24,700	19,987
Shanxi Taigang Stainless Steel Co. Ltd., Class A *	34,300	21,549
Shenwan Hongyuan Group Co. Ltd., Class H ±	43,200	14,930
Shenzhen Agricultural Power Group Co. Ltd., Class A	15,600	16,665
Shenzhen Airport Co. Ltd., Class A	16,200	15,735
Shenzhen Aisidi Co. Ltd., Class A	14,200	26,845
Shenzhen Gas Corp. Ltd., Class A	22,300	22,790
Shenzhen International Holdings Ltd. @	116,804	106,210
Shenzhen Jinjia Group Co. Ltd., Class A *	10,602	5,617
Shenzhen Kaifa Technology Co. Ltd., Class A	5,900	22,026
Shenzhen Kangtai Biological Products Co. Ltd., Class A	8,900	17,921
Shenzhen Kinwong Electronic Co. Ltd., Class A	3,200	26,116
Shenzhen MTC Co. Ltd., Class A	42,300	57,925
Shenzhen Overseas Chinese Town Co. Ltd., Class A *	43,200	13,570
Shenzhen Tagen Group Co. Ltd., Class A	25,000	13,028
Shenzhen Yan Tian Port Holding Co. Ltd., Class A	28,200	18,737
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	4,900	22,485
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	31,900	28,260
Shenzhou International Group Holdings Ltd.	16,600	99,034
Shoucheng Holdings Ltd.	58,400	12,438
Shougang Fushan Resources Group Ltd.	193,116	68,467
Shui On Land Ltd.	183,500	11,935
Sichuan Hebang Biotechnology Co. Ltd., Class A *	84,300	34,290
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	3,600	18,078
Sichuan Road & Bridge Group Co. Ltd., Class A	28,840	42,040
Sichuan Yahua Industrial Group Co. Ltd., Class A	8,400	28,210
Sihuan Pharmaceutical Holdings Group Ltd.	98,000	16,997
Silergy Corp.	7,000	61,526
Sinofert Holdings Ltd.	244,000	47,299
Sinoma International Engineering Co., Class A	14,600	21,832
Sinomine Resource Group Co. Ltd., Class A	1,300	13,982

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
Sinopec Engineering Group Co. Ltd., Class H	111,000	$83,237
Sinopec Kantons Holdings Ltd.	44,000	22,894
Sinopec Shanghai Petrochemical Co. Ltd., Class H	178,000	27,922
Sinopharm Group Co. Ltd., Class H	100,800	259,675
Sinotrans Ltd., Class H	145,000	87,467
Sinotruk Hong Kong Ltd.	35,500	175,571
Sinotruk Jinan Truck Co. Ltd., Class A	2,800	9,018
SooChow Securities Co. Ltd., Class A	20,280	23,015
Southern Publishing & Media Co. Ltd., Class A	10,300	19,368
STO Express Co. Ltd., Class A	15,900	34,110
Sun Art Retail Group Ltd.	172,500	34,539
Sun King Technology Group Ltd.	54,000	10,881
Suning Universal Co. Ltd., Class A	32,100	9,804
Sunny Optical Technology Group Co. Ltd.	11,800	80,435
Sunshine Lake Pharma Co. Ltd., Class H *@	4,948	28,396
Suzhou Anjie Technology Co. Ltd., Class A	1,100	2,135
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	2,600	38,878
TangShan Port Group Co. Ltd., Class A	55,900	37,951
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	11,600	11,653
Tasly Pharmaceutical Group Co. Ltd., Class A	9,600	19,942
TBEA Co. Ltd., Class A	27,300	104,723
TCL Electronics Holdings Ltd.	50,667	82,451
TCL Technology Group Corp., Class A	78,540	48,546
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A *	16,000	20,335
Tencent Music Entertainment Group, Class A	20,400	96,729
Tian Di Science & Technology Co. Ltd., Class A	40,500	33,534
Tiangong International Co. Ltd.	100,000	39,535
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	30,700	15,732
Tianma Microelectronics Co. Ltd., Class A *	15,500	17,748
Tianneng Power International Ltd. @	74,000	69,648
Tianqi Lithium Corp., Class H *	5,400	31,638
Tianshan Aluminum Group Co. Ltd., Class A	18,200	46,869
Tianshui Huatian Technology Co. Ltd., Class A	9,400	15,839
Tinergy Chemical Co. Ltd., Class A	21,460	14,507
Titan Wind Energy Suzhou Co. Ltd., Class A	8,800	14,178
Tofflon Science & Technology Group Co. Ltd., Class A	3,500	7,235
Tomson Group Ltd.	1,426	426
Tong Ren Tang Technologies Co. Ltd., Class H	41,000	20,654
Tongcheng Travel Holdings Ltd.	16,000	36,729
Tongkun Group Co. Ltd., Class A	11,100	29,002
Tongling Nonferrous Metals Group Co. Ltd., Class A	49,000	41,210
Tongyu Heavy Industry Co. Ltd., Class A	40,800	19,667
Topsports International Holdings Ltd. ±	141,000	49,271
Transfar Zhilian Co. Ltd., Class A	27,553	22,894
TravelSky Technology Ltd., Class H	49,000	60,428
	SHARES	VALUE†
Trina Solar Co. Ltd., Class A *	13,541	$32,303
Trip.com Group Ltd., ADR *	6,319	314,623
Tsinghua Tongfang Co. Ltd., Class A *	20,700	23,672
Universal Scientific Industrial Shanghai Co. Ltd., Class A	6,300	30,095
Venustech Group, Inc., Class A *	6,700	12,405
Vipshop Holdings Ltd., ADR	22,586	355,052
Viva Biotech Holdings *@±	45,500	10,735
Wanhua Chemical Group Co. Ltd., Class A	14,300	164,462
Wanxiang Qianchao Co. Ltd., Class A	12,300	27,473
Wasion Holdings Ltd.	22,000	78,728
Wasu Media Holding Co. Ltd., Class A	20,700	22,144
Weibo Corp., ADR @	2,074	18,148
Weibo Corp., Class A	2,320	19,868
Weichai Power Co. Ltd., Class H	49,000	170,724
Wellhope Foods Co. Ltd., Class A	7,700	7,568
Wens Foodstuffs Group Co. Ltd., Class A	5,300	12,751
West China Cement Ltd. @	198,000	55,048
Western Securities Co. Ltd., Class A	22,600	23,816
Wharf Holdings Ltd. (The)	44,000	121,430
Wingtech Technology Co. Ltd., Class A *	3,900	17,704
Wuchan Zhongda Group Co. Ltd., Class A	29,100	21,820
Wushang Group Co. Ltd., Class A	12,600	15,631
Wuxi Biologics Cayman, Inc. *±	15,000	63,166
Wuxi Taiji Industry Ltd. Co., Class A	21,000	27,176
XCMG Construction Machinery Co. Ltd., Class A	47,400	69,163
Xi'An Shaangu Power Co. Ltd., Class A	19,200	27,988
Xiamen Bank Co. Ltd., Class A	14,900	16,500
Xiamen C & D, Inc., Class A	17,600	22,624
Xiamen ITG Group Corp. Ltd., Class A	17,300	16,027
Xiamen Tungsten Co. Ltd., Class A	3,700	29,790
Xiamen Xiangyu Co. Ltd., Class A	22,200	25,966
Xiaomi Corp., Class B *±	4,200	17,012
Xinfengming Group Co. Ltd., Class A	4,000	9,693
Xinhua Winshare Publishing and Media Co. Ltd., Class H	18,000	23,874
Xinxing Ductile Iron Pipes Co. Ltd., Class A	18,100	12,105
Xinyi Energy Holdings Ltd. @	224,901	34,132
Xinyi Solar Holdings Ltd. @	368,884	136,899
Xtep International Holdings Ltd.	108,430	61,812
Xuji Electric Co. Ltd., Class A	3,400	13,372
Yankuang Energy Group Co. Ltd., Class H @	86,000	159,800
Yantai Changyu Pioneer Wine Co. Ltd., Class A	3,700	10,316
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	3,200	44,839
Yiren Digital Ltd., ADR	4,574	7,867
Yixin Group Ltd. @±	126,500	34,363
Yixintang Pharmaceutical Group Co. Ltd., Class A	2,800	5,139
Yonfer Agricultural Technology Co. Ltd., Class A	6,900	15,661
YongXing Special Materials Technology Co. Ltd., Class A	2,400	25,993
Youngor Fashion Co. Ltd., Class A	11,500	12,768
YTO Express Group Co. Ltd., Class A	12,500	36,460
YUNDA Holding Group Co. Ltd., Class A	16,500	16,146
Yunnan Aluminium Co. Ltd., Class A	6,500	29,168
Yunnan Baiyao Group Co. Ltd., Class A	4,660	37,006
Yunnan Copper Co. Ltd., Class A	8,100	21,141
Yunnan Energy New Material Group Co. Ltd., Class A *	5,200	51,020
Yunnan Tin Co. Ltd., Class A	10,200	46,599

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
China (Continued)
ZCZL Industrial Technology Group Co. Ltd., Class H	21,400	$49,371
Zhefu Holding Group Co. Ltd., Class A	16,400	9,876
Zhejiang Chint Electrics Co. Ltd., Class A	13,100	61,914
Zhejiang Dahua Technology Co. Ltd., Class A	12,000	29,270
Zhejiang Hailiang Co. Ltd., Class A	19,700	39,638
Zhejiang Huayou Cobalt Co. Ltd., Class A	5,300	45,058
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	9,000	11,895
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	5,700	33,920
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	10,800	26,921
Zhejiang Longsheng Group Co. Ltd., Class A	19,300	36,347
Zhejiang Medicine Co. Ltd., Class A	10,400	24,193
Zhejiang NHU Co. Ltd., Class A	7,900	39,510
Zhejiang Orient Holdings Group Co. Ltd., Class A	17,420	14,096
Zhejiang Runtu Co. Ltd., Class A	19,400	31,649
Zhejiang Semir Garment Co. Ltd., Class A	21,700	17,057
Zhejiang Wanliyang Co. Ltd., Class A	11,400	12,987
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	14,980	23,181
Zheshang Securities Co. Ltd., Class A	13,300	18,598
Zhongjin Gold Corp. Ltd., Class A	10,900	42,144
Zhongshan Broad Ocean Motor Co. Ltd., Class A	22,200	29,436
Zhongsheng Group Holdings Ltd.	62,500	65,519
Zhongtai Securities Co. Ltd., Class A	15,500	13,619
Zhou Hei Ya International Holdings Co. Ltd. ±	54,000	9,573
Zhuhai Huafa Properties Co. Ltd., Class A	11,600	6,028
Zhuzhou CRRC Times Electric Co. Ltd., Class H	25,600	118,970
Zhuzhou Kibing Group Co. Ltd., Class A	10,500	8,861
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	14,700	12,597
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H @	85,800	94,650
ZTE Corp., Class H @	20,600	57,272
ZTO Express Cayman, Inc. @	19,700	473,582
		59,430,522
Colombia — 0.1%
Almacenes Exito SA	8,474	10,196
Corp. Financiera Colombiana SA *	19,558	85,714
Grupo Argos SA	16,280	73,919
Grupo de Inversiones Suramericana SA	5,605	75,981
		245,810
Czech Republic — 0.2%
CEZ AS	740	41,821
Komercni Banka AS	6,412	325,835
		367,656
Greece — 0.8%
Alpha Bank SA	151,965	556,807
Autohellas Tourist & Trading SA	1,582	19,858
	SHARES	VALUE†
Bank of Greece	859	$14,893
Fourlis Holdings SA	4,016	20,378
GEK Terna SA	1,337	52,326
Helleniq Energy Holdings SA	9,060	103,359
Motor Oil Hellas Corinth Refineries SA	5,094	224,329
Piraeus Bank SA	85,014	686,468
		1,678,418
Hong Kong — 0.2%
BOC Aviation Ltd. ±	10,700	105,414
China Zhongwang Holdings Ltd. @*§	154,000	—
CTEG @*§	98,000	—
Damai Entertainment Holdings Ltd. *	430,000	34,548
J&T Global Express Ltd. *	16,200	20,887
Jinmao Property Services Co. Ltd.	6,646	2,068
Kingboard Laminates Holdings Ltd.	30,500	74,449
LK Technology Holdings Ltd.	42,500	14,092
Lumena Newmat *§	5,599	—
Orient Overseas International Ltd.	7,000	124,178
Sino Biopharmaceutical Ltd.	24,000	18,028
Skyworth Group Ltd. *@	30,000	23,530
SSY Group Ltd. @	46,000	14,432
Yuexiu Property Co. Ltd. @	46,006	22,119
		453,745
Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	35,861	426,577
OTP Bank Nyrt	423	45,051
		471,628
India — 14.8%
Aarti Pharmalabs Ltd.	2,707	17,123
ACC Ltd.	5,493	72,548
Adani Power Ltd. *	40,280	63,829
Aditya Birla Capital Ltd. *	49,870	155,474
Advanced Enzyme Technologies Ltd.	3,035	8,185
Ahluwalia Contracts India Ltd.	1,765	12,108
Ajmera Realty & Infra India Ltd.	12,980	13,753
Alembic Pharmaceuticals Ltd.	4,429	31,052
Allcargo Global Ltd. *<>	19,940	4,892
Allcargo Logistics Ltd. *	19,940	1,522
Amara Raja Energy & Mobility Ltd.	10,842	77,090
Ambuja Cements Ltd.	36,667	155,155
Apollo Tyres Ltd.	31,532	137,183
Arvind Ltd.	13,452	47,724
Ashoka Buildcon Ltd. *	8,590	9,265
Aurobindo Pharma Ltd.	24,682	338,579
Avanti Feeds Ltd.	2,210	27,354
AvenuesAI Ltd. *	96,394	13,547
Axis Bank Ltd.	91,351	1,125,313
Axis Bank Ltd., GDR	12,180	747,852
Bajaj Consumer Care Ltd. *	9,060	32,964
Bajaj Holdings & Investment Ltd.	1,809	166,865
Balrampur Chini Mills Ltd.	8,487	44,069
Bandhan Bank Ltd. ±	54,816	81,529
Bank of Baroda	74,524	194,150
Bank of India	34,110	49,150
Bank of Maharashtra	39,556	25,561
Bharat Heavy Electricals Ltd.	27,580	71,459
Biocon Ltd.	11,002	41,758
Birla Corp. Ltd.	3,237	28,565
Birlasoft Ltd.	1,959	6,871

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
Bombay Burmah Trading Co.	1,162	$16,159
Can Fin Homes Ltd.	5,565	45,964
Canara Bank	128,930	168,080
Ceat Ltd.	1,302	44,613
Chambal Fertilizers and Chemicals Ltd.	13,907	62,615
Cholamandalam Financial Holdings Ltd.	5,275	76,081
CIE Automotive India Ltd.	6,907	32,391
Cipla Ltd.	24,545	316,230
City Union Bank Ltd.	30,829	77,813
CMS Info Systems Ltd.	9,549	26,976
Cochin Shipyard Ltd. ±	105	1,323
Container Corp. Of India Ltd.	8,811	39,388
Coromandel International Ltd.	1,848	37,350
CreditAccess Grameen Ltd. *	688	8,414
CSB Bank Ltd. *	3,753	13,414
Cyient Ltd.	3,556	28,227
Dalmia Bharat Ltd.	5,315	100,294
DCB Bank Ltd.	19,962	33,329
DCM Shriram Ltd.	2,904	34,444
Deepak Fertilisers & Petrochemicals Corp. Ltd.	4,535	43,605
Delhivery Ltd. *	10,201	44,311
Digitide Solutions Ltd. *	3,874	3,050
Dishman Carbogen Amcis Ltd. *	5,637	7,682
DLF Ltd.	16,547	87,891
Dr. Reddy's Laboratories Ltd., ADR	39,575	548,114
eClerx Services Ltd.	1,142	16,748
Edelweiss Financial Services Ltd.	23,512	24,690
EID Parry India Ltd. *	7,288	59,626
Electrosteel Castings Ltd.	23,821	18,580
EPL Ltd.	9,507	20,548
Escorts Kubota Ltd.	785	22,594
Eureka Forbes Ltd. *	1,532	7,155
Exide Industries Ltd.	26,178	79,432
Federal Bank Ltd.	144,130	395,546
FIEM Industries Ltd.	1,108	22,102
Finolex Cables Ltd.	3,624	29,573
Finolex Industries Ltd.	15,431	24,648
Firstsource Solutions Ltd.	6,425	13,761
Force Motors Ltd.	205	41,822
Fortis Healthcare Ltd.	4,364	36,900
G R Infraprojects Ltd.	1,719	14,318
GAIL India Ltd.	174,459	253,461
Gateway Distriparks Ltd.	25,136	13,476
GHCL Ltd.	5,253	23,416
GHCL Textiles Ltd.	5,527	3,803
Gland Pharma Ltd. ±	1,958	35,094
Glenmark Pharmaceuticals Ltd.	2,640	59,063
Godawari Power & Ispat Ltd.	11,830	33,476
Godfrey Phillips India Ltd.	1,053	20,766
Godrej Industries Ltd. *	1,769	14,025
Granules India Ltd.	7,725	50,504
Graphite India Ltd.	2,245	14,675
Grasim Industries Ltd.	17,291	463,226
Great Eastern Shipping Co. Ltd. (The)	8,516	127,109
Greaves Cotton Ltd.	5,025	6,388
Gujarat Ambuja Exports Ltd.	8,766	12,525
Gujarat Mineral Development Corp. Ltd.	5,595	33,385
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	8,187	31,613
Gujarat Pipavav Port Ltd.	19,498	29,253
Gujarat State Fertilizers & Chemicals Ltd.	15,178	22,307
Gujarat State Petronet Ltd.	23,082	55,485
	SHARES	VALUE†
HDFC Bank Ltd.	130,983	$1,015,011
HEG Ltd.	6,270	35,581
Hero MotoCorp Ltd.	1,670	89,091
Hindalco Industries Ltd.	143,996	1,348,130
IDFC First Bank Ltd.	279,140	173,196
IIFL Capital Services Ltd.	8,327	21,334
IIFL Finance Ltd.	9,954	44,822
India Cements Ltd. (The) *	5,546	20,041
India Glycols Ltd.	1,312	11,675
Indian Bank	14,634	130,836
Indian Railway Finance Corp. Ltd. ±	17,190	15,831
Indus Towers Ltd. *	92,068	403,318
IndusInd Bank Ltd. *	26,758	212,713
Info Edge India Ltd.	16,055	163,159
IRCON International Ltd. ±	18,858	22,902
J Kumar Infraprojects Ltd.	2,507	11,235
Jain Irrigation Systems Ltd. *	17,519	5,135
Jammu & Kashmir Bank Ltd. (The)	31,797	36,910
Jindal Saw Ltd.	28,522	55,180
Jindal Stainless Ltd.	16,836	125,673
Jindal Steel Ltd.	29,305	342,952
Jio Financial Services Ltd.	176,909	418,637
JK Lakshmi Cement Ltd.	4,751	28,096
JK Paper Ltd.	10,798	34,859
JK Tyre & Industries Ltd.	10,161	40,768
JM Financial Ltd.	40,467	48,540
JSW Energy Ltd.	15,508	77,173
JSW Steel Ltd.	24,208	284,579
Jubilant Pharmova Ltd.	7,273	61,881
Just Dial Ltd. *	1,076	5,533
Kalpataru Projects International Ltd.	7,183	80,048
Karnataka Bank Ltd. (The)	29,326	69,567
Karur Vysya Bank Ltd. (The)	43,450	132,848
Kaveri Seed Co. Ltd.	1,897	15,900
Kirloskar Oil Engines Ltd.	798	11,141
KNR Constructions Ltd.	11,124	13,253
Kotak Mahindra Bank Ltd.	144,350	537,230
KRBL Ltd.	2,296	6,826
L&T Finance Ltd.	72,832	185,173
Larsen & Toubro Ltd., GDR	24,321	903,525
LG Balakrishnan & Bros Ltd.	1,438	24,894
LIC Housing Finance Ltd.	24,147	126,350
LT Foods Ltd.	12,007	45,712
Lupin Ltd.	4,573	111,470
Maharashtra Seamless Ltd.	3,116	18,430
Mahindra & Mahindra Financial Services Ltd.	52,526	158,549
Mahindra & Mahindra Ltd.	30,033	938,492
Man Infraconstruction Ltd.	4,652	3,919
Manappuram Finance Ltd.	42,964	113,832
Maruti Suzuki India Ltd.	3,107	401,278
MAS Financial Services Ltd. ±	3,106	9,267
Mastek Ltd.	960	13,642
MOIL Ltd.	5,661	16,801
Motilal Oswal Financial Services Ltd.	5,746	38,402
MRF Ltd.	119	161,596
Muthoot Finance Ltd.	1,358	45,673
Natco Pharma Ltd.	5,577	57,344
National Aluminium Co. Ltd.	52,829	215,524
Nava Ltd.	7,969	44,861
NCC Ltd.	36,382	50,218
NESCO Ltd.	965	10,157
NIIT Learning Systems Ltd.	2,427	6,704
NMDC Ltd.	253,182	203,669
NMDC Steel Ltd. *	47,585	16,701

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
India (Continued)
NOCIL Ltd.	7,374	$11,895
Nuvoco Vistas Corp. Ltd. *	2,511	7,389
Oberoi Realty Ltd.	4,520	67,327
Onesource Specialty Pharma Ltd. *	754	11,606
Orient Cement Ltd.	4,032	5,222
Patel Engineering Ltd. *	56,276	13,201
PCBL Chemical Ltd.	11,386	28,967
Petronet LNG Ltd.	67,706	177,030
Piramal Finance Ltd. *	4,265	81,501
Piramal Pharma Ltd.	29,025	41,832
PNB Housing Finance Ltd. ±	10,969	87,892
PNC Infratech Ltd.	7,840	13,307
Polyplex Corp. Ltd.	2,048	16,086
Power Finance Corp. Ltd.	121,886	487,679
Power Mech Projects Ltd.	484	8,878
Prestige Estates Projects Ltd.	5,562	66,147
PTC India Ltd.	17,788	29,481
Punjab National Bank	135,010	143,481
PVR Inox Ltd. *	4,239	40,804
Ramco Cements Ltd. (The)	5,843	55,751
Rashtriya Chemicals & Fertilizers Ltd.	16,695	18,737
Raymond Lifestyle Ltd. *	2,620	21,049
Raymond Ltd. *	3,276	11,123
Raymond Realty Ltd. *	3,276	12,987
RBL Bank Ltd. ±	35,444	108,370
REC Ltd.	124,810	401,674
Redington Ltd.	57,900	120,838
Reliance Industries Ltd.	386,323	5,491,683
Reliance Power Ltd. *	164,619	35,354
Repco Home Finance Ltd.	1,643	5,976
Rhi Magnesita India Ltd.	2,246	8,160
RITES Ltd.	5,510	10,233
Sammaan Capital Ltd. *	6,273	9,838
Samvardhana Motherson International Ltd.	189,179	209,625
Sandur Manganese & Iron Ores Ltd. (The)	5,340	9,637
Sarda Energy & Minerals Ltd.	2,267	12,190
Shipping Corp. of India Land & Assets Ltd., Spin-off Shares	14,166	5,247
Shipping Corp. of India Ltd.	14,166	32,992
Shree Cement Ltd.	9	2,182
Shriram Finance Ltd.	48,957	448,697
Shriram Pistons & Rings Ltd.	500	15,828
Shyam Metalics & Energy Ltd.	2,791	22,687
Sobha Ltd.	1,677	20,740
South Indian Bank Ltd. (The)	83,493	30,361
Star Cement Ltd.	7,280	15,616
State Bank of India	69,305	716,660
State Bank of India, GDR	8,728	923,422
Steel Authority of India Ltd.	89,762	142,883
Strides Pharma Science Ltd.	5,470	53,608
Sun Pharmaceutical Industries Ltd.	12,139	225,506
Sun TV Network Ltd.	7,133	42,528
Sunteck Realty Ltd.	5,951	17,066
Tamilnad Mercantile Bank Ltd.	4,102	25,084
Tata Chemicals Ltd.	12,988	80,223
Tata Consumer Products Ltd.	5,391	57,605
Tata Motors Ltd. *	131,488	546,199
Tata Motors Passenger Vehicles Ltd.	131,488	411,729
Tata Steel Ltd.	430,140	868,862
	SHARES	VALUE†
Tata Steel Ltd., GDR	6,923	$145,383
Texmaco Rail & Engineering Ltd.	11,707	9,738
Time Technoplast Ltd.	11,270	18,830
Transport Corp. of India Ltd.	1,896	18,490
Triveni Engineering & Industries Ltd.	4,797	19,016
Tube Investments of India Ltd.	320	8,468
Union Bank of India Ltd.	81,852	141,519
UPL Ltd.	34,451	206,491
Usha Martin Ltd.	8,223	33,924
VA Tech Wabag Ltd.	2,756	33,703
Vardhman Textiles Ltd.	8,165	44,816
Vedanta Ltd.	7,667	53,233
Voltamp Transformers Ltd.	223	20,389
Welspun Corp. Ltd.	7,360	62,850
Welspun Enterprises Ltd.	1,530	6,646
Welspun Living Ltd.	30,266	34,303
Wipro Ltd.	133,330	262,868
Wipro Ltd., ADR	29,490	62,519
Wockhardt Ltd. *	2,598	32,176
Yes Bank Ltd. *	581,105	105,868
Zee Entertainment Enterprises Ltd.	70,032	53,162
Zensar Technologies Ltd.	5,610	30,487
Zydus Lifesciences Ltd.	10,313	95,564
Zydus Wellness Ltd.	5,525	24,757
		32,019,002
Indonesia — 1.5%
Alamtri Minerals Indonesia Tbk. PT	382,600	44,689
Alamtri Resources Indonesia Tbk. PT	790,300	119,978
Aneka Tambang Tbk. PT	434,200	89,423
Aspirasi Hidup Indonesia Tbk. PT	625,900	13,922
Astra Agro Lestari Tbk. PT	28,600	12,706
Astra International Tbk. PT	1,657,900	609,719
Bank Mandiri Persero Tbk. PT	594,600	165,142
Bank Negara Indonesia Persero Tbk. PT	1,037,332	229,508
Bank OCBC Nisp Tbk. PT	223,000	19,224
Bank Pan Indonesia Tbk. PT	399,700	22,226
Bank Tabungan Negara Persero Tbk. PT	537,509	39,694
BFI Finance Indonesia Tbk. PT	108,300	4,525
Bukalapak.com Tbk. PT *	3,549,800	29,034
Bukit Asam Persero Tbk. PT	339,600	63,546
Bumi Resources Minerals Tbk. PT *	520,100	22,341
Bumi Resources Tbk. PT *	2,671,800	33,959
Bumi Serpong Damai Tbk. PT *	435,700	18,972
Ciputra Development Tbk. PT	924,577	38,627
Dayamitra Telekomunikasi PT	1,395,200	44,743
Dharma Satya Nusantara Tbk. PT	140,700	13,992
Elang Mahkota Teknologi Tbk. PT	594,000	26,739
Energi Mega Persada Tbk. PT *	951,500	85,383
Erajaya Swasembada Tbk. PT	1,042,500	23,188
ESSA Industries Indonesia Tbk. PT	517,700	21,629
Gudang Garam Tbk. PT	52,600	43,641
Hanson International Tbk. PT *§	5,335,700	—
Indah Kiat Pulp & Paper Tbk. PT	218,300	130,380
Indika Energy Tbk. PT	195,300	36,429
Indo Tambangraya Megah Tbk. PT	37,400	65,416
Indocement Tunggal Prakarsa Tbk. PT	129,800	38,571
Indofood Sukses Makmur Tbk. PT	407,500	152,262
Japfa Comfeed Indonesia Tbk. PT	397,600	54,980
Medco Energi Internasional Tbk. PT	1,095,352	117,627
Merdeka Battery Materials Tbk. PT *	337,300	14,489

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Indonesia (Continued)
Metrodata Electronics Tbk. PT	524,800	$17,447
Mitra Adiperkasa Tbk. PT	620,000	43,961
Pabrik Kertas Tjiwi Kimia Tbk. PT	92,300	48,337
Pakuwon Jati Tbk. PT	1,135,800	22,590
Panin Financial Tbk. PT *	1,207,600	16,628
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	154,500	13,091
Samudera Indonesia Tbk. PT	979,900	19,950
Sarana Menara Nusantara Tbk. PT	1,152,200	33,086
Semen Indonesia Persero Tbk. PT	315,724	45,702
Sri Rejeki Isman Tbk. PT *§	996,900	—
Sumber Tani Agung Resources Tbk. PT	162,900	12,317
Summarecon Agung Tbk. PT	932,100	18,100
Surya Citra Media Tbk. PT	1,066,200	16,312
Surya Semesta Internusa Tbk. PT	303,100	23,988
Trimegah Bangun Persada Tbk. PT	478,700	30,562
Triputra Agro Persada PT	285,700	31,941
Ultrajaya Milk Industry & Trading Co. Tbk. PT	131,500	11,761
United Tractors Tbk. PT	148,200	270,770
Vale Indonesia Tbk. PT	184,400	58,051
XLSMART Telecom Sejahtera Tbk. PT	202,066	35,076
		3,216,374
Korea — 16.0%
Amorepacific Corp.	738	66,108
Amorepacific Holdings Corp.	1,044	18,847
BH Co. Ltd.	1,193	15,617
BNK Financial Group, Inc.	15,620	182,445
Cheil Worldwide, Inc.	1,499	18,566
CJ CheilJedang Corp.	610	86,224
CJ Corp.	1,142	140,919
CJ ENM Co. Ltd. *	799	29,474
CJ Logistics Corp.	649	43,813
Daesang Corp.	2,426	31,520
Daewoo Engineering & Construction Co. Ltd. *	18,960	192,490
Daishin Securities Co. Ltd.	697	16,041
Daou Technology, Inc.	2,149	60,542
DB HiTek Co. Ltd.	1,524	78,108
DB Insurance Co. Ltd.	941	100,634
DL E&C Co. Ltd.	1,344	58,616
DL Holdings Co. Ltd. *	1,071	42,234
DN Automotive Corp.	314	7,821
Dong-A Socio Holdings Co. Ltd.	303	18,615
Dongjin Semichem Co. Ltd.	1,047	30,248
Dongkuk Holdings Co. Ltd.	1,150	7,283
Dongkuk Steel Mill Co. Ltd.	3,583	20,843
Dongwon Industries Co. Ltd.	1,371	33,925
Doosan Bobcat, Inc.	3,756	139,533
DoubleUGames Co. Ltd.	604	19,599
E-MART, Inc.	1,021	63,794
ENF Technology Co. Ltd.	555	16,922
Green Cross Corp.	119	11,102
GS Engineering & Construction Corp.	2,015	33,021
GS Holdings Corp.	3,044	126,796
GS P&L Co. Ltd.	729	20,085
GS Retail Co. Ltd.	3,073	43,939
HAESUNG DS Co. Ltd.	586	17,886
Hana Financial Group, Inc.	16,805	1,169,597
Hanil Holdings Co. Ltd.	1,021	11,172
Hankook Tire & Technology Co. Ltd.	5,220	184,378
Hanon Systems *	14,434	35,245
	SHARES	VALUE†
Hanwha Corp.	1,555	$108,733
Hanwha Galleria Corp. *	4,602	7,166
Hanwha Investment & Securities Co. Ltd. *	5,680	23,919
Hanwha Life Insurance Co. Ltd. *	20,246	58,558
Hanwha Solutions Corp. *	6,070	147,227
Harim Holdings Co. Ltd.	2,243	19,843
HD Construction Equipment Co. Ltd.	647	52,845
HD Hyundai Co. Ltd.	1,757	274,164
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	918	206,178
HDC Holdings Co. Ltd.	2,781	50,385
HDC Hyundai Development Co-Engineering & Construction	2,554	34,100
HK inno N Corp.	967	30,967
HL Holdings Corp.	389	10,616
HL Mando Co. Ltd.	1,823	58,380
HMM Co. Ltd.	14,834	189,535
Hotel Shilla Co. Ltd. *	317	9,107
HS Hyosung Advanced Materials Corp.	80	11,491
Hy-Lok Corp.	918	20,947
Hyosung Corp.	537	45,052
Hyosung TNC Corp.	121	29,941
Hyundai Department Store Co. Ltd.	867	44,832
Hyundai Engineering & Construction Co. Ltd.	3,290	305,232
Hyundai Glovis Co. Ltd.	1,450	196,438
Hyundai Marine & Fire Insurance Co. Ltd. *	3,214	63,266
Hyundai Mobis Co. Ltd.	2,365	583,665
Hyundai Motor Co.	6,734	1,958,670
Hyundai Steel Co.	4,416	97,019
Hyundai Wia Corp. *	941	47,368
iM Financial Group Co. Ltd.	7,519	82,031
Industrial Bank of Korea	19,140	266,797
Innocean Worldwide, Inc.	1,076	12,652
JB Financial Group Co. Ltd.	5,577	108,143
Kakao Corp.	5,799	173,404
Kangwon Land, Inc.	2,189	24,139
KB Financial Group, Inc., ADR	16,090	1,604,656
KCC Corp.	293	92,205
KEPCO Plant Service & Engineering Co. Ltd.	484	17,538
KG Mobility Co. *	4,088	8,888
Kia Corp.	18,947	1,796,170
KIWOOM Securities Co. Ltd.	158	42,346
Kolon Industries, Inc.	1,434	68,346
Korea Electric Terminal Co. Ltd.	682	33,752
Korea Investment Holdings Co. Ltd.	1,347	178,087
Korea Line Corp. *	16,631	26,005
Korea Zinc Co. Ltd.	123	114,195
Korean Air Lines Co. Ltd.	8,699	133,752
Korean Reinsurance Co.	12,649	101,083
Krafton, Inc.	424	70,591
KT&G Corp.	2,362	245,507
Kumho Petrochemical Co. Ltd.	829	63,813
Kumho Tire Co., Inc. *	3,713	14,424
LG Chem Ltd.	2,583	504,239
LG Corp.	4,087	220,941
LG Display Co. Ltd. *	16,033	113,576
LG Display Co. Ltd., ADR *	8,853	34,350
LG Electronics, Inc.	7,988	550,735
LG H&H Co. Ltd.	398	64,183
LG Innotek Co. Ltd.	903	173,036
LG Uplus Corp.	13,733	139,244
Lotte Chilsung Beverage Co. Ltd.	290	21,585
Lotte Corp.	1,582	28,197

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Korea (Continued)
LOTTE Fine Chemical Co. Ltd.	1,517	$48,383
Lotte Shopping Co. Ltd.	641	45,282
Lotte Wellfood Co. Ltd.	167	12,114
LS Corp.	730	122,012
LX Holdings Corp.	2,593	13,374
LX International Corp.	2,607	77,019
LX Semicon Co. Ltd.	567	17,917
Mirae Asset Life Insurance Co. Ltd. *	5,257	55,362
Mirae Asset Securities Co. Ltd.	4,500	180,981
Misto Holdings Corp.	576	15,419
NAVER Corp.	3,244	426,772
NCSoft Corp.	224	32,759
Netmarble Corp. ±	1,270	40,795
NH Investment & Securities Co. Ltd.	5,453	105,382
NICE Holdings Co. Ltd.	2,345	19,965
NongShim Co. Ltd.	135	32,347
OCI Co. Ltd.	450	27,617
OCI Holdings Co. Ltd.	700	85,829
Orion Corp.	1,129	94,351
Orion Holdings Corp.	2,572	38,622
Otoki Corp.	131	30,748
Pan Ocean Co. Ltd.	22,750	72,707
Paradise Co. Ltd.	1,846	19,404
Partron Co. Ltd.	1,897	9,438
Poongsan Corp.	575	32,548
POSCO Holdings, Inc.	854	185,392
POSCO Holdings, Inc., ADR	9,207	538,517
S-Oil Corp. *	2,562	176,136
Samsung C&T Corp.	3,438	569,016
Samsung Card Co. Ltd.	2,083	72,214
Samsung E&A Co. Ltd.	3,314	77,243
Samsung Electro-Mechanics Co. Ltd.	443	117,861
Samsung Electronics Co. Ltd.	17,972	1,961,883
Samsung Electronics Co. Ltd., GDR	3,499	9,923,164
Samsung Fire & Marine Insurance Co. Ltd.	280	80,528
Samsung Life Insurance Co. Ltd.	1,326	182,237
Samsung SDI Co. Ltd. *	2,650	705,905
Samsung SDS Co. Ltd.	1,357	132,984
Samsung Securities Co. Ltd.	2,235	134,831
SeAH Steel Holdings Corp.	136	16,924
Sebang Global Battery Co. Ltd.	697	27,076
Seegene, Inc.	1,002	14,294
SGC Energy Co. Ltd.	395	14,855
Shinhan Financial Group Co. Ltd.	17,905	1,025,214
Shinhan Financial Group Co. Ltd., ADR	914	56,046
Shinsegae, Inc.	629	123,406
SK Chemicals Co. Ltd.	314	10,783
SK Discovery Co. Ltd.	867	28,869
SK Gas Ltd.	175	30,735
SK Innovation Co. Ltd.	2,567	182,178
SK Networks Co. Ltd.	12,838	41,239
SK, Inc.	1,745	342,928
SL Corp.	1,820	65,830
SNT Motiv Co. Ltd.	1,079	22,543
Sungwoo Hitech Co. Ltd.	3,959	21,712
Unid Co. Ltd.	167	8,766
Woori Financial Group, Inc.	45,228	946,403
Youngone Corp.	1,446	74,110
	SHARES	VALUE†
Youngone Holdings Co. Ltd.	397	$56,764
		34,633,989
Kuwait — 0.0%
Agility Global PLC	243,775	91,582
Malaysia — 1.5%
Aeon Co. M Bhd.	29,400	7,769
AEON Credit Service M Bhd.	8,100	10,823
AFFIN Bank Bhd.	47,901	29,221
Alliance Bank Malaysia Bhd.	81,811	97,389
AMMB Holdings Bhd.	191,687	311,983
Axiata Group Bhd.	226,300	123,518
Bank Islam Malaysia Bhd.	68,600	40,662
Batu Kawan Bhd.	16,500	86,799
Berjaya Corp. Bhd. *	166,400	10,685
Bumi Armada Bhd.	264,700	22,554
CIMB Group Holdings Bhd.	131,573	245,339
Dayang Enterprise Holdings Bhd.	27,900	13,092
Dialog Group Bhd.	37,200	20,120
Eco World Development Group Bhd.	67,900	34,042
Genting Bhd.	152,000	83,714
Genting Malaysia Bhd.	258,200	113,508
Genting Plantations Bhd.	23,600	30,600
HAP Seng Consolidated Bhd.	14,800	9,869
Hartalega Holdings Bhd. *	69,700	19,796
Hibiscus Petroleum Bhd.	56,080	31,302
Hong Leong Bank Bhd.	11,500	62,201
Hong Leong Financial Group Bhd.	17,621	82,513
IJM Corp. Bhd.	181,760	98,309
IOI Properties Group Bhd.	75,850	62,194
Kossan Rubber Industries Bhd.	73,800	21,872
Kuala Lumpur Kepong Bhd.	2,100	11,151
Magnum Bhd.	86,961	26,417
Mah Sing Group Bhd.	125,685	31,041
Malayan Cement Bhd.	14,900	22,263
Malaysian Resources Corp. Bhd.	142,600	9,333
Matrix Concepts Holdings Bhd.	96,300	30,205
MBM Resources Bhd.	12,500	14,818
MBSB Bhd.	205,001	32,909
Mega First Corp. Bhd.	37,600	26,559
MISC Bhd.	94,320	196,607
MKH Bhd.	36,950	8,396
MKH Oil Palm East Kalimantan Bhd.	5,278	789
Oriental Holdings Bhd.	25,760	45,489
OSK Holdings Bhd.	111,682	43,581
Petronas Chemicals Group Bhd.	133,400	199,985
PPB Group Bhd.	37,500	111,139
RHB Bank Bhd.	145,390	303,060
Sarawak Oil Palms Bhd.	30,750	35,694
Scientex Bhd.	27,300	22,857
Sime Darby Bhd.	263,700	147,187
Sime Darby Property Bhd.	246,600	76,130
SP Setia Bhd. Group	143,480	30,652
Ta Ann Holdings Bhd.	12,260	16,442
Top Glove Corp. Bhd.	291,800	49,726
TSH Resources Bhd. *	43,000	14,762
UOA Development Bhd.	20,387	9,063
WCT Holdings Bhd. *	52,300	4,650
Yinson Holdings Bhd.	54,899	30,507
YTL Corp. Bhd.	81,160	33,875
		3,255,161

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Mexico — 1.8%
Alpek SAB de CV *	68,614	$43,451
Banco del Bajio SA ±	42,751	132,120
Cemex SAB de CV	685,631	784,977
Cemex SAB de CV, ADR	12,231	139,923
Controladora AXTEL SAB DE CV *	260,453	11,582
Corp. Actinver SAB de CV	15,700	19,096
El Puerto de Liverpool SAB de CV, Class C1	7,251	43,491
Fomento Economico Mexicano SAB de CV	13,622	150,972
Genomma Lab Internacional SAB de CV, Class B	42,530	43,092
Grupo Bimbo SAB de CV, Series A	49,270	165,021
Grupo Carso SAB de CV, Series A1	10,719	80,487
Grupo Comercial Chedraui SA de CV	6,957	40,722
Grupo Financiero Banorte SAB de CV, Class O	75,782	839,128
Grupo Financiero Inbursa SAB de CV, Class O	74,270	187,177
Grupo Traxion SAB de CV *±	22,512	16,881
Industrias CH SAB de CV, Series B *	23,916	228,071
La Comer SAB de CV	19,443	46,039
Megacable Holdings SAB de CV	59,163	204,857
Nemak SAB de CV *±	220,070	42,975
Operadora De Sites Mexicanos SAB de CV, Class A-1	39,941	38,263
Orbia Advance Corp. SAB de CV *	51,451	62,064
Organizacion Soriana SAB de CV, Class B	44,134	88,130
Promotora y Operadora de Infraestructura SAB de CV	9,454	153,175
Promotora y Operadora de Infraestructura SAB de CV, Class L	1,600	18,122
Regional SAB de CV	18,632	159,894
Sigma Foods SAB de CV	221,384	221,471
		3,961,181
Philippines — 0.4%
Alliance Global Group, Inc.	253,300	37,443
Ayala Corp.	12,590	104,347
Ayala Land, Inc.	354,500	94,183
China Banking Corp.	60,526	63,764
DMCI Holdings, Inc.	157,300	25,841
First Philippine Holdings Corp.	26,510	31,899
GT Capital Holdings, Inc.	7,512	64,300
JG Summit Holdings, Inc.	181,683	82,543
LT Group, Inc.	132,300	31,926
Megaworld Corp.	1,004,700	34,731
Metropolitan Bank & Trust Co.	133,237	139,268
Puregold Price Club, Inc.	46,600	31,450
Rizal Commercial Banking Corp.	47,790	18,487
Robinsons Land Corp.	76,255	21,841
San Miguel Corp.	41,650	49,226
Security Bank Corp.	30,510	32,745
Top Frontier Investment Holdings, Inc. *	4,630	4,039
Union Bank of the Philippines	66,330	26,095
		894,128
Poland — 1.4%
AB SA	845	27,452
Alior Bank SA	6,859	204,447
Asseco Poland SA	1,190	54,304
Bank Handlowy w Warszawie SA	1,630	48,476
Bank Polska Kasa Opieki SA	715	41,892
BNPP Bank Polska SA	811	31,678
Echo Investment SA	1,732	2,454
	SHARES	VALUE†
Enea SA	30,606	$202,820
Inter Cars SA	369	66,003
KGHM Polska Miedz SA *	5,853	422,396
Mirbud SA	5,445	16,340
ORLEN SA	38,019	1,375,861
PGE Polska Grupa Energetyczna SA *	74,035	210,007
Tauron Polska Energia SA *	125,505	347,047
		3,051,177
Russia — 0.0%
Gazprom PJSC, ADR *§	162,760	—
Lukoil PJSC, ADR *§	15,271	—
RusHydro PJSC, ADR *§	61,905	—
VTB Bank PJSC, GDR *§	92,145	—
		—
Singapore — 0.0%
China XLX Fertiliser Ltd.	44,000	61,220
South Africa — 3.7%
Absa Group Ltd.	55,314	788,428
AECI Ltd.	8,481	57,283
African Rainbow Minerals Ltd.	5,623	76,722
Altron Ltd., Class A	18,636	21,895
Aspen Pharmacare Holdings Ltd.	13,064	101,447
Astral Foods Ltd.	2,628	39,597
Bidvest Group Ltd. @	10,207	137,260
Blu Label Unlimited Group Ltd.	20,177	9,945
DataTec Ltd.	25,785	106,729
Exxaro Resources Ltd.	16,672	221,311
Foschini Group Ltd. (The) @	27,805	115,961
Grindrod Ltd.	40,655	45,049
Impala Platinum Holdings Ltd. @	25,645	362,110
Investec Ltd.	8,961	67,552
KAP Ltd. *	82,431	9,938
Kumba Iron Ore Ltd.	3,174	59,894
Lewis Group Ltd.	3,337	15,579
Life Healthcare Group Holdings Ltd.	73,116	49,907
Momentum Group Ltd.	81,624	173,414
Motus Holdings Ltd.	16,747	114,796
MTN Group Ltd.	81,206	937,975
Naspers Ltd., Class N	19,458	991,181
Nedbank Group Ltd.	25,556	402,885
Netcare Ltd.	99,919	97,550
Northam Platinum Holdings Ltd.	4,836	97,204
Oceana Group Ltd.	10,541	33,016
Old Mutual Ltd.	382,492	311,938
Omnia Holdings Ltd.	16,030	90,470
Pepkor Holdings Ltd. ±	170,124	227,217
Pick n Pay Stores Ltd. *@	32,290	36,448
PPC Ltd.	93,872	32,953
Raubex Group Ltd.	16,897	48,640
Reunert Ltd.	12,692	48,874
Sanlam Ltd.	21,829	114,787
Sappi Ltd. *@	59,313	59,133
Sasol Ltd. *	35,005	466,223
Sibanye Stillwater Ltd.	17,852	53,847
Southern Sun Ltd.	54,046	32,579
Standard Bank Group Ltd.	62,830	1,130,448
Super Group Ltd.	29,786	29,995
Telkom SA SOC Ltd.	28,405	98,705
Thungela Resources Ltd.	6,203	61,468
Valterra Platinum Ltd.	660	54,645
Zeda Ltd.	20,449	16,073
		8,049,071

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan — 22.4%
91APP, Inc.	8,000	$14,889
AcBel Polytech, Inc.	51,000	72,743
Acer, Inc.	165,884	141,393
Acter Group Corp. Ltd.	1,000	21,520
Actron Technology Corp.	3,000	11,167
ADATA Technology Co. Ltd.	20,450	214,287
Advanced International Multitech Co. Ltd.	8,000	15,540
Advanced Power Electronics Corp.	1,000	3,022
Advanced Wireless Semiconductor Co.	8,000	29,528
Advancetek Enterprise Co. Ltd.	13,000	10,613
Allied Supreme Corp. *	3,000	20,316
Alltek Technology Corp.	10,000	12,965
Alltop Technology Co. Ltd.	3,000	25,336
Alpha Networks, Inc.	11,000	12,060
Altek Corp.	14,014	15,386
Ambassador Hotel (The)	14,000	18,370
AMPOC Far-East Co. Ltd.	8,864	29,251
AmTRAN Technology Co. Ltd.	58,106	56,797
Apex International Co. Ltd. *	20,286	25,476
Arcadyan Technology Corp.	11,000	52,299
Ardentec Corp.	39,092	190,141
Argosy Research, Inc.	3,000	14,216
ASE Technology Holding Co. Ltd.	233,000	2,394,135
Asia Cement Corp.	134,269	145,735
Asia Optical Co., Inc.	11,000	41,633
ASMedia Technology, Inc.	1,000	33,312
ASROCK, Inc.	2,000	12,637
Asustek Computer, Inc.	36,000	618,205
AUO Corp.	396,400	179,787
Axiomtek Co. Ltd.	8,000	20,094
Bank of Kaohsiung Co. Ltd.	66,544	25,081
BES Engineering Corp. *	95,577	39,463
Bioteque Corp.	3,000	10,932
Bizlink Holding, Inc.	2,108	114,730
Bora Pharmaceuticals Co. Ltd.	2,000	27,463
Brighton-Best International Taiwan, Inc.	17,000	18,000
Capital Securities Corp.	152,437	130,647
Catcher Technology Co. Ltd.	26,000	152,893
Cathay Financial Holding Co. Ltd.	471,170	1,036,073
Cathay Real Estate Development Co. Ltd.	41,000	28,983
Cenra, Inc.	9,500	9,717
Center Laboratories, Inc.	12,608	15,972
Century Iron & Steel Industrial Co. Ltd.	6,000	21,020
Chailease Holding Co. Ltd.	105,603	361,699
Chang Hwa Commercial Bank Ltd.	332,606	212,235
Chang Wah Electromaterials, Inc.	20,000	26,619
Chang Wah Technology Co. Ltd.	11,000	16,068
Channel Well Technology Co. Ltd.	13,000	22,609
Charoen Pokphand Enterprise	12,000	50,673
CHC Healthcare Group	7,000	6,602
Cheng Loong Corp.	82,000	49,759
Cheng Shin Rubber Industry Co. Ltd.	131,000	127,435
Chia Hsin Cement Corp.	22,440	9,476
Chicony Electronics Co. Ltd.	30,000	112,136
Chicony Power Technology Co. Ltd.	6,000	13,569
Chin-Poon Industrial Co. Ltd.	36,000	57,429
China Airlines Ltd.	278,111	155,714
China Bills Finance Corp.	89,000	46,769
China Man-Made Fiber Corp. *	72,018	16,827
	SHARES	VALUE†
China Metal Products	31,000	$20,848
China Motor Corp.	22,478	38,952
China Steel Chemical Corp.	8,000	22,021
China Steel Corp.	536,800	317,345
Chipbond Technology Corp.	42,000	91,304
ChipMOS Technologies, Inc.	28,897	48,448
ChipMOS Technologies, Inc., ADR	328	11,736
Chong Hong Construction Co. Ltd.	12,774	31,166
Chun Yuan Steel Industry Co. Ltd.	30,000	23,225
Chung-Hsin Electric & Machinery Manufacturing Corp.	20,000	89,459
Cleanaway Co. Ltd.	60,000	55,177
Clevo Co.	28,000	32,668
CMC Magnetics Corp.	31,979	10,653
Co-Tech Development Corp.	3,000	22,193
Compal Electronics, Inc.	288,000	242,778
Compeq Manufacturing Co. Ltd.	96,000	744,698
Concord Securities Co. Ltd.	42,735	21,855
Continental Holdings Corp.	42,000	29,033
Coretronic Corp.	15,800	36,176
CTBC Financial Holding Co. Ltd.	518,280	831,647
CTCI Corp.	36,306	40,258
CyberPower Systems, Inc.	2,000	10,510
D-Link Corp.	15,640	7,240
DA CIN Construction Co. Ltd.	21,200	46,750
Da-Li Development Co. Ltd.	14,376	21,067
Darfon Electronics Corp.	17,000	14,331
Depo Auto Parts Ind Co. Ltd.	8,000	33,156
Dimerco Express Corp.	8,000	19,518
Dynamic Holding Co. Ltd.	21,356	116,900
E Ink Holdings, Inc.	35,000	149,437
E.Sun Financial Holding Co. Ltd.	114,131	113,346
Eclat Textile Co. Ltd.	9,000	92,900
ECOVE Environment Corp.	2,000	18,048
Edom Technology Co. Ltd. *	10,000	10,776
Elan Microelectronics Corp.	13,000	49,609
Ennoconn Corp.	4,116	34,890
EnTie Commercial Bank Co. Ltd.	68,000	27,438
Eternal Materials Co. Ltd.	42,300	76,211
Eva Airways Corp.	241,478	256,433
Evergreen Aviation Technologies Corp.	11,000	50,235
Evergreen International Storage & Transport Corp.	27,000	42,649
Evergreen Marine Corp. Taiwan Ltd.	70,583	440,454
EVERGREEN Steel Corp.	13,000	39,362
Everlight Chemical Industrial Corp.	56,000	63,672
Everlight Electronics Co. Ltd.	32,000	66,863
Excelsior Medical Co. Ltd.	14,350	34,562
Far Eastern Department Stores Ltd.	56,220	39,918
Far Eastern International Bank	161,146	62,755
Far Eastern New Century Corp.	185,338	152,468
Far EasTone Telecommunications Co. Ltd.	99,000	284,582
Farglory Land Development Co. Ltd.	26,721	58,925
Feng Hsin Steel Co. Ltd.	17,000	32,649
Feng TAY Enterprise Co. Ltd.	19,000	47,604
First Financial Holding Co. Ltd.	610,444	538,459
FIT Holding Co. Ltd.	9,000	6,095
Fitipower Integrated Technology, Inc.	5,600	26,625
Flytech Technology Co. Ltd.	5,000	15,077
FocalTech Systems Co. Ltd.	8,000	11,861
Forcecon Tech Co. Ltd.	5,913	13,890

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Formosa Advanced Technologies Co. Ltd.	20,000	$36,409
Formosa Chemicals & Fibre Corp.	152,000	213,713
Formosa Petrochemical Corp.	61,000	105,133
Formosa Plastics Corp.	168,000	241,201
Formosa Sumco Technology Corp.	5,000	20,410
Formosa Taffeta Co. Ltd.	49,000	25,289
Formosan Union Chemical Corp.	48,179	26,825
Foxconn Technology Co. Ltd.	16,127	25,474
Foxsemicon Integrated Technology, Inc.	4,000	36,159
FSP Technology, Inc.	8,000	12,562
Fu Hua Innovation Co. Ltd.	27,714	12,786
Fubon Financial Holding Co. Ltd.	530,823	1,427,925
Fulltech Fiber Glass Corp. *	16,064	48,137
Fusheng Precision Co. Ltd.	5,000	40,194
G Shank Enterprise Co. Ltd.	10,589	26,994
Gamania Digital Entertainment Co. Ltd.	13,000	17,262
Gemtek Technology Corp.	47,000	52,998
General Interface Solution GIS Holding Ltd. *	18,000	29,221
Genius Electronic Optical Co. Ltd.	4,000	54,739
Getac Holdings Corp.	21,000	64,044
GFC Ltd.	3,000	10,932
Giant Manufacturing Co. Ltd.	20,000	44,980
Gigabyte Technology Co. Ltd.	18,000	125,274
Global Brands Manufacture Ltd.	21,888	60,317
Global Mixed Mode Technology, Inc.	3,000	21,114
Global PMX Co. Ltd.	2,000	8,070
Globalwafers Co. Ltd.	15,000	197,294
Gloria Material Technology Corp.	34,392	34,102
Goldsun Building Materials Co. Ltd.	82,973	92,913
Grape King Bio Ltd.	10,000	37,848
Great Wall Enterprise Co. Ltd.	44,330	75,293
Greatek Electronics, Inc.	16,000	42,290
Group Up Industrial Co. Ltd.	2,000	18,361
Gudeng Precision Industrial Co. Ltd.	1,000	11,777
Hannstar Board Corp.	23,814	59,367
HannsTouch Holdings Co. *	32,279	11,561
Hey Song Corp.	18,750	20,996
Highwealth Construction Corp.	98,135	106,822
Hiwin Technologies Corp.	19,000	135,799
Ho Tung Chemical Corp.	63,688	19,363
Holy Stone Enterprise Co. Ltd.	10,500	45,160
Hon Hai Precision Industry Co. Ltd.	654,068	3,836,026
Hong TAI Electric Industrial	32,000	34,182
Hota Industrial Manufacturing Co. Ltd.	6,000	9,234
Hotai Finance Co. Ltd.	14,000	27,107
Hotai Motor Co. Ltd.	13,000	196,606
Hsin Kuang Steel Co. Ltd.	13,000	16,103
Hu Lane Associate, Inc.	4,305	14,543
Hua Nan Financial Holdings Co. Ltd.	318,453	330,705
Hua Yu Lien Development Co. Ltd.	3,904	6,472
Huaku Development Co. Ltd.	18,585	69,759
Hung Sheng Construction Ltd.	13,688	8,499
I-Sheng Electric Wire & Cable Co. Ltd.	9,000	13,161
IBF Financial Holdings Co. Ltd.	132,503	61,755
Ichia Technologies, Inc.	11,000	16,911
IEI Integration Corp.	8,000	15,189
Innodisk Corp.	2,039	54,020
Innolux Corp.	361,645	269,791
Inpaq Technology Co. Ltd.	9,000	22,437
Inventec Corp.	149,282	187,011
ITE Technology, Inc.	6,000	21,489
ITEQ Corp.	15,000	69,675
	SHARES	VALUE†
JPC connectivity, Inc.	5,000	$24,789
Kedge Construction Co. Ltd.	4,324	10,685
Kenda Rubber Industrial Co. Ltd.	34,650	19,671
Kerry TJ Logistics Co. Ltd.	9,000	8,642
KGI Financial Holding Co. Ltd.	1,124,694	677,209
Kindom Development Co. Ltd.	27,720	27,573
King Yuan Electronics Co. Ltd.	58,100	474,323
Kinpo Electronics	111,000	74,822
Kinsus Interconnect Technology Corp.	31,217	305,628
Kung Long Batteries Industrial Co. Ltd.	8,000	30,904
Kuo Toong International Co. Ltd.	16,000	25,424
L&K Engineering Co. Ltd.	2,397	39,288
Lanner Electronics, Inc.	6,000	12,537
Largan Precision Co. Ltd.	7,000	471,849
Lelon Electronics Corp.	10,000	39,412
Lien Hwa Industrial Holdings Corp.	33,666	47,440
Lion Travel Service Co. Ltd.	3,000	14,592
Lite-On Technology Corp.	127,874	561,974
Lotes Co. Ltd.	4,000	256,490
Lotus Pharmaceutical Co. Ltd.	10,000	64,748
Lumax International Corp. Ltd.	4,000	14,388
Lung Yen Life Service Corp. *	16,000	23,447
Macronix International Co. Ltd. *	72,171	260,737
Makalot Industrial Co. Ltd.	9,000	64,044
Marketech International Corp.	5,000	42,696
MediaTek, Inc.	45,000	2,097,279
Mega Financial Holding Co. Ltd.	324,287	390,017
Mercuries & Associates Holding Ltd.	19,184	8,641
Mercuries Life Insurance Co. Ltd. *	81,475	19,470
Merida Industry Co. Ltd.	15,000	30,450
Merry Electronics Co. Ltd.	15,226	39,768
Micro-Star International Co. Ltd.	42,000	111,667
Mitac Holdings Corp.	53,500	123,500
MOSA Industrial Corp. *	9,616	5,745
Motech Industries, Inc.	17,000	14,038
Nak Sealing Technologies Corp.	3,000	10,651
Namchow Holdings Co. Ltd.	7,000	7,970
Nan Kang Rubber Tire Co. Ltd.	12,321	13,566
Nan Pao Resins Chemical Co. Ltd.	2,000	19,299
Nan Ya Plastics Corp.	202,000	466,931
Nan Ya Printed Circuit Board Corp.	15,000	244,917
Nantex Industry Co. Ltd.	10,000	8,023
Nanya Technology Corp. *	64,000	397,373
Nichidenbo Corp.	6,000	16,985
Nien Made Enterprise Co. Ltd.	7,000	72,255
Novatek Microelectronics Corp.	10,000	118,705
O-Bank Co. Ltd.	91,943	28,759
Ocean Plastics Co. Ltd.	9,000	9,388
Orient Semiconductor Electronics Ltd.	30,485	47,678
Pan German Universal Motors Ltd.	2,000	14,514
Pan Jit International, Inc.	24,600	66,482
Pan-International Industrial Corp.	34,380	46,241
Parade Technologies Ltd.	5,000	74,445
Pegatron Corp.	134,249	319,980
Pegavision Corp.	2,000	17,329
Phison Electronics Corp.	9,000	422,271
Pixart Imaging, Inc.	8,000	44,292
Pou Chen Corp.	115,133	101,916
Powerchip Semiconductor Manufacturing Corp. *	65,000	107,961
Powertech Technology, Inc.	49,000	286,612
President Securities Corp.	95,299	94,941
Primax Electronics Ltd.	25,000	54,739
Prince Housing & Development Corp.	77,970	19,633
Promate Electronic Co. Ltd.	9,599	13,361

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Qisda Corp.	106,108	$75,507
Quanta Computer, Inc.	28,000	243,916
Quanta Storage, Inc.	7,000	18,962
Radiant Opto-Electronics Corp.	27,000	77,191
Radium Life Tech Co. Ltd.	41,409	13,600
Raydium Semiconductor Corp.	4,000	27,401
Realtek Semiconductor Corp.	1,000	14,952
Rechi Precision Co. Ltd.	30,000	24,539
Ritek Corp. *	29,000	11,566
Ruentex Development Co. Ltd.	67,600	52,545
Ruentex Industries Ltd.	22,891	33,545
Sakura Development Co. Ltd.	8,400	12,586
Sampo Corp.	31,600	24,958
San Fang Chemical Industry Co. Ltd.	13,000	13,155
Sanyang Motor Co. Ltd.	41,573	75,812
ScinoPharm Taiwan Ltd.	14,000	9,065
SDI Corp.	10,000	29,528
Sercomm Corp. *	18,000	42,227
Sesoda Corp.	17,193	22,695
Shanghai Commercial & Savings Bank Ltd. (The)	171,618	209,356
Shihlin Electric & Engineering Corp.	11,000	61,417
Shin Ruenn Development Co. Ltd.	5,650	6,760
Shin Zu Shing Co. Ltd.	9,064	54,152
Shinkong Insurance Co. Ltd.	11,000	40,256
Shinkong Synthetic Fibers Corp.	108,151	52,266
Shinkong Textile Co. Ltd.	4,000	7,595
Shiny Chemical Industrial Co. Ltd.	3,000	12,762
Sigurd Microelectronics Corp.	42,694	199,648
Simplo Technology Co. Ltd.	9,000	93,744
Sinbon Electronics Co. Ltd.	11,000	86,362
Sincere Navigation Corp.	27,810	36,535
Sino-American Silicon Products, Inc.	33,000	110,963
Sinon Corp.	37,000	51,270
SinoPac Financial Holdings Co. Ltd.	739,233	709,867
Sinyi Realty, Inc.	11,000	6,847
Sitronix Technology Corp.	9,000	53,769
Soft-World International Corp.	4,000	12,387
Solar Applied Materials Technology Corp.	18,000	50,391
Sporton International, Inc.	4,000	23,647
Sports Gear Co. Ltd.	4,000	10,898
Standard Chemical & Pharmaceutical Co. Ltd.	5,000	9,916
Standard Foods Corp.	31,000	29,817
Stark Technology, Inc.	2,000	8,633
Starlux Airlines Co. Ltd. *	44,000	28,833
Sunny Friend Environmental Technology Co. Ltd.	4,000	9,509
Sunonwealth Electric Machine Industry Co. Ltd.	12,445	47,880
Sunplus Technology Co. Ltd. *	12,000	7,319
Sunrex Technology Corp.	6,000	7,451
Superalloy Industrial Co. Ltd.	12,000	15,690
Supreme Electronics Co. Ltd.	40,000	92,211
Swancor Holding Co. Ltd.	5,000	18,611
Syncmold Enterprise Corp.	5,000	15,421
Synmosa Biopharma Corp.	17,986	17,384
Synnex Technology International Corp.	77,300	183,276
Systex Corp.	9,000	29,559
	SHARES	VALUE†
T3EX Global Holdings Corp.	4,000	$8,508
TA Chen Stainless Pipe	110,317	127,156
Ta Ya Electric Wire & Cable	47,958	47,478
TA-I Technology Co. Ltd.	6,000	10,904
TAI-TECH Advanced Electronics Co. Ltd. *	3,000	13,325
Taichung Commercial Bank Co. Ltd.	284,630	182,957
TaiDoc Technology Corp.	7,000	26,603
Taiflex Scientific Co. Ltd.	26,923	89,687
Tainan Spinning Co. Ltd.	21,427	8,478
Taiwan Acceptance Corp.	16,800	40,463
Taiwan Business Bank	453,954	212,991
Taiwan Cogeneration Corp.	27,000	36,484
Taiwan Cooperative Financial Holding Co. Ltd.	350,093	256,793
Taiwan Fertilizer Co. Ltd.	48,000	68,314
Taiwan Fire & Marine Insurance Co. Ltd.	8,400	12,218
Taiwan FU Hsing Industrial Co. Ltd.	6,800	9,571
Taiwan Glass Industry Corp. *	81,321	132,016
Taiwan Hon Chuan Enterprise Co. Ltd.	26,612	96,143
Taiwan Mobile Co. Ltd.	90,000	306,850
Taiwan Navigation Co. Ltd.	22,000	20,507
Taiwan Paiho Ltd.	12,000	17,360
Taiwan PCB Techvest Co. Ltd.	28,000	28,070
Taiwan Sakura Corp.	6,000	16,515
Taiwan Secom Co. Ltd.	7,000	24,851
Taiwan Semiconductor Co. Ltd.	10,000	16,328
Taiwan Shin Kong Security Co. Ltd.	19,100	24,345
Taiwan Surface Mounting Technology Corp.	21,518	62,259
Taiwan Union Technology Corp.	2,000	35,596
Tatung Co. Ltd.	98,800	96,420
TCC Group Holdings Co. Ltd.	323,971	233,073
TCI Co. Ltd.	5,000	19,628
Teco Electric & Machinery Co. Ltd.	65,000	121,989
Test Research, Inc.	11,000	87,911
Thinking Electronic Industrial Co. Ltd.	4,000	18,705
Ton Yi Industrial Corp.	82,000	46,681
Tong Hsing Electronic Industries Ltd.	12,870	56,560
Tong Yang Industry Co. Ltd.	29,921	75,434
Topco Scientific Co. Ltd.	8,115	77,292
Topkey Corp.	3,000	13,982
TPK Holding Co. Ltd.	34,000	46,156
Transcend Information, Inc.	10,000	65,999
Tripod Technology Corp.	29,000	307,053
TS Financial Holding Co. Ltd.	1,301,036	942,101
TSRC Corp.	26,000	15,615
TTY Biopharm Co. Ltd.	17,000	38,711
Tung Ho Steel Enterprise Corp.	47,290	100,290
TXC Corp.	16,000	46,393
TYC Brother Industrial Co. Ltd.	21,000	20,658
U-Ming Marine Transport Corp.	27,000	48,983
Uni-President Enterprises Corp.	284,000	630,716
Unimicron Technology Corp.	88,962	1,236,897
Union Bank of Taiwan	79,276	50,958
Unitech Printed Circuit Board Corp.	55,184	126,870
United Microelectronics Corp.	485,513	858,038
United Microelectronics Corp., ADR	51,052	458,447
United Orthopedic Corp.	7,000	21,414
United Renewable Energy Co. Ltd. *	24,000	15,952
Universal Cement Corp.	49,205	45,173

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Taiwan (Continued)
Vanguard International Semiconductor Corp.	47,576	$172,625
Via Technologies, Inc.	8,000	13,062
Visco Vision, Inc.	2,000	11,824
VisEra Technologies Co. Ltd.	3,000	28,527
Vizionfocus, Inc.	2,000	11,292
Wafer Works Corp. *	35,503	36,369
Wah Lee Industrial Corp.	18,420	66,835
Walsin Lihwa Corp.	160,198	151,078
Walsin Technology Corp.	22,000	80,513
Wan Hai Lines Ltd.	47,000	113,347
Weikeng Industrial Co. Ltd.	32,945	32,770
Win Semiconductors Corp.	25,000	274,867
Winbond Electronics Corp.	203,378	573,810
Winstek Semiconductor Co. Ltd.	3,000	13,372
Wisdom Marine Lines Co. Ltd.	27,019	56,624
Wistron Corp.	174,431	668,370
WNC Corp.	26,429	140,536
Wowprime Corp.	3,000	21,442
WPG Holdings Ltd.	95,400	262,596
WT Microelectronics Co. Ltd.	34,360	233,222
Yageo Corp.	115,800	881,992
Yang Ming Marine Transport Corp.	95,000	154,520
YC INOX Co. Ltd.	29,977	18,800
Yea Shin International Development Co. Ltd.	1,065	889
Yem Chio Co. Ltd.	23,119	9,871
YFY, Inc.	110,385	92,534
Yieh Phui Enterprise Co. Ltd. *	56,254	24,986
Youngtek Electronics Corp.	12,000	27,025
Yuanta Financial Holding Co. Ltd.	696,396	974,780
Yulon Motor Co. Ltd.	54,247	46,153
YungShin Global Holding Corp.	7,000	11,845
Zeng Hsing Industrial Co. Ltd.	2,148	6,168
Zero One Technology Co. Ltd.	9,000	26,322
Zhen Ding Technology Holding Ltd.	55,000	355,255
Zyxel Group Corp.	31,438	32,156
		48,536,636
Thailand — 1.3%
AP Thailand PCL	242,500	61,765
Asset World Corp. PCL	202,400	12,520
Bangchak Corp. PCL	73,300	87,235
Bangkok Bank PCL	56,300	284,231
Bangkok Bank PCL, NVDR	13,300	67,145
Bangkok Commercial Asset Management PCL	116,500	25,080
Bangkok Life Assurance PCL, NVDR	26,800	16,577
Banpu PCL	429,750	78,835
Berli Jucker PCL	64,800	29,865
Charoen Pokphand Foods PCL	179,100	113,499
CP Axtra PCL	56,521	27,421
GFPT PCL	33,300	9,542
Hana Microelectronics PCL	30,500	25,432
Kasikornbank PCL, NVDR	23,200	134,360
Krung Thai Bank PCL	59,575	63,224
PTT Exploration & Production PCL	46,400	227,920
PTT Global Chemical PCL	123,028	136,159
PTT PCL	759,800	800,578
Regional Container Lines PCL	17,100	16,333
Sansiri PCL	1,106,700	45,637
Siam Cement PCL (The)	31,500	197,711
Sri Trang Agro-Industry PCL	57,200	30,872
	SHARES	VALUE†
Sri Trang Gloves Thailand PCL	50,900	$17,286
Star Petroleum Refining PCL	80,000	17,223
Stecon Group PCL	70,300	15,667
Supalai PCL	115,700	57,183
Thai Oil PCL	58,777	86,882
Thanachart Capital PCL	17,800	30,629
TMBThanachart Bank PCL	534,672	37,288
WHA Corp. PCL	253,200	32,245
		2,786,344
Turkey — 0.6%
Alarko Holding AS	8,981	17,865
Albaraka Turk Katilim Bankasi AS	137,184	24,819
Aygaz AS	2,629	13,796
Dogan Sirketler Grubu Holding AS	84,330	37,895
Dogus Otomotiv Servis ve Ticaret AS	5,901	25,614
Enka Insaat ve Sanayi AS	52,886	111,209
Eregli Demir ve Celik Fabrikalari TAS	123,498	78,422
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D *	72,396	50,338
KOC Holding AS	47,064	206,300
Pegasus Hava Tasimaciligi AS *	3,440	13,585
Turk Hava Yollari AO	41,883	277,316
Turk Telekomunikasyon AS *	40,171	52,473
Turkcell Iletisim Hizmetleri AS	82,156	195,774
Turkiye Petrol Rafinerileri AS	26,307	152,874
Turkiye Sinai Kalkinma Bankasi AS	37,637	9,409
Turkiye Sise ve Cam Fabrikalari AS	63,955	63,292
		1,330,981
United Arab Emirates — 1.3%
Abu Dhabi Commercial Bank PJSC	23,080	77,660
Abu Dhabi National Hotels	374,550	40,786
Abu Dhabi Ports Co. PJSC *	70,011	73,951
Agthia Group PJSC	18,043	17,437
Ajman Bank PJSC	74,597	27,416
Alpha Dhabi Holding PJSC	19,902	37,384
Amanat Holdings PJSC	96,835	31,898
Bank of Sharjah *	40,477	12,893
Dana Gas PJSC	486,882	113,195
Deyaar Development PJSC	130,763	28,265
Dubai Investments PJSC	167,588	172,456
Dubai Islamic Bank PJSC *	49,261	98,165
Emaar Properties PJSC	315,614	1,005,277
Emirates NBD Bank PJSC	94,573	688,707
EMSTEEL Building Materials PJSC *	112,430	30,914
First Abu Dhabi Bank PJSC	20,870	96,586
Ghitha Holding PJSC *	870	3,145
Modon Holding PSC *	121,014	95,538
National Bank of Ras Al-Khaimah PSC	3,941	8,690
National Central Cooling Co. PJSC	34,380	24,803
NMDC Group PJSC	3,520	16,540
RAK Properties PJSC *	93,395	23,925
Ras Al Khaimah Ceramics PJSC	45,645	27,586
Sharjah Islamic Bank	84,206	73,356
Two Point Zero Group PJSC *	133,955	70,017
		2,896,590
United States — 0.1%
GCC SAB de CV	9,763	103,459
TOTAL COMMON STOCKS
(Identified Cost $152,222,608)		214,841,292
PREFERRED STOCKS — 1.1%
Brazil — 1.1%
Banco ABC Brasil SA, 10.207%	9,087	44,559
Banco Bradesco SA, 7.492%	95,016	351,643

The accompanying notes are an integral part of these portfolio of investments.

SA Emerging Markets Value Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
PREFERRED STOCKS (Continued)
Brazil (Continued)
Banco do Estado do Rio Grande do Sul SA, 9.293%	14,808	$49,314
Cyrela Brazil Realty SA Empreendimentos e Participacoes *	722	3,525
Petroleo Brasileiro SA - Petrobras, 6.007%	195,991	1,841,536
Randoncorp SA, 0.842%	9,200	9,858
		2,300,435
Colombia — 0.0%
Grupo Argos SA, 5.252%	3,541	12,627
Grupo de Inversiones Suramericana SA, 3.571%	7,476	85,471
		98,098
TOTAL PREFERRED STOCKS
(Identified Cost $896,294)		2,398,533
RIGHTS AND WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Corp. Bhd. *	54,912	542
TOTAL RIGHTS AND WARRANTS
(Identified Cost $0)		542
SHORT-TERM INVESTMENTS — 0.5%
Investment Company — 0.2%
State Street Institutional U.S. Government Money Market Fund 3.350%	318,063	318,063
Collateral For Securities On Loan — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	666,769	666,769
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $984,832)		984,832
Total Investments — 100.7%
(Identified Cost $154,103,734)		218,225,199
Liabilities in excess of Cash and Other Assets — (0.7%)		(1,619,673)
Net Assets — 100.0%		$216,605,526

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $5,256,650.
±	144A Securities. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been deemed by the Fund to be liquid and at March 31, 2026 amounted to $3,479,833 or 1.61% of the net assets of the Fund.
<>	Fair valued security. Security is valued using significant observable inputs other than quoted prices as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1
§	Fair valued security. Security is valued using significant unobservable inputs as determined pursuant to procedures approved by the Fund’s Board of Trustees. See Note 1

Key to abbreviations:

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

GDR — Global Depository Receipt

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
COMMON STOCKS — 99.4%
Diversified REITs — 2.4%
Alpine Income Property Trust, Inc.	1,013	$18,234
American Assets Trust, Inc.	4,156	76,512
Broadstone Net Lease, Inc.	18,157	331,728
CTO Realty Growth, Inc.	2,292	42,379
Essential Properties Realty Trust, Inc.	21,152	642,175
Gladstone Commercial Corp.	3,518	40,211
Global Net Lease, Inc.	12,253	114,688
Modiv Industrial, Inc.	764	10,940
WP Carey, Inc.	22,032	1,497,295
		2,774,162
Health Care REITs — 16.9%
Alexandria Real Estate Equities, Inc.	15,344	712,269
American Healthcare REIT, Inc.	18,734	883,495
CareTrust REIT, Inc.	22,582	827,630
Chiron Real Estate, Inc.	1,025	33,907
Community Healthcare Trust, Inc.	893	14,190
Diversified Healthcare Trust	16,347	108,544
Healthcare Realty Trust, Inc.	31,487	534,964
Healthpeak Properties, Inc.	69,028	1,134,130
LTC Properties, Inc.	5,301	196,985
Medical Properties Trust, Inc.	49,407	228,754
National Health Investors, Inc.	4,395	355,380
Omega Healthcare Investors, Inc.	28,341	1,241,903
Sabra Health Care REIT, Inc.	23,826	458,174
Sila Realty Trust, Inc.	5,641	133,579
Strawberry Fields REIT, Inc.	897	10,674
Universal Health Realty Income Trust	1,361	55,080
Ventas, Inc.	46,495	3,802,361
Welltower, Inc.	45,562	9,008,063
		19,740,082
Hotel & Resort REITs — 2.6%
Apple Hospitality REIT, Inc.	16,977	195,405
Ashford Hospitality Trust, Inc. *	2,698	7,392
Braemar Hotels & Resorts, Inc.	5,146	12,144
Chatham Lodging Trust	3,830	30,142
DiamondRock Hospitality Co.	21,117	197,866
Host Hotels & Resorts, Inc.	66,786	1,279,620
Park Hotels & Resorts, Inc. @	20,989	221,014
Pebblebrook Hotel Trust	9,947	125,631
RLJ Lodging Trust	11,045	81,954
Ryman Hospitality Properties, Inc.	5,706	526,493
Service Properties Trust @	11,937	16,175
Summit Hotel Properties, Inc.	10,691	47,254
Sunstone Hotel Investors, Inc.	19,666	177,191
Xenia Hotels & Resorts, Inc.	9,259	137,311
		3,055,592
Industrial REITs — 10.8%
Americold Realty Trust, Inc.	20,976	240,385
EastGroup Properties, Inc.	5,228	967,651
First Industrial Realty Trust, Inc.	12,892	745,802
Industrial Logistics Properties Trust	5,224	29,672
Innovative Industrial Properties, Inc.	2,731	136,987
Lineage, Inc. @	6,492	212,678
LXP Industrial Trust	5,637	260,768
One Liberty Properties, Inc. @	1,482	31,804
Prologis, Inc.	61,173	8,085,847
Rexford Industrial Realty, Inc.	19,418	635,551
STAG Industrial, Inc.	18,420	664,225
Terreno Realty Corp.	10,453	642,023
		12,653,393
Office REITs — 2.7%
Brandywine Realty Trust	5,871	15,910
	SHARES	VALUE†
BXP, Inc.	15,395	$799,001
COPT Defense Properties	11,467	350,890
Cousins Properties, Inc.	12,488	281,854
Douglas Emmett, Inc.	16,456	155,016
Easterly Government Properties, Inc.	3,870	82,934
Empire State Realty Trust, Inc., Class A	11,500	59,800
Highwoods Properties, Inc.	12,169	260,538
JBG SMITH Properties	6,335	92,554
Kilroy Realty Corp.	10,355	292,115
NET Lease Office Properties	1,572	18,109
Peakstone Realty Trust	1,614	33,717
Piedmont Realty Trust, Inc. *	12,236	80,391
Postal Realty Trust, Inc., Class A	1,457	27,042
SL Green Realty Corp.	6,966	257,324
Vornado Realty Trust	15,278	397,075
		3,204,270
Residential REITs — 12.9%
American Homes 4 Rent, Class A	33,305	929,876
AvalonBay Communities, Inc.	13,948	2,278,406
BRT Apartments Corp.	400	5,336
Camden Property Trust	10,369	1,012,637
Centerspace	1,534	88,128
Clipper Realty, Inc.	3,381	10,211
Equity LifeStyle Properties, Inc.	18,727	1,168,939
Equity Residential	35,479	2,098,583
Essex Property Trust, Inc.	6,258	1,514,436
Independence Realty Trust, Inc.	17,633	262,555
Invitation Homes, Inc.	56,148	1,395,278
Mid-America Apartment Communities, Inc.	11,563	1,412,074
NexPoint Residential Trust, Inc.	2,313	57,825
Sun Communities, Inc.	12,041	1,516,684
UDR, Inc.	30,795	1,040,255
UMH Properties, Inc.	7,288	105,166
Veris Residential, Inc.	7,019	132,448
		15,028,837
Retail REITs — 17.3%
Acadia Realty Trust	12,887	246,400
Agree Realty Corp.	12,372	932,601
Alexander's, Inc.	87	20,549
Brixmor Property Group, Inc.	31,516	907,661
CBL & Associates Properties, Inc.	1,387	53,302
Curbline Properties Corp.	9,588	247,275
Federal Realty Investment Trust	8,296	881,118
FrontView REIT, Inc.	1,158	17,914
Getty Realty Corp.	5,433	172,769
InvenTrust Properties Corp.	8,476	258,179
Kimco Realty Corp.	65,799	1,478,504
Kite Realty Group Trust	20,516	503,668
Macerich Co. (The)	26,112	493,517
NETSTREIT Corp. @	12,306	231,722
NNN REIT, Inc.	18,414	773,941
Phillips Edison & Co., Inc.	12,315	460,827
Realty Income Corp.	84,723	5,183,353
Regency Centers Corp.	17,440	1,319,510
Saul Centers, Inc.	1,365	44,472
Simon Property Group, Inc.	28,708	5,354,903
Tanger, Inc.	10,913	370,824
Urban Edge Properties	12,150	242,757
Whitestone REIT	4,776	77,132
		20,272,898
Specialized REITs — 33.8%
American Tower Corp.	30,505	5,264,553
Crown Castle, Inc.	42,693	3,471,368
CubeSmart	22,192	813,337

The accompanying notes are an integral part of these portfolio of investments.

SA Real Estate Securities Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE†
COMMON STOCKS (Continued)
Specialized REITs (Continued)
Digital Realty Trust, Inc.	30,963	$5,579,842
EPR Properties	7,659	382,644
Equinix, Inc.	6,220	6,097,093
Extra Space Storage, Inc.	20,552	2,694,984
Four Corners Property Trust, Inc.	10,899	257,761
Gaming & Leisure Properties, Inc.	28,220	1,252,121
Global Self Storage, Inc.	995	5,084
Iron Mountain, Inc.	29,038	2,965,941
Lamar Advertising Co., Class A	8,889	1,125,881
National Storage Affiliates Trust	7,272	274,445
Outfront Media, Inc.	15,521	411,307
Public Storage	15,543	4,210,288
SBA Communications Corp.	10,655	1,833,832
VICI Properties, Inc.	104,805	2,863,273
		39,503,754
TOTAL COMMON STOCKS (Identified Cost $69,243,456)		116,232,988
SHORT-TERM INVESTMENTS — 0.9%
Investment Company — 0.3%
State Street Institutional U.S. Government Money Market Fund 3.350%	314,943	314,943
Collateral For Securities On Loan — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio 3.680%	689,220	689,220
TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,004,163)		1,004,163
Total Investments — 100.3% (Identified Cost $70,247,619)		117,237,151
Liabilities in excess of Cash and Other Assets — (0.3%)		(342,685)
Net Assets — 100.0%		$116,894,466

†	See Note 1
*	Non-income producing security
@	A portion or all of the security was held on loan. As of March 31, 2026, the fair value of the securities on loan was $665,628.

Key to abbreviations:

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of these portfolio of investments.

SA Worldwide Moderate Growth Fund

PORTFOLIO OF INVESTMENTS — AS OF March 31, 2026 (Unaudited)

	SHARES	VALUE†
MUTUAL FUNDS — 100.1%
Others — 100.1%
SA Emerging Markets Value Fund €	116,170	$1,468,391
SA Global Fixed Income Fund €	390,200	3,398,638
SA International Value Fund €	249,885	4,572,894
SA Real Estate Securities Fund €	60,100	679,733
SA U.S. Core Market Fund €	93,497	3,737,069
SA U.S. Fixed Income Fund €	353,225	3,401,559
SA U.S. Small Company Fund €	46,704	1,534,682
SA U.S. Value Fund €	149,984	3,847,093
		22,640,059
TOTAL MUTUAL FUNDS (Identified Cost $17,610,667)		22,640,059
Total Investments — 100.1% (Identified Cost $17,610,667)		22,640,059
Liabilities in excess of Cash and Other Assets — (0.1%)		(17,588)
Net Assets — 100.0%		$22,622,471

†	See Note 1
€	SA Worldwide Moderate Growth Fund invests substantially all of its assets in the affiliated Underlying SA Funds.

The accompanying notes are an integral part of these portfolio of investments.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited)

Security Valuation — Domestic equity securities listed on an exchange or stock market for which market quotations are readily available are valued according to the official closing price, if any, or at their last reported sale price on the exchange or stock market where the security is primarily traded, or in the absence of such reported prices, at the mean between the most recent quoted bid and asked prices. Domestic equity securities traded on the over-the-counter markets are valued at the mean between the most recent quoted bid and asked prices in the absence of an official closing price or last reported sale price.

Foreign equity securities traded on a foreign exchange or over-the-counter markets are generally valued at the most recent quoted bid price in the absence of an official closing price or last reported sale price. Foreign securities quoted in foreign currencies are translated into U.S. dollars using prevailing exchange rates.

Fixed income investments are generally valued based on prices received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

Shares of registered open-end investment companies are valued at the investment company’s net asset value. Forward currency contracts are valued based on prices received from independent pricing services. Securities for which market quotations are not readily available, or for which available quotations appear to accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the valuation designee (“Valuation Designee”) appointed by the Board of Trustees (the “Board” or “Trustees”) pursuant to procedures approved by the Board of Trustees. The Board of Trustees has designated Focus Partners Advisor Solutions, LLC (the "Adviser") as the Valuation Designee for the Funds.

Certain Funds hold securities traded in foreign markets. Foreign securities are valued at the latest market price in the foreign market. However, if events occurring after the close of the foreign market (but before the close of regular trading on the New York Stock Exchange) are believed to materially affect the value of those securities, such securities may be valued at fair value as determined in good faith by the Valuation Designee.

Fair Value Measurement — The Board has adopted procedures to fair value securities and other assets of each Fund when market prices are not readily available or do not accurately reflect their current market value. The Board has designated the responsibility for applying these fair valuation methods to the Valuation Designee. For example, a Fund may fair value an asset when it is delisted or trading is halted or suspended; when it has not been traded for an extended period of time; when its primary pricing source is unavailable or other data calls the primary source’s reliability into question; or when its primary trading market is closed during regular U.S. market hours. Each Fund makes fair valuation determinations in accordance with the Trust’s Procedures for Valuing Securities and Assets, as amended. The Valuation Designee may consider various factors, including unobservable market inputs when arriving at fair value. The Valuation Designee may use, but is not limited to, techniques such as review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book value, and other relevant information when determining fair value. The Valuation Designee regularly reviews these inputs and assumptions when reviewing fair valuations of investments held by the Funds. Fair value pricing involves subjective judgement and it is possible that the fair value determined for an asset is materially different than the value that could be realized upon the sale of that asset. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds value their investments based on a three-level hierarchy of inputs that establishes classification of fair value measurements for disclosure purposes. If inputs used to measure a financial instrument fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. The three-level hierarchy of inputs is summarized in the three broad levels below.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

Level 1 – unadjusted quoted prices in active markets for identical investments.

Level 2 – significant observable inputs other than quoted prices within Level 1 (including quoted prices for similar investments, interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar securities).

Level 3 – significant unobservable inputs to the extent that observable inputs are not available (including the Pricing Committee or Valuation Designee’s own assumptions used to determine the fair value of investments).

The tables below provide a summary of the inputs as of March 31, 2026, in valuing each Fund's investments:

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2026
SA U.S. Fixed Income Fund
Assets
Yankee Corporate Bonds And Notes	$—	$62,830,653	$—		$62,830,653
Corporate Bonds and Notes	—	246,501,546	—		246,501,546
U.S. Government & Agency Obligations	—	139,270,666	—		139,270,666
Short-Term Investments	2,698,692	—	—		2,698,692
Total Investments	$2,698,692	$448,602,865	$—		$451,301,557
SA Global Fixed Income Fund
Assets
Corporate Bonds and Notes	$—	$534,280,317	$—		$534,280,317
Short-Term Investments	4,577,570	—	—		4,577,570
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	3,755,570	—		3,755,570
Total Investments	$4,577,570	$538,035,887	$—		$542,613,457
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(277,221)	$—		$(277,221)
SA U.S. Core Market Fund
Assets
Common Stocks	$635,144,227	$—	$0	†	$635,144,227
Mutual Funds	30,208,301	—	—		30,208,301
Short-Term Investments	1,799,355	—	—		1,799,355
Total Investments	$667,151,883	$—	$0		$667,151,883

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total Fair Value as of March 31, 2026
SA U.S. Value Fund
Assets
Common Stocks	$576,242,160	$—	$—		$576,242,160
Short-Term Investments	1,027,911	—	—		1,027,911
Total Investments	$577,270,071	$—	$—		$577,270,071
SA U.S. Small Company Fund
Assets
Common Stocks	$313,494,925	$—	$11,349	†	$313,506,274
Rights and Warrants	517	—	—		517
Short-Term Investments	2,158,465	—	—		2,158,465
Total Investments	$315,653,907	$—	$11,349		$315,665,256
SA International Value Fund
Assets
Common Stocks	$604,357,940	$—	$—		$604,357,940
Preferred Stocks	3,405,768	—	—		3,405,768
Short-Term Investments	13,148,546	—	—		13,148,546
Total Investments	$620,912,254	$—	$—		$620,912,254
SA International Small Company Fund
Assets
Mutual Funds	$276,426,955	$—	$—		$276,426,955
Total Investments	$276,426,955	$—	$—		$276,426,955
SA Emerging Markets Value Fund
Assets
Common Stocks	$214,786,498	$54,794	$0†		$214,841,292
Preferred Stocks	2,398,533	—	—		2,398,533
Rights and Warrants	542	—	—		542
Short-Term Investments	984,832	—	—		984,832
Total Investments	$218,170,405	$54,794	$0		$218,225,199
SA Real Estate Securities Fund
Assets
Common Stocks	$116,232,988	$—	$—		116,232,988
Short-Term Investments	1,004,163	—	—		1,004,163
Total Investments	$117,237,151	$—	$—		$117,237,151

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

	Investments in Securities
Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value as of March 31, 2026
SA Worldwide Moderate Growth Fund
Assets
Mutual Funds	$22,640,059	$—	$—	$22,640,059
Total Investments	$22,640,059	$—	$—	$22,640,059

† Contains securities with a market value of zero.

A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. There were no significant Level 3 assets and/or liabilities held at the beginning or end of the period.

Securities Lending – The Funds may lend any of their securities held by State Street Bank and Trust Company (“State Street”) as custodian to certain qualified broker-dealers, banks and other institutions, except those securities which the Adviser or Dimensional Fund Advisor LP (the "Sub-Adviser") specifically identifies as not being available. Any gain or loss in the fair price of the securities loaned that might occur and any interest or dividends declared during the term of the loan would accrue to the account of the Funds. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the collateral decreases below the value of the securities loaned.

Upon entering into a securities lending transaction, a Fund maintains cash or other securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities with respect to securities of the U.S. government or its agencies or instrumentalities, a loan of sovereign debt issued by non-U.S. governments, or a loan of non-U.S. corporate debt, 102% of the current fair value of the loaned securities with respect to other U.S. securities and 105% of the current fair value of the loaned securities with respect to foreign equity securities. The fair value of the loaned security is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral is returned by the Fund, on the next business day. Any cash received as collateral is generally invested by State Street, acting in its capacity as securities lending agent (the “Agent”), in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a money market fund registered under the 1940 Act. A portion of the income received on the collateral is rebated to the borrower of the securities, and the remainder is split between the Agent and each respective Fund.

As of March 31, 2026, the following Funds had securities on loan, which were collateralized by short-term investments. The value of securities on loan and the value of the related collateral were as follows:

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA Global Fixed Income Fund	$300,631	$306,750	$—	$306,750
SA U.S Core Market Fund	1,053,720	132,338	941,509	1,073,847
SA U.S. Value Fund	1,189,478	85,758	1,132,570	1,218,328
SA U.S. Small Company Fund	7,729,274	1,309,954	6,585,390	7,895,344

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

	Value of Securities	Value of Cash Collateral	Value of Non- Cash Collateral*	Total Collateral
SA International Value Fund	$59,682,810	$12,163,413	$50,045,232	$62,208,645
SA Emerging Markets Value Fund	5,256,650	666,769	4,883,516	5,550,285
SA Real Estate Securities Fund	665,628	689,220	—	689,220

*The Funds cannot repledge or resell this collateral. The non-cash collateral is comprised of U.S. government securities.

The following table provides increased transparency about the types of collateral pledged for securities lending transactions that are accounted for as secured borrowing. Non-cash collateral is not reflected in the table because the Funds cannot repledge or resell this collateral.

	Remaining Contractual Maturity of the Agreements As of March 31, 2026
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Global Fixed Income Fund
Government Money Market	$306,750	$—	$—	$—	$306,750
Total Borrowings	$306,750	$—	$—	$—	$306,750
Gross amount of recognized liabilities for securities lending transactions					$306,750
SA U.S. Core Market Fund
Government Money Market	$132,338	$—	$—	$—	$132,338
Total Borrowings	$132,338	$—	$—	$—	$132,338
Gross amount of recognized liabilities for securities lending transactions					$132,338
SA U.S. Value Fund
Government Money Market	$85,759	$—	$—	$—	$85,759
Total Borrowings	$85,759	$—	$—	$—	$85,759
Gross amount of recognized liabilities for securities lending transactions					$85,759
SA U.S. Small Company Fund
Government Money Market	$1,309,954	$—	$—	$—	$1,309,954
Total Borrowings	$1,309,954	$—	$—	$—	$1,309,954
Gross amount of recognized liabilities for securities lending transactions					$1,309,954
SA International Value Fund
Government Money Market	$12,163,413	$—	$—	$—	$12,163,413
Total Borrowings	$12,163,413	$—	$—	$—	$12,163,413
Gross amount of recognized liabilities for securities lending transactions					$12,163,413

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

	Remaining Contractual Maturity of the Agreements As of March 31, 2026
Securities Lending Transaction (1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
SA Emerging Markets Value Fund
Government Money Market	$666,769	$—	$—	$—	$666,769
Total Borrowings	$666,769	$—	$—	$—	$666,769
Gross amount of recognized liabilities for securities lending transactions					$666,769
SA Real Estate Securities Fund
Government Money Market	$689,220	$—	$—	$—	$689,220
Total Borrowings	$689,220	$—	$—	$—	$689,220
Gross amount of recognized liabilities for securities lending transactions					$689,220

(1)	Amounts represent the payable for cash collateral received on securities on loan. This will generally be in the "Overnight and Continuous" column as the securities are typically callable on demand. The payable will be allocated into categories of securities based on the market value of the securities on loan.

Foreign Currency Translation and Foreign Investments — The books and records of the Funds are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign currency exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not reported separately from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Investing in foreign securities may involve certain sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of a Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operation risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

Forward Foreign Currency Exchange Contracts — Each Fund that may invest in foreign securities may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an agreement between two parties to buy or sell currency at a set price on a future date. By entering into a forward contract for the purchase or sale for a fixed amount of dollars of the amount of foreign currency involved in an underlying security transaction, a Fund may be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

SA FUNDS

NOTES TO FINANCIAL STATEMENTS – March 31, 2026 (Unaudited) (Continued)

The market value of a contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the 4:00 PM Eastern Time pricing for the forward currency exchange rate, and the change in market value is recorded as unrealized appreciation (depreciation) on foreign currency and forward currency transactions in a fund’s statement of assets and liabilities. When the contract is closed, a realized gain or loss is recognized, which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, and recorded as realized gain (loss) on foreign currency and forward currency transactions in a fund’s statement of operations.

Forward foreign currency exchange contracts may involve risks from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Federal Income Tax — At March 31, 2026, the aggregate cost of investment securities, aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities, including forward foreign currency exchange contracts, as computed on a federal income tax basis for each fund were as follows:

	Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SA U.S. Fixed Income Fund	$449,210,725	$2,720,634	$(629,802)	$2,090,832
SA Global Fixed Income Fund	535,808,420	9,061,666	(2,533,850)	6,527,816
SA U.S. Core Market Fund	106,919,907	560,895,902	(663,926)	560,231,976
SA U.S. Value Fund	317,480,941	280,513,479	(20,724,349)	259,789,130
SA U.S. Small Company Fund	144,153,557	180,190,705	(8,679,006)	171,511,699
SA International Value Fund	357,095,446	270,458,660	(6,641,852)	263,816,808
SA International Small Company Fund	105,826,244	170,600,711	—	170,600,711
SA Emerging Markets Value Fund	154,103,734	82,675,330	(18,553,865)	64,121,465
SA Real Estate Securities Fund	70,247,619	49,559,811	(2,570,279)	46,989,532
SA Worldwide Moderate Growth Fund	17,610,667	5,029,392	—	5,029,392